UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class Z : FSLZX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.53%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	32.59%	11.99%	11.77%
S&P MidCap 400® Index	33.36%	12.60%	10.99%
S&P 500® Index	33.89%	15.77%	15.21%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	17.3
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	8.9
Real Estate	6.8
Materials	6.3
Energy	5.0
Consumer Staples	4.7
Utilities	2.6
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Bancorp Inc/The	1.9
XPO Inc	1.6
Carlisle Cos Inc	1.4
Baldwin Insurance Group Inc/The Class A	1.4
HEICO Corp Class A	1.2
Wesco International Inc	1.2
Esab Corp	1.2
ITT Inc	1.2
Masimo Corp	1.1
Expand Energy Corp	1.1
13.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914092.100    2888-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class A : FSOAX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 125	1.10%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	20.99%	12.74%	9.65%
Class A (without 5.75% sales charge)	28.37%	14.08%	10.30%
Russell Midcap® Value Index	31.50%	10.92%	9.01%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Industrials	19.3
Consumer Discretionary	9.8
Materials	8.0
Utilities	7.4
Energy	7.1
Information Technology	6.7
Real Estate	6.2
Health Care	5.9
Consumer Staples	5.5
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
East West Bancorp Inc	2.0
Lumentum Holdings Inc	1.8
First Citizens BancShares Inc/NC Class A	1.8
Global Payments Inc	1.8
Apollo Global Management Inc	1.8
Vistra Corp	1.7
Canadian Natural Resources Ltd	1.6
Ventas Inc	1.5
PG&E Corp	1.5
Ameriprise Financial Inc	1.5
17.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914038.100    266-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class I : EQPGX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 81	0.68%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	38.48%	19.95%	16.48%
Russell 3000® Growth Index	38.16%	18.84%	16.08%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.1
Health Care	16.2
Consumer Discretionary	10.5
Industrials	10.4
Financials	7.8
Communication Services	7.2
Materials	1.6
Consumer Staples	1.6
Energy	1.5
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Apple Inc	10.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Amazon.com Inc	4.9
Microsoft Corp	4.8
Alphabet Inc Class A	4.7
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Uber Technologies Inc	2.1
Mastercard Inc Class A	1.8
51.6
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914053.100    86-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class C : FAVCX

This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 188	1.71%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	18.51%	8.97%	7.39%
Class C	19.51%	8.97%	7.39%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Health Care	16.0
Industrials	11.6
Consumer Staples	10.2
Energy	7.8
Utilities	6.6
Information Technology	6.2
Consumer Discretionary	4.7
Communication Services	4.2
Materials	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.0
JPMorgan Chase & Co	3.6
The Travelers Companies, Inc.	3.0
Chubb Ltd	2.8
UnitedHealth Group Inc	2.8
Comcast Corp Class A	2.6
Berkshire Hathaway Inc Class B	2.5
PG&E Corp	2.4
Bank of America Corp	2.4
Cigna Group/The	2.2
28.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses
  Expense reductions

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914056.100    884-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class A : FEIAX

This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.86%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	18.68%	9.49%	8.11%
Class A (without 5.75% sales charge)	25.92%	10.79%	8.76%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.9
Health Care	16.8
Consumer Staples	9.2
Energy	8.6
Information Technology	8.4
Industrials	8.3
Communication Services	7.7
Utilities	7.3
Materials	4.2
Consumer Discretionary	3.6
Real Estate	3.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Comcast Corp Class A	3.1
Shell PLC ADR	2.8
Johnson & Johnson	2.7
US Bancorp	2.6
M&T Bank Corp	2.5
Cisco Systems Inc	2.5
UnitedHealth Group Inc	2.5
Wells Fargo & Co	2.3
Exxon Mobil Corp	2.1
Merck & Co Inc	2.1
25.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914044.100    246-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class A : FAVAX

This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 103	0.94%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	13.52%	8.53%	7.42%
Class A (without 5.75% sales charge)	20.44%	9.82%	8.06%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Health Care	16.0
Industrials	11.6
Consumer Staples	10.2
Energy	7.8
Utilities	6.6
Information Technology	6.2
Consumer Discretionary	4.7
Communication Services	4.2
Materials	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.0
JPMorgan Chase & Co	3.6
The Travelers Companies, Inc.	3.0
Chubb Ltd	2.8
UnitedHealth Group Inc	2.8
Comcast Corp Class A	2.6
Berkshire Hathaway Inc Class B	2.5
PG&E Corp	2.4
Bank of America Corp	2.4
Cigna Group/The	2.2
28.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914055.100    879-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class M : FALGX

This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 157	1.33%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	31.48%	14.47%	11.47%
Class M (without 3.50% sales charge)	36.25%	15.29%	11.87%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.7
Financials	18.1
Industrials	16.5
Health Care	11.1
Communication Services	9.2
Energy	8.2
Consumer Staples	4.9
Consumer Discretionary	3.2
Materials	1.6
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.5
NVIDIA Corp	5.1
GE Aerospace	5.0
Exxon Mobil Corp	4.6
Boeing Co	2.8
Meta Platforms Inc Class A	2.7
Bank of America Corp	2.7
Apple Inc	2.7
GE Vernova Inc	2.7
41.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914099.100    534-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class A : FALAX

This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 128	1.09%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	28.74%	14.22%	11.50%
Class A (without 5.75% sales charge)	36.60%	15.58%	12.16%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.7
Financials	18.1
Industrials	16.5
Health Care	11.1
Communication Services	9.2
Energy	8.2
Consumer Staples	4.9
Consumer Discretionary	3.2
Materials	1.6
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.5
NVIDIA Corp	5.1
GE Aerospace	5.0
Exxon Mobil Corp	4.6
Boeing Co	2.8
Meta Platforms Inc Class A	2.7
Bank of America Corp	2.7
Apple Inc	2.7
GE Vernova Inc	2.7
41.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914096.100    250-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class I : FMCCX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.66%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	32.39%	11.83%	10.13%
S&P MidCap 400® Index	33.36%	12.60%	10.59%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	17.3
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	8.9
Real Estate	6.8
Materials	6.3
Energy	5.0
Consumer Staples	4.7
Utilities	2.6
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Bancorp Inc/The	1.9
XPO Inc	1.6
Carlisle Cos Inc	1.4
Baldwin Insurance Group Inc/The Class A	1.4
HEICO Corp Class A	1.2
Wesco International Inc	1.2
Esab Corp	1.2
ITT Inc	1.2
Masimo Corp	1.1
Expand Energy Corp	1.1
13.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914095.100    533-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class I : EQPIX

This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.61%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	26.19%	11.06%	9.03%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.9
Health Care	16.8
Consumer Staples	9.2
Energy	8.6
Information Technology	8.4
Industrials	8.3
Communication Services	7.7
Utilities	7.3
Materials	4.2
Consumer Discretionary	3.6
Real Estate	3.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Comcast Corp Class A	3.1
Shell PLC ADR	2.8
Johnson & Johnson	2.7
US Bancorp	2.6
M&T Bank Corp	2.5
Cisco Systems Inc	2.5
UnitedHealth Group Inc	2.5
Wells Fargo & Co	2.3
Exxon Mobil Corp	2.1
Merck & Co Inc	2.1
25.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914048.100    80-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class A : FAGAX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 92	0.74%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	38.96%	17.64%	17.29%
Class A (without 5.75% sales charge)	47.44%	19.04%	17.99%
Russell 1000® Growth Index	38.04%	19.46%	16.55%
Russell 1000® Index	34.40%	15.58%	13.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.4
Communication Services	19.7
Consumer Discretionary	12.7
Financials	7.0
Health Care	6.1
Industrials	5.2
Consumer Staples	1.3
Utilities	1.1
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	8.3
Meta Platforms Inc Class A	6.1
Amazon.com Inc	5.3
Apple Inc	5.2
Alphabet Inc Class C	3.9
Broadcom Inc	3.1
Roku Inc Class A	3.0
Visa Inc Class A	2.2
Eli Lilly & Co	2.1
52.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914060.100    248-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class Z : FGIZX

This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 54	0.47%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	32.42%	14.82%	13.38%
S&P 500® Index	33.89%	15.77%	15.21%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Financials	20.3
Industrials	16.2
Health Care	11.3
Energy	9.2
Consumer Staples	5.7
Communication Services	3.9
Utilities	2.4
Consumer Discretionary	2.0
Real Estate	1.3
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Wells Fargo & Co	6.7
Exxon Mobil Corp	6.1
GE Aerospace	4.7
NVIDIA Corp	4.2
Bank of America Corp	3.0
Apple Inc	2.9
UnitedHealth Group Inc	2.1
GE Vernova Inc	2.1
Visa Inc Class A	2.0
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914067.100    2885-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class A : FGIRX

This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 102	0.88%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	24.34%	13.03%	10.68%
Class A (without 5.75% sales charge)	31.93%	14.38%	11.34%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Financials	20.3
Industrials	16.2
Health Care	11.3
Energy	9.2
Consumer Staples	5.7
Communication Services	3.9
Utilities	2.4
Consumer Discretionary	2.0
Real Estate	1.3
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Wells Fargo & Co	6.7
Exxon Mobil Corp	6.1
GE Aerospace	4.7
NVIDIA Corp	4.2
Bank of America Corp	3.0
Apple Inc	2.9
UnitedHealth Group Inc	2.1
GE Vernova Inc	2.1
Visa Inc Class A	2.0
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914064.100    272-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity Advisor® Series Growth Opportunities Fund Fidelity Advisor® Series Growth Opportunities Fund : FAOFX

This annual shareholder report contains information about Fidelity Advisor® Series Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Growth Opportunities Fund	$ 1	0.01%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by information technology. Picks and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also contributing to our result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+194%). The company was the fund's biggest holding. The second-largest relative contributor was an overweight in Carvana (+719%). This period we decreased our investment in Carvana. A non-benchmark stake in Sea gained about 211% and notably helped. This period we decreased our investment in Sea.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were stock picks and underweights in financials, primarily within the financial services industry, and energy.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was among our biggest holdings. A second notable relative detractor was our non-benchmark stake in ON Semiconductor (+0%). Another notable relative detractor was our stake in agilon health (-62%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Advisor® Series Growth Opportunities Fund	47.85%	20.03%	18.96%
Russell 3000® Growth Index	38.16%	18.84%	16.08%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$950,678,824
Number of Holdings	181
Total Advisory Fee	$0
Portfolio Turnover	67%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.7
Communication Services	22.1
Consumer Discretionary	12.6
Financials	5.8
Health Care	5.4
Industrials	4.8
Consumer Staples	1.1
Utilities	0.9
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.7
Microsoft Corp	10.3
Meta Platforms Inc Class A	7.5
Amazon.com Inc	6.4
Alphabet Inc Class C	4.5
Apple Inc	4.5
Roku Inc Class A	3.3
Broadcom Inc	2.6
Flex Ltd	2.1
T-Mobile US Inc	2.0
56.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914118.100    2614-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Real Estate High Income Fund Fidelity® Real Estate High Income Fund

This annual shareholder report contains information about Fidelity® Real Estate High Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-617-563-7644.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate High Income Fund	$ 82	0.76%
What affected the Fund's performance this period?

•Real estate high-income securities achieved a strong gain for the 12 months ending November 30, 2024, despite considerable volatility in interest rates. In September, the Federal Reserve made its long-anticipated pivot to cutting its policy rate. Commercial mortgage-backed securities were strong performers within the broader fixed-income space.
•Against this backdrop, the fund was aided by security selection and strong returns from seasoned conduit holdings - that is, deals originated in 2013 or earlier - and higher coupons on floating-rate bonds.
•Increased exposure to conduit CMBS originated in 2014 and later, as well as the portfolio's tilt towards high-growth property types, also contributed for the period.
•The top individual contributor was JPMCC 2012-CBX F (+130%), a seasoned conduit security. A second notable contributor was BX 2019-OC11 E (+15%), a fixed-rate, single-asset/single-borrower bond.
•The largest detractor the past 12 months was Veritas P A Mezz (-100%), a commercial real estate mezzanine loan. Also weighing on performance was MSBAM 2012-C6 F (-74%), a seasoned conduit holding.
•At period end, the fund's yield was 8.93%, with a credit spread of 462 basis points and a weighted average credit-quality rating of triple-B minus.
•Notable changes in positioning include increased exposure to BB-rated securities backed by our favored property types, including warehouses and data centers, as well as a reduction in CMBS priced near or greater than par.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $1,000,000.

Effective June 1, 2024, the fund began comparing its performance to Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index rather than Bloomberg U.S. CMBS ex AAA Index because the Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate High Income Fund	15.83%	1.05%	2.85%
Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index	14.63%	1.27%	2.90%
Bloomberg U.S. CMBS ex AAA Index	10.13%	0.41%	2.46%
Bloomberg U.S. Universal Bond Index	7.53%	0.39%	1.87%

Effective June 1, 2024, the fund began comparing its performance to Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index rather than Bloomberg U.S. CMBS ex AAA Index because the Bloomberg U.S. CMBS ex-AAA ex-Agency Guaranteed Index conforms more closely to the fund's investment policies.

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$688,276,015
Number of Holdings	372
Total Advisory Fee	$4,088,384
Portfolio Turnover	23%
What did the Fund invest in?
(as of November 30, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
BX Commercial Mortgage Trust 2020-VIVA	2.3
BX Trust 2019-OC11	1.9
Hilton USA Trust	1.6
BX Trust	1.5
MHC Commercial Mortgage Trust	1.4
BX Trust 2024 VLT4	1.2
JPMorgan Chase Commercial Mortgage Securities Trust	1.2
BX Commercial Mortgage Trust	1.0
BX Commercial Mortgage Trust 2024-KING	1.0
CAMB Commercial Mortgage Trust	1.0
14.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-617-563-7644 .

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

The fund added a contractual expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914102.100    671-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class I : FGIOX

This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 73	0.63%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	32.23%	14.66%	11.62%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Financials	20.3
Industrials	16.2
Health Care	11.3
Energy	9.2
Consumer Staples	5.7
Communication Services	3.9
Utilities	2.4
Consumer Discretionary	2.0
Real Estate	1.3
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Wells Fargo & Co	6.7
Exxon Mobil Corp	6.1
GE Aerospace	4.7
NVIDIA Corp	4.2
Bank of America Corp	3.0
Apple Inc	2.9
UnitedHealth Group Inc	2.1
GE Vernova Inc	2.1
Visa Inc Class A	2.0
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914066.100    276-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class A : EPGAX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 110	0.92%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	30.23%	18.24%	15.49%
Class A (without 5.75% sales charge)	38.17%	19.65%	16.18%
Russell 3000® Growth Index	38.16%	18.84%	16.08%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.1
Health Care	16.2
Consumer Discretionary	10.5
Industrials	10.4
Financials	7.8
Communication Services	7.2
Materials	1.6
Consumer Staples	1.6
Energy	1.5
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Apple Inc	10.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Amazon.com Inc	4.9
Microsoft Corp	4.8
Alphabet Inc Class A	4.7
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Uber Technologies Inc	2.1
Mastercard Inc Class A	1.8
51.6
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914049.100    245-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class C : FSCEX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 238	2.03%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	33.16%	11.34%	8.33%
Class C	34.16%	11.34%	8.33%
Russell 2000® Index	36.43%	9.90%	9.05%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.5
Financials	15.8
Information Technology	13.4
Health Care	13.1
Consumer Discretionary	11.2
Materials	7.2
Energy	5.4
Real Estate	5.1
Consumer Staples	3.4
Communication Services	2.7
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Commercial Metals Co	1.6
Ensign Group Inc/The	1.5
Fabrinet	1.5
Patrick Industries Inc	1.5
Eagle Materials Inc	1.5
ExlService Holdings Inc	1.4
Murphy USA Inc	1.4
Independent Bank Group Inc	1.4
Liberty Energy Inc Class A	1.4
Essential Properties Realty Trust Inc	1.3
14.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914071.100    297-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class M : FASPX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 153	1.34%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	23.59%	13.01%	9.66%
Class M (without 3.50% sales charge)	28.07%	13.81%	10.05%
Russell Midcap® Value Index	31.50%	10.92%	9.01%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Industrials	19.3
Consumer Discretionary	9.8
Materials	8.0
Utilities	7.4
Energy	7.1
Information Technology	6.7
Real Estate	6.2
Health Care	5.9
Consumer Staples	5.5
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
East West Bancorp Inc	2.0
Lumentum Holdings Inc	1.8
First Citizens BancShares Inc/NC Class A	1.8
Global Payments Inc	1.8
Apollo Global Management Inc	1.8
Vistra Corp	1.7
Canadian Natural Resources Ltd	1.6
Ventas Inc	1.5
PG&E Corp	1.5
Ameriprise Financial Inc	1.5
17.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914036.100    174-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class C : FLCCX

This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 217	1.84%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	34.56%	14.70%	11.47%
Class C	35.56%	14.70%	11.47%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.7
Financials	18.1
Industrials	16.5
Health Care	11.1
Communication Services	9.2
Energy	8.2
Consumer Staples	4.9
Consumer Discretionary	3.2
Materials	1.6
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.5
NVIDIA Corp	5.1
GE Aerospace	5.0
Exxon Mobil Corp	4.6
Boeing Co	2.8
Meta Platforms Inc Class A	2.7
Bank of America Corp	2.7
Apple Inc	2.7
GE Vernova Inc	2.7
41.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914098.100    483-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class M : FMCAX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 134	1.16%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	27.16%	10.51%	9.23%
Class M (without 3.50% sales charge)	31.78%	11.30%	9.62%
S&P MidCap 400® Index	33.36%	12.60%	10.59%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	17.3
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	8.9
Real Estate	6.8
Materials	6.3
Energy	5.0
Consumer Staples	4.7
Utilities	2.6
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Bancorp Inc/The	1.9
XPO Inc	1.6
Carlisle Cos Inc	1.4
Baldwin Insurance Group Inc/The Class A	1.4
HEICO Corp Class A	1.2
Wesco International Inc	1.2
Esab Corp	1.2
ITT Inc	1.2
Masimo Corp	1.1
Expand Energy Corp	1.1
13.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914094.100    531-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class Z : FZAFX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 67	0.56%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	38.65%	20.09%	16.63%
Russell 3000® Growth Index	38.16%	18.84%	16.08%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.1
Health Care	16.2
Consumer Discretionary	10.5
Industrials	10.4
Financials	7.8
Communication Services	7.2
Materials	1.6
Consumer Staples	1.6
Energy	1.5
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Apple Inc	10.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Amazon.com Inc	4.9
Microsoft Corp	4.8
Alphabet Inc Class A	4.7
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Uber Technologies Inc	2.1
Mastercard Inc Class A	1.8
51.6
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914050.100    2531-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class A : FSCDX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 151	1.29%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	27.43%	10.91%	8.37%
Class A (without 5.75% sales charge)	35.21%	12.23%	9.01%
Russell 2000® Index	36.43%	9.90%	9.05%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.5
Financials	15.8
Information Technology	13.4
Health Care	13.1
Consumer Discretionary	11.2
Materials	7.2
Energy	5.4
Real Estate	5.1
Consumer Staples	3.4
Communication Services	2.7
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Commercial Metals Co	1.6
Ensign Group Inc/The	1.5
Fabrinet	1.5
Patrick Industries Inc	1.5
Eagle Materials Inc	1.5
ExlService Holdings Inc	1.4
Murphy USA Inc	1.4
Independent Bank Group Inc	1.4
Liberty Energy Inc Class A	1.4
Essential Properties Realty Trust Inc	1.3
14.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914070.100    294-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class M : FSCTX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 179	1.53%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	30.13%	11.17%	8.37%
Class M (without 3.50% sales charge)	34.85%	11.96%	8.76%
Russell 2000® Index	36.43%	9.90%	9.05%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.5
Financials	15.8
Information Technology	13.4
Health Care	13.1
Consumer Discretionary	11.2
Materials	7.2
Energy	5.4
Real Estate	5.1
Consumer Staples	3.4
Communication Services	2.7
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Commercial Metals Co	1.6
Ensign Group Inc/The	1.5
Fabrinet	1.5
Patrick Industries Inc	1.5
Eagle Materials Inc	1.5
ExlService Holdings Inc	1.4
Murphy USA Inc	1.4
Independent Bank Group Inc	1.4
Liberty Energy Inc Class A	1.4
Essential Properties Realty Trust Inc	1.3
14.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914073.100    299-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class M : FGITX

This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 130	1.12%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	26.99%	13.29%	10.67%
Class M (without 3.50% sales charge)	31.60%	14.10%	11.06%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Financials	20.3
Industrials	16.2
Health Care	11.3
Energy	9.2
Consumer Staples	5.7
Communication Services	3.9
Utilities	2.4
Consumer Discretionary	2.0
Real Estate	1.3
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Wells Fargo & Co	6.7
Exxon Mobil Corp	6.1
GE Aerospace	4.7
NVIDIA Corp	4.2
Bank of America Corp	3.0
Apple Inc	2.9
UnitedHealth Group Inc	2.1
GE Vernova Inc	2.1
Visa Inc Class A	2.0
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914065.100    274-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity Advisor® Series Equity Growth Fund Fidelity Advisor® Series Equity Growth Fund : FMFMX

This annual shareholder report contains information about Fidelity Advisor® Series Equity Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Equity Growth Fund	$ 1	0.01%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, led by health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The company was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was among our biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was an investment we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result were picks in consumer discretionary.
•The biggest individual relative detractor was an overweight in MongoDB (-23%). A second notable relative detractor was an underweight in Meta Platforms (+76%). This was a position we established this period. Another notable relative detractor was our non-benchmark stake in Universal Music (-7%).
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Advisor® Series Equity Growth Fund	39.78%	21.03%	17.27%
Russell 3000® Growth Index	38.16%	18.84%	16.08%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,345,233,046
Number of Holdings	140
Total Advisory Fee	$0
Portfolio Turnover	67%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	41.0
Health Care	16.4
Industrials	10.6
Consumer Discretionary	10.5
Financials	7.9
Communication Services	7.3
Materials	1.7
Consumer Staples	1.6
Energy	1.6
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.8
Apple Inc	11.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Microsoft Corp	4.9
Amazon.com Inc	4.9
Alphabet Inc Class A	4.8
Boston Scientific Corp	2.8
Eli Lilly & Co	2.3
Uber Technologies Inc	2.1
Mastercard Inc Class A	1.9
52.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914119.100    2645-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class M : FAEGX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 138	1.16%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	32.99%	18.50%	15.49%
Class M (without 3.50% sales charge)	37.81%	19.35%	15.90%
Russell 3000® Growth Index	38.16%	18.84%	16.08%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.1
Health Care	16.2
Consumer Discretionary	10.5
Industrials	10.4
Financials	7.8
Communication Services	7.2
Materials	1.6
Consumer Staples	1.6
Energy	1.5
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Apple Inc	10.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Amazon.com Inc	4.9
Microsoft Corp	4.8
Alphabet Inc Class A	4.7
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Uber Technologies Inc	2.1
Mastercard Inc Class A	1.8
51.6
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914051.100    286-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class M : FAGOX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 122	0.99%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	41.94%	17.91%	17.29%
Class M (without 3.50% sales charge)	47.09%	18.76%	17.71%
Russell 1000® Growth Index	38.04%	19.46%	16.55%
Russell 1000® Index	34.40%	15.58%	13.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.4
Communication Services	19.7
Consumer Discretionary	12.7
Financials	7.0
Health Care	6.1
Industrials	5.2
Consumer Staples	1.3
Utilities	1.1
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	8.3
Meta Platforms Inc Class A	6.1
Amazon.com Inc	5.3
Apple Inc	5.2
Alphabet Inc Class C	3.9
Broadcom Inc	3.1
Roku Inc Class A	3.0
Visa Inc Class A	2.2
Eli Lilly & Co	2.1
52.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914059.100    223-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund : FSLSX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Strategies Fund	$ 93	0.81%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Value Strategies Fund	28.76%	14.39%	10.60%
Russell Midcap® Value Index	31.50%	10.92%	9.01%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Industrials	19.3
Consumer Discretionary	9.8
Materials	8.0
Utilities	7.4
Energy	7.1
Information Technology	6.7
Real Estate	6.2
Health Care	5.9
Consumer Staples	5.5
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
East West Bancorp Inc	2.0
Lumentum Holdings Inc	1.8
First Citizens BancShares Inc/NC Class A	1.8
Global Payments Inc	1.8
Apollo Global Management Inc	1.8
Vistra Corp	1.7
Canadian Natural Resources Ltd	1.6
Ventas Inc	1.5
PG&E Corp	1.5
Ameriprise Financial Inc	1.5
17.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914035.100    14-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class I : FASOX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 97	0.85%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	28.72%	14.37%	10.58%
Russell Midcap® Value Index	31.50%	10.92%	9.01%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Industrials	19.3
Consumer Discretionary	9.8
Materials	8.0
Utilities	7.4
Energy	7.1
Information Technology	6.7
Real Estate	6.2
Health Care	5.9
Consumer Staples	5.5
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
East West Bancorp Inc	2.0
Lumentum Holdings Inc	1.8
First Citizens BancShares Inc/NC Class A	1.8
Global Payments Inc	1.8
Apollo Global Management Inc	1.8
Vistra Corp	1.7
Canadian Natural Resources Ltd	1.6
Ventas Inc	1.5
PG&E Corp	1.5
Ameriprise Financial Inc	1.5
17.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914040.100    694-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class Z : FZAOX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 105	0.89%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	35.71%	12.68%	9.45%
Russell 2000® Index	36.43%	9.90%	9.05%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.5
Financials	15.8
Information Technology	13.4
Health Care	13.1
Consumer Discretionary	11.2
Materials	7.2
Energy	5.4
Real Estate	5.1
Consumer Staples	3.4
Communication Services	2.7
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Commercial Metals Co	1.6
Ensign Group Inc/The	1.5
Fabrinet	1.5
Patrick Industries Inc	1.5
Eagle Materials Inc	1.5
ExlService Holdings Inc	1.4
Murphy USA Inc	1.4
Independent Bank Group Inc	1.4
Liberty Energy Inc Class A	1.4
Essential Properties Realty Trust Inc	1.3
14.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914069.100    2540-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class M : FEIRX

This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.10%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	21.20%	9.74%	8.11%
Class M (without 3.50% sales charge)	25.60%	10.53%	8.50%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.9
Health Care	16.8
Consumer Staples	9.2
Energy	8.6
Information Technology	8.4
Industrials	8.3
Communication Services	7.7
Utilities	7.3
Materials	4.2
Consumer Discretionary	3.6
Real Estate	3.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Comcast Corp Class A	3.1
Shell PLC ADR	2.8
Johnson & Johnson	2.7
US Bancorp	2.6
M&T Bank Corp	2.5
Cisco Systems Inc	2.5
UnitedHealth Group Inc	2.5
Wells Fargo & Co	2.3
Exxon Mobil Corp	2.1
Merck & Co Inc	2.1
25.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914046.100    280-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class Z : FZAHX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 47	0.38%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	47.99%	19.49%	18.44%
Russell 1000® Growth Index	38.04%	19.46%	16.55%
Russell 1000® Index	34.40%	15.58%	13.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.4
Communication Services	19.7
Consumer Discretionary	12.7
Financials	7.0
Health Care	6.1
Industrials	5.2
Consumer Staples	1.3
Utilities	1.1
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	8.3
Meta Platforms Inc Class A	6.1
Amazon.com Inc	5.3
Apple Inc	5.2
Alphabet Inc Class C	3.9
Broadcom Inc	3.1
Roku Inc Class A	3.0
Visa Inc Class A	2.2
Eli Lilly & Co	2.1
52.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914061.100    2533-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class Z : FAEVX

This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 62	0.56%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	20.90%	10.25%	9.21%
Russell 3000® Value Index	29.70%	10.77%	10.01%
Russell 3000® Index	34.49%	15.23%	14.63%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Health Care	16.0
Industrials	11.6
Consumer Staples	10.2
Energy	7.8
Utilities	6.6
Information Technology	6.2
Consumer Discretionary	4.7
Communication Services	4.2
Materials	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.0
JPMorgan Chase & Co	3.6
The Travelers Companies, Inc.	3.0
Chubb Ltd	2.8
UnitedHealth Group Inc	2.8
Comcast Corp Class A	2.6
Berkshire Hathaway Inc Class B	2.5
PG&E Corp	2.4
Bank of America Corp	2.4
Cigna Group/The	2.2
28.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914054.100    2883-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity® Stock Selector Mid Cap Fund : FSSMX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Mid Cap Fund	$ 73	0.63%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Stock Selector Mid Cap Fund	32.43%	11.85%	10.14%
S&P MidCap 400® Index	33.36%	12.60%	10.59%
S&P 500® Index	33.89%	15.77%	13.35%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	17.3
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	8.9
Real Estate	6.8
Materials	6.3
Energy	5.0
Consumer Staples	4.7
Utilities	2.6
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Bancorp Inc/The	1.9
XPO Inc	1.6
Carlisle Cos Inc	1.4
Baldwin Insurance Group Inc/The Class A	1.4
HEICO Corp Class A	1.2
Wesco International Inc	1.2
Esab Corp	1.2
ITT Inc	1.2
Masimo Corp	1.1
Expand Energy Corp	1.1
13.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914090.100    2412-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth & Income Fund Fidelity Advisor® Growth & Income Fund Class C : FGIUX

This annual shareholder report contains information about Fidelity Advisor® Growth & Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 189	1.64%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the S&P 500 index for the fiscal year, especially an overweight in energy. Stock picks and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also hurting our result were stock picks in consumer staples.
•The biggest individual relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. A second notable relative detractor was an overweight in Boeing (-34%). The company was one of the fund's biggest holdings this period. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The stock was among the fund's biggest holdings.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. Security selection in health care and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was one of our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+72%). The company was one of our biggest holdings. An overweight in GE Vernova (+131%) also contributed. This was a position we established this period. The stock was among the fund's biggest holdings at period end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	29.89%	13.50%	10.66%
Class C	30.89%	13.50%	10.66%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,299,111,337
Number of Holdings	180
Total Advisory Fee	$6,388,285
Portfolio Turnover	15%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.1
Financials	20.3
Industrials	16.2
Health Care	11.3
Energy	9.2
Consumer Staples	5.7
Communication Services	3.9
Utilities	2.4
Consumer Discretionary	2.0
Real Estate	1.3
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	7.3
Wells Fargo & Co	6.7
Exxon Mobil Corp	6.1
GE Aerospace	4.7
NVIDIA Corp	4.2
Bank of America Corp	3.0
Apple Inc	2.9
UnitedHealth Group Inc	2.1
GE Vernova Inc	2.1
Visa Inc Class A	2.0
41.1
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914068.100    481-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class Z : FZADX

This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 72	0.61%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	37.57%	12.77%	10.58%
Morningstar® US Dividend Growth Index℠	28.74%	12.23%	12.07%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.4
Industrials	15.7
Financials	14.8
Communication Services	12.2
Energy	9.8
Utilities	6.5
Health Care	6.2
Consumer Staples	3.3
Consumer Discretionary	2.9
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.8
Microsoft Corp	6.3
Alphabet Inc Class A	4.9
Meta Platforms Inc Class A	4.4
Allison Transmission Holdings Inc	2.9
Broadcom Inc	2.4
Exxon Mobil Corp	2.1
Boeing Co	2.1
Energy Transfer LP	2.0
Brookfield Corp Class A (United States)	1.9
35.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914103.100    2529-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity® Value Strategies Fund Class K : FVSKX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 83	0.73%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	28.89%	14.53%	10.75%
Russell Midcap® Value Index	31.50%	10.92%	9.01%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Industrials	19.3
Consumer Discretionary	9.8
Materials	8.0
Utilities	7.4
Energy	7.1
Information Technology	6.7
Real Estate	6.2
Health Care	5.9
Consumer Staples	5.5
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
East West Bancorp Inc	2.0
Lumentum Holdings Inc	1.8
First Citizens BancShares Inc/NC Class A	1.8
Global Payments Inc	1.8
Apollo Global Management Inc	1.8
Vistra Corp	1.7
Canadian Natural Resources Ltd	1.6
Ventas Inc	1.5
PG&E Corp	1.5
Ameriprise Financial Inc	1.5
17.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914037.100    2104-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Value Strategies Fund Fidelity Advisor® Value Strategies Fund Class C : FVCSX

This annual shareholder report contains information about Fidelity Advisor® Value Strategies Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 211	1.85%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within consumer discretionary. Also hurting our result were stock picks in communication services and energy.
•The biggest individual relative detractor was an overweight in Centene (-18%). The company was one of our biggest holdings this period. A second notable relative detractor was our non-benchmark stake in CVS Health (-8%). The stock was one of our largest holdings this period. Another notable relative detractor was an overweight in AES (-21%).
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in utilities. Stock selection in information technology, primarily within the technology hardware & equipment industry, also boosted relative performance. Also helping our relative result was an overweight in financials, primarily within the financial services industry.
•The top individual relative contributor was an overweight in Constellation Energy (+108%). This period we decreased our position in Constellation Energy. The second-largest relative contributor was an overweight in Lumentum Holdings (+103%). The stock was one of the fund's biggest holdings at period end. Another notable relative contributor was an overweight in Vistra (+122%). This was a stake we established this period. The company was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	26.41%	13.20%	9.62%
Class C	27.41%	13.20%	9.62%
Russell Midcap® Value Index	31.50%	10.92%	9.01%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,343,625,957
Number of Holdings	117
Total Advisory Fee	$17,007,522
Portfolio Turnover	61%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	21.3
Industrials	19.3
Consumer Discretionary	9.8
Materials	8.0
Utilities	7.4
Energy	7.1
Information Technology	6.7
Real Estate	6.2
Health Care	5.9
Consumer Staples	5.5
Communication Services	2.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
East West Bancorp Inc	2.0
Lumentum Holdings Inc	1.8
First Citizens BancShares Inc/NC Class A	1.8
Global Payments Inc	1.8
Apollo Global Management Inc	1.8
Vistra Corp	1.7
Canadian Natural Resources Ltd	1.6
Ventas Inc	1.5
PG&E Corp	1.5
Ameriprise Financial Inc	1.5
17.0
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914039.100    5636-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class M : FDGTX

This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 146	1.23%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	31.95%	11.26%	9.49%
Class M (without 3.50% sales charge)	36.74%	12.05%	9.88%
Morningstar® US Dividend Growth Index℠	28.74%	12.23%	12.07%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.4
Industrials	15.7
Financials	14.8
Communication Services	12.2
Energy	9.8
Utilities	6.5
Health Care	6.2
Consumer Staples	3.3
Consumer Discretionary	2.9
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.8
Microsoft Corp	6.3
Alphabet Inc Class A	4.9
Meta Platforms Inc Class A	4.4
Allison Transmission Holdings Inc	2.9
Broadcom Inc	2.4
Exxon Mobil Corp	2.1
Boeing Co	2.1
Energy Transfer LP	2.0
Brookfield Corp Class A (United States)	1.9
35.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914107.100    720-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class Z : FIDLX

This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 85	0.72%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	37.10%	16.03%	14.39%
S&P 500® Index	33.89%	15.77%	15.21%
A   From February 1, 2017
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.7
Financials	18.1
Industrials	16.5
Health Care	11.1
Communication Services	9.2
Energy	8.2
Consumer Staples	4.9
Consumer Discretionary	3.2
Materials	1.6
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.5
NVIDIA Corp	5.1
GE Aerospace	5.0
Exxon Mobil Corp	4.6
Boeing Co	2.8
Meta Platforms Inc Class A	2.7
Bank of America Corp	2.7
Apple Inc	2.7
GE Vernova Inc	2.7
41.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914097.100    2889-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class A : FADAX

This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 117	0.99%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	29.13%	10.99%	9.50%
Class A (without 5.75% sales charge)	37.01%	12.32%	10.15%
Morningstar® US Dividend Growth Index℠	28.74%	12.23%	12.07%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.4
Industrials	15.7
Financials	14.8
Communication Services	12.2
Energy	9.8
Utilities	6.5
Health Care	6.2
Consumer Staples	3.3
Consumer Discretionary	2.9
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.8
Microsoft Corp	6.3
Alphabet Inc Class A	4.9
Meta Platforms Inc Class A	4.4
Allison Transmission Holdings Inc	2.9
Broadcom Inc	2.4
Exxon Mobil Corp	2.1
Boeing Co	2.1
Energy Transfer LP	2.0
Brookfield Corp Class A (United States)	1.9
35.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914104.100    714-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class I : FDGIX

This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 88	0.74%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	37.33%	12.58%	10.41%
Morningstar® US Dividend Growth Index℠	28.74%	12.23%	12.07%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.4
Industrials	15.7
Financials	14.8
Communication Services	12.2
Energy	9.8
Utilities	6.5
Health Care	6.2
Consumer Staples	3.3
Consumer Discretionary	2.9
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.8
Microsoft Corp	6.3
Alphabet Inc Class A	4.9
Meta Platforms Inc Class A	4.4
Allison Transmission Holdings Inc	2.9
Broadcom Inc	2.4
Exxon Mobil Corp	2.1
Boeing Co	2.1
Energy Transfer LP	2.0
Brookfield Corp Class A (United States)	1.9
35.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914106.100    717-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Dividend Growth Fund Fidelity Advisor® Dividend Growth Fund Class C : FDGCX

This annual shareholder report contains information about Fidelity Advisor® Dividend Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 206	1.74%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock selection in information technology and utilities also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Vistra (+355%). A non-benchmark stake in Vertiv Holdings gained 192% and was the second-largest relative contributor. This period we decreased our position in Vistra and Vertiv Holdings. Another notable relative contributor was our non-benchmark stake in Allison Transmission (+124%). The company was one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Stock picking in consumer discretionary also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of the fund's largest holdings at period end. A second notable relative detractor was an overweight in Qualcomm (+9%). This was a stake we established this period. Another notable relative detractor was an overweight in Meta Platforms (+76%). This period we increased our position in Meta Platforms. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	34.99%	11.44%	9.47%
Class C	35.99%	11.44%	9.47%
Morningstar® US Dividend Growth Index℠	28.74%	12.23%	12.07%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,775,565,328
Number of Holdings	132
Total Advisory Fee	$9,897,276
Portfolio Turnover	69%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	24.4
Industrials	15.7
Financials	14.8
Communication Services	12.2
Energy	9.8
Utilities	6.5
Health Care	6.2
Consumer Staples	3.3
Consumer Discretionary	2.9
Materials	2.4
Real Estate	1.1

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	6.8
Microsoft Corp	6.3
Alphabet Inc Class A	4.9
Meta Platforms Inc Class A	4.4
Allison Transmission Holdings Inc	2.9
Broadcom Inc	2.4
Exxon Mobil Corp	2.1
Boeing Co	2.1
Energy Transfer LP	2.0
Brookfield Corp Class A (United States)	1.9
35.8
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914105.100    716-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class C : FEICX

This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 181	1.61%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	23.93%	9.92%	8.08%
Class C	24.93%	9.92%	8.08%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.9
Health Care	16.8
Consumer Staples	9.2
Energy	8.6
Information Technology	8.4
Industrials	8.3
Communication Services	7.7
Utilities	7.3
Materials	4.2
Consumer Discretionary	3.6
Real Estate	3.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Comcast Corp Class A	3.1
Shell PLC ADR	2.8
Johnson & Johnson	2.7
US Bancorp	2.6
M&T Bank Corp	2.5
Cisco Systems Inc	2.5
UnitedHealth Group Inc	2.5
Wells Fargo & Co	2.3
Exxon Mobil Corp	2.1
Merck & Co Inc	2.1
25.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914047.100    480-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity Advisor® Series Small Cap Fund Fidelity Advisor® Series Small Cap Fund : FSSFX

This annual shareholder report contains information about Fidelity Advisor® Series Small Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Advisor® Series Small Cap Fund	$ 1	0.01%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, market selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by an underweight in utilities. Picks in energy and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+313%). This period we decreased our position in FTAI Aviation. A second notable relative contributor was an overweight in Brinker International (+260%). This period we decreased our position in Brinker International. An overweight in Sterling Infrastructure (+208%) also helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in information technology. Also hurting our result was stock picking in communication services and health care, primarily within the health care equipment & services industry.
•The largest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). Not owning Super Micro Computer, a benchmark component that gained roughly 200%, was a second notable relative detractor. An overweight in Constellium (-30%) also hurt.
•Notable changes in positioning include increased exposure to real estate.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity Advisor® Series Small Cap Fund	36.24%	13.37%	9.91%
Russell 2000® Index	36.43%	9.90%	9.05%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$413,191,898
Number of Holdings	143
Total Advisory Fee	$0
Portfolio Turnover	44%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.0
Financials	16.2
Information Technology	13.1
Health Care	12.8
Consumer Discretionary	11.3
Materials	7.2
Energy	5.2
Real Estate	5.0
Consumer Staples	3.3
Communication Services	2.8
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Commercial Metals Co	1.6
Independent Bank Group Inc	1.6
Ensign Group Inc/The	1.5
Fabrinet	1.5
Primerica Inc	1.5
Patrick Industries Inc	1.4
Eagle Materials Inc	1.4
Murphy USA Inc	1.4
ExlService Holdings Inc	1.4
Essential Properties Realty Trust Inc	1.3
14.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914117.100    2613-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class C : FACGX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 184	1.49%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	45.35%	18.15%	17.28%
Class C	46.35%	18.15%	17.28%
Russell 1000® Growth Index	38.04%	19.46%	16.55%
Russell 1000® Index	34.40%	15.58%	13.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.4
Communication Services	19.7
Consumer Discretionary	12.7
Financials	7.0
Health Care	6.1
Industrials	5.2
Consumer Staples	1.3
Utilities	1.1
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	8.3
Meta Platforms Inc Class A	6.1
Amazon.com Inc	5.3
Apple Inc	5.2
Alphabet Inc Class C	3.9
Broadcom Inc	3.1
Roku Inc Class A	3.0
Visa Inc Class A	2.2
Eli Lilly & Co	2.1
52.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914062.100    482-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Large Cap Fund Fidelity Advisor® Large Cap Fund Class I : FALIX

This annual shareholder report contains information about Fidelity Advisor® Large Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 98	0.83%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials, primarily within the banks industry, also boosted relative performance. Also lifting the fund's relative result were picks in health care.
•The top individual relative contributor was an overweight in GE Aerospace (+89%). The company was among our largest holdings. The second-largest relative contributor was an overweight in Wells Fargo (+75%). The stock was the fund's biggest holding at period end. Another notable relative contributor was an overweight in GE Vernova (+135%). This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. Also hurting our result were an overweight in energy and an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an overweight in Boeing (-32%). This period we increased our position in Boeing. The stock was one of our biggest holdings. The second-largest relative detractor was an underweight in Nvidia (+196%). The stock was among our largest holdings. Another notable relative detractor was an overweight in Exxon Mobil (+19%). The company was one of our biggest holdings.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to information technology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	36.97%	15.89%	12.45%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,587,562,615
Number of Holdings	182
Total Advisory Fee	$10,511,818
Portfolio Turnover	18%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.7
Financials	18.1
Industrials	16.5
Health Care	11.1
Communication Services	9.2
Energy	8.2
Consumer Staples	4.9
Consumer Discretionary	3.2
Materials	1.6
Utilities	1.1
Real Estate	0.8

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Wells Fargo & Co	6.6
Microsoft Corp	6.5
NVIDIA Corp	5.1
GE Aerospace	5.0
Exxon Mobil Corp	4.6
Boeing Co	2.8
Meta Platforms Inc Class A	2.7
Bank of America Corp	2.7
Apple Inc	2.7
GE Vernova Inc	2.7
41.4
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914100.100    536-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Growth Fund Fidelity Advisor® Equity Growth Fund Class C : EPGCX

This annual shareholder report contains information about Fidelity Advisor® Equity Growth Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 199	1.68%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Growth Index for the fiscal year, especially within health care. Stock selection in information technology and industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was our stake in Nvidia (+206%). The stock was the fund's largest holding at period end. The second-largest relative contributor was an underweight in Apple (+26%). This period we increased our stake in Apple. The company was one of the fund's biggest holdings. A non-benchmark stake in GE Vernova gained 140% and notably helped. This was a position we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in communication services, primarily within the media & entertainment industry. An overweight in health care also hampered the fund's result. Also hurting our result was security selection in consumer discretionary.
•The largest individual relative detractor was an overweight in MongoDB (-22%). This period we increased our stake in MongoDB. A second notable relative detractor was an underweight in Meta Platforms (+76%). This was an investment we established this period. A non-benchmark stake in Universal Music returned -7% and notably hurt.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	36.18%	18.72%	15.47%
Class C	37.18%	18.72%	15.47%
Russell 3000® Growth Index	38.16%	18.84%	16.08%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$11,835,191,099
Number of Holdings	141
Total Advisory Fee	$60,634,175
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.1
Health Care	16.2
Consumer Discretionary	10.5
Industrials	10.4
Financials	7.8
Communication Services	7.2
Materials	1.6
Consumer Staples	1.6
Energy	1.5
Real Estate	0.7

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	12.7
Apple Inc	10.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.9
Amazon.com Inc	4.9
Microsoft Corp	4.8
Alphabet Inc Class A	4.7
Boston Scientific Corp	2.7
Eli Lilly & Co	2.3
Uber Technologies Inc	2.1
Mastercard Inc Class A	1.8
51.6
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914052.100    479-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Income Fund Fidelity Advisor® Equity Income Fund Class Z : FZAGX

This annual shareholder report contains information about Fidelity Advisor® Equity Income Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	0.46%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, led by consumer staples. Stock picking in information technology, primarily within the software & services industry, also hampered the fund's result. Also detracting from our result was an underweight in industrials, primarily within the capital goods industry. Lastly, the fund's position in cash detracted.
•The fund's non-benchmark stake in Capgemini returned -20% and was the largest individual relative detractor. Not owning JPMorgan Chase, a benchmark component that gained 64%, was a second notable relative detractor. A non-benchmark stake in Shell gained about 2% and notably hurt. The stock was among our largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in financials and industrials, in the latter case primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in M&T Bank (+77%). The stock was among the fund's largest holdings. A second notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+93%). Another notable relative contributor this period was avoiding Intel, a benchmark component that returned approximately -45%.
•Notable changes in positioning include increased exposure to the communication services and materials sectors.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	26.37%	11.22%	9.18%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,086,195,423
Number of Holdings	112
Total Advisory Fee	$9,914,487
Portfolio Turnover	50%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	19.9
Health Care	16.8
Consumer Staples	9.2
Energy	8.6
Information Technology	8.4
Industrials	8.3
Communication Services	7.7
Utilities	7.3
Materials	4.2
Consumer Discretionary	3.6
Real Estate	3.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Comcast Corp Class A	3.1
Shell PLC ADR	2.8
Johnson & Johnson	2.7
US Bancorp	2.6
M&T Bank Corp	2.5
Cisco Systems Inc	2.5
UnitedHealth Group Inc	2.5
Wells Fargo & Co	2.3
Exxon Mobil Corp	2.1
Merck & Co Inc	2.1
25.2
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year.
The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914045.100    2532-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class A : FMCDX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.91%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	24.49%	10.25%	9.23%
Class A (without 5.75% sales charge)	32.09%	11.57%	9.88%
S&P MidCap 400® Index	33.36%	12.60%	10.59%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	17.3
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	8.9
Real Estate	6.8
Materials	6.3
Energy	5.0
Consumer Staples	4.7
Utilities	2.6
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Bancorp Inc/The	1.9
XPO Inc	1.6
Carlisle Cos Inc	1.4
Baldwin Insurance Group Inc/The Class A	1.4
HEICO Corp Class A	1.2
Wesco International Inc	1.2
Esab Corp	1.2
ITT Inc	1.2
Masimo Corp	1.1
Expand Energy Corp	1.1
13.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914091.100    251-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Small Cap Fund Fidelity Advisor® Small Cap Fund Class I : FSCIX

This annual shareholder report contains information about Fidelity Advisor® Small Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 122	1.04%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, led by information technology. Also hurting our result were stock picks in health care, primarily within the health care equipment & services industry, and communication services.
•The biggest individual relative detractor was our non-benchmark stake in Acadia Healthcare (-44%). The second-largest relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained approximately 200%. Another notable relative detractor was an overweight in Constellium (-30%).
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in energy. Stock selection in industrials, primarily within the capital goods industry, and consumer discretionary, primarily within the consumer services industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in FTAI Aviation (+309%). This period we decreased our investment in FTAI Aviation. The second-largest relative contributor was an overweight in Brinker International (+261%). This period we decreased our investment in Brinker International. Another notable relative contributor was an overweight in Sterling Infrastructure (+207%).
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	35.58%	12.52%	9.30%
Russell 2000® Index	36.43%	9.90%	9.05%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,243,912,430
Number of Holdings	143
Total Advisory Fee	$19,060,282
Portfolio Turnover	40%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.5
Financials	15.8
Information Technology	13.4
Health Care	13.1
Consumer Discretionary	11.2
Materials	7.2
Energy	5.4
Real Estate	5.1
Consumer Staples	3.4
Communication Services	2.7
Utilities	2.2

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Commercial Metals Co	1.6
Ensign Group Inc/The	1.5
Fabrinet	1.5
Patrick Industries Inc	1.5
Eagle Materials Inc	1.5
ExlService Holdings Inc	1.4
Murphy USA Inc	1.4
Independent Bank Group Inc	1.4
Liberty Energy Inc Class A	1.4
Essential Properties Realty Trust Inc	1.3
14.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914072.100    298-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Stock Selector Mid Cap Fund Fidelity Advisor® Stock Selector Mid Cap Fund Class C : FMCEX

This annual shareholder report contains information about Fidelity Advisor® Stock Selector Mid Cap Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.67%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by information technology. Also hurting our result were picks in energy and health care, in the latter case primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The biggest individual relative detractor this period was avoiding Super Micro Computer, a benchmark component that gained 291%. A non-benchmark stake in SolarEdge Technologies returned approximately -78% and was a second notable relative detractor. The stock was not held at period end. Another notable relative detractor was our stake in Texas Pacific Land (+30%). This was a position we established this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials. Picks in materials and utilities also boosted the fund's relative performance.
•The fund's stake in Baldwin Insurance Group gained 181% and was the top individual relative contributor. The stock was one of the fund's biggest holdings at period end. A stake in Howmet Aerospace gained 125% and was the second-largest relative contributor. A stake in Brinker International gained 267% and notably helped. All of these contributors were non-benchmark positions.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	30.07%	10.69%	9.21%
Class C	31.07%	10.69%	9.21%
S&P MidCap 400® Index	33.36%	12.60%	10.59%
S&P 500® Index	33.89%	15.77%	13.35%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$2,747,475,085
Number of Holdings	210
Total Advisory Fee	$13,186,850
Portfolio Turnover	52%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	17.3
Consumer Discretionary	13.6
Information Technology	9.6
Health Care	8.9
Real Estate	6.8
Materials	6.3
Energy	5.0
Consumer Staples	4.7
Utilities	2.6
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Bancorp Inc/The	1.9
XPO Inc	1.6
Carlisle Cos Inc	1.4
Baldwin Insurance Group Inc/The Class A	1.4
HEICO Corp Class A	1.2
Wesco International Inc	1.2
Esab Corp	1.2
ITT Inc	1.2
Masimo Corp	1.1
Expand Energy Corp	1.1
13.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914093.100    484-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Growth Opportunities Fund Fidelity Advisor® Growth Opportunities Fund Class I : FAGCX

This annual shareholder report contains information about Fidelity Advisor® Growth Opportunities Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.49%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Security selection and an underweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance. Also lifting the fund's relative result was an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Nvidia (+195%). The stock was the fund's biggest holding. A second notable relative contributor was an overweight in Carvana (+730%). A non-benchmark stake in Sea gained 213% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in communication services, primarily within the media & entertainment industry. Security selection in utilities also hampered the fund's result. Further detracting from our result were stock selection and an underweight in financials, primarily within the financial services industry.
•The biggest individual relative detractor was an overweight in Roku (-34%). The company was one of the fund's biggest holdings. A non-benchmark stake in ON Semiconductor gained roughly 1% and was a second notable relative detractor. A non-benchmark stake in Marqeta returned about -45% and notably hurt. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	47.82%	19.34%	18.30%
Russell 1000® Growth Index	38.04%	19.46%	16.55%
Russell 1000® Index	34.40%	15.58%	13.16%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$24,935,269,352
Number of Holdings	200
Total Advisory Fee	$91,847,109
Portfolio Turnover	56%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	46.4
Communication Services	19.7
Consumer Discretionary	12.7
Financials	7.0
Health Care	6.1
Industrials	5.2
Consumer Staples	1.3
Utilities	1.1
Materials	0.3

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.3
Microsoft Corp	8.3
Meta Platforms Inc Class A	6.1
Amazon.com Inc	5.3
Apple Inc	5.2
Alphabet Inc Class C	3.9
Broadcom Inc	3.1
Roku Inc Class A	3.0
Visa Inc Class A	2.2
Eli Lilly & Co	2.1
52.5
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914063.100    688-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class I : FAIVX

This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 74	0.67%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	20.76%	10.11%	8.36%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Health Care	16.0
Industrials	11.6
Consumer Staples	10.2
Energy	7.8
Utilities	6.6
Information Technology	6.2
Consumer Discretionary	4.7
Communication Services	4.2
Materials	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.0
JPMorgan Chase & Co	3.6
The Travelers Companies, Inc.	3.0
Chubb Ltd	2.8
UnitedHealth Group Inc	2.8
Comcast Corp Class A	2.6
Berkshire Hathaway Inc Class B	2.5
PG&E Corp	2.4
Bank of America Corp	2.4
Cigna Group/The	2.2
28.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914058.100    893-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Equity Value Fund Fidelity Advisor® Equity Value Fund Class M : FAVTX

This annual shareholder report contains information about Fidelity Advisor® Equity Value Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.19%
What affected the Fund's performance this period?

•U.S. equities posted a strong advance for the 12 months ending November 30, 2024, driven by a resilient economy, the potential for artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000 Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result were stock picking and overweights in health care, primarily within the health care equipment & services industry, and energy.
•The biggest individual relative detractor was an overweight in Centene (-19%). The stock was one of the fund's biggest holdings this period. The second-largest relative detractor was our stake in Lamb Weston Holdings (-42%). The stock was not held at period end. A non-benchmark stake in Parex Resources returned roughly -45% and notably hurt.
•In contrast, the biggest contributors to performance versus the benchmark were stock selection and an overweight in financials, primarily within the banks industry. An underweight in materials also boosted relative performance. Also lifting the fund's relative result was stock selection in consumer discretionary, primarily within the consumer services industry.
•Not owning Intel, a benchmark component that returned roughly -45%, was the top individual relative contributor. A second notable relative contributor was an overweight in Travelers Companies (+50%). The company was among the fund's biggest holdings. Another notable relative contributor was our stake in Constellation Energy (+54%). The stock was not held at period end.
•Notable changes in positioning include increased exposure to the consumer discretionary and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2014 through November 30, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	15.97%	8.77%	7.40%
Class M (without 3.50% sales charge)	20.18%	9.55%	7.78%
Russell 3000® Value Index	29.70%	10.77%	9.26%
Russell 3000® Index	34.49%	15.23%	12.89%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$228,822,280
Number of Holdings	98
Total Advisory Fee	$1,174,766
Portfolio Turnover	31%
What did the Fund invest in?
(as of November 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Financials	25.8
Health Care	16.0
Industrials	11.6
Consumer Staples	10.2
Energy	7.8
Utilities	6.6
Information Technology	6.2
Consumer Discretionary	4.7
Communication Services	4.2
Materials	3.1
Real Estate	1.4

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	4.0
JPMorgan Chase & Co	3.6
The Travelers Companies, Inc.	3.0
Chubb Ltd	2.8
UnitedHealth Group Inc	2.8
Comcast Corp Class A	2.6
Berkshire Hathaway Inc Class B	2.5
PG&E Corp	2.4
Bank of America Corp	2.4
Cigna Group/The	2.2
28.3
How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Performance adjustment fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023, through February 29, 2024, in anticipation of the transition to a new management fee structure. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914057.100    885-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Series Growth Opportunities Fund, Fidelity Advisor Stock Selector Mid Cap Fund, and Fidelity Advisor Value Strategies Fund (the “Funds”):

Services Billed by Deloitte Entities

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Equity Growth Fund	$46,700	$-	$9,400	$1,100
Fidelity Advisor Equity Income Fund	$43,200	$-	$9,600	$1,000
Fidelity Advisor Equity Value Fund	$41,000	$-	$10,700	$1,000
Fidelity Advisor Growth & Income Fund	$42,600	$-	$8,100	$1,000
Fidelity Advisor Growth Opportunities Fund	$54,000	$-	$9,700	$1,100
Fidelity Advisor Large Cap Fund	$43,800	$-	$7,900	$1,000
Fidelity Advisor Series Growth Opportunities Fund	$47,000	$-	$9,700	$1,100
Fidelity Advisor Stock Selector Mid Cap Fund	$42,600	$-	$7,900	$1,000
Fidelity Advisor Value Strategies Fund	$42,100	$-	$11,200	$1,000

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Equity Growth Fund	$46,800	$-	$8,900	$1,200
Fidelity Advisor Equity Income Fund	$43,400	$-	$9,200	$1,100
Fidelity Advisor Equity Value Fund	$41,200	$-	$10,500	$1,100
Fidelity Advisor Growth & Income Fund	$42,800	$-	$7,400	$1,100
Fidelity Advisor Growth Opportunities Fund	$51,000	$-	$9,200	$1,300
Fidelity Advisor Large Cap Fund	$44,000	$-	$7,600	$1,100
Fidelity Advisor Series Growth Opportunities Fund	$47,200	$-	$9,200	$1,200
Fidelity Advisor Stock Selector Mid Cap Fund	$42,800	$-	$7,400	$1,100
Fidelity Advisor Value Strategies Fund	$42,300	$-	$11,000	$1,200

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Series Equity Growth Fund, Fidelity Advisor Series Small Cap Fund, Fidelity Advisor Small Cap Fund, and Fidelity Real Estate High Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Dividend Growth Fund	$47,600	$4,200	$8,400	$1,400
Fidelity Advisor Series Equity Growth Fund	$26,800	$2,500	$7,400	$800
Fidelity Advisor Series Small Cap Fund	$36,800	$3,300	$9,100	$1,200
Fidelity Advisor Small Cap Fund	$38,100	$3,400	$8,400	$1,200
Fidelity Real Estate High Income Fund	$158,700	$13,200	$13,900	$4,500

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Dividend Growth Fund	$47,800	$4,300	$8,600	$1,400
Fidelity Advisor Series Equity Growth Fund	$26,900	$2,600	$7,400	$900
Fidelity Advisor Series Small Cap Fund	$36,900	$3,500	$9,700	$1,200
Fidelity Advisor Small Cap Fund	$38,300	$3,500	$9,000	$1,200
Fidelity Real Estate High Income Fund	$159,200	$13,200	$14,900	$4,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
Deloitte Entities	$3,442,500	$5,897,900
PwC	$15,374,000	$14,472,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® Value Strategies Fund

Annual Report
November 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Value Strategies Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.0%
Cellnex Telecom SA (a)	649,600	23,326
Interactive Media & Services - 0.9%
Zoominfo Technologies, Inc. (b)	1,914,000	20,939
Media - 0.9%
Nexstar Media Group, Inc.	54,200	9,246
WPP PLC	1,162,000	12,710
		21,956
TOTAL COMMUNICATION SERVICES		66,221
CONSUMER DISCRETIONARY - 9.7%
Automobile Components - 1.2%
Aptiv PLC (b)	313,900	17,431
Autoliv, Inc.	108,300	10,735
		28,166
Automobiles - 0.6%
Harley-Davidson, Inc.	426,700	14,350
Distributors - 0.5%
LKQ Corp.	274,700	10,793
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations, Inc. (b)	399,500	16,935
Household Durables - 0.9%
Tempur Sealy International, Inc.	374,600	20,970
Leisure Products - 1.2%
BRP, Inc. Subordinate Voting Shares	212,500	10,370
Brunswick Corp.	144,000	11,593
Topgolf Callaway Brands Corp. (b)(c)	652,800	5,497
		27,460
Specialty Retail - 2.4%
Lithia Motors, Inc. Class A (sub. vtg.)	72,000	27,857
Signet Jewelers Ltd.	138,800	13,908
Upbound Group, Inc.	434,700	14,949
		56,714
Textiles, Apparel & Luxury Goods - 2.2%
Gildan Activewear, Inc. (c)	567,500	28,188
PVH Corp.	228,400	24,752
		52,940
TOTAL CONSUMER DISCRETIONARY		228,328
CONSUMER STAPLES - 5.5%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	263,300	8,597
Consumer Staples Distribution & Retail - 1.6%
Dollar Tree, Inc. (b)	166,000	11,831
U.S. Foods Holding Corp. (b)	354,700	24,747
		36,578
Food Products - 3.0%
Bunge Global SA	208,000	18,666
Darling Ingredients, Inc. (b)	606,722	24,590
Lamb Weston Holdings, Inc.	349,200	26,972
		70,228
Personal Care Products - 0.5%
Kenvue, Inc.	531,200	12,791
TOTAL CONSUMER STAPLES		128,194
ENERGY - 7.1%
Energy Equipment & Services - 1.7%
Expro Group Holdings NV (b)	1,530,300	21,256
Tidewater, Inc. (b)	135,900	7,029
Valaris Ltd. (b)	234,800	10,845
		39,130
Oil, Gas & Consumable Fuels - 5.4%
Antero Resources Corp. (b)	558,400	18,254
Canadian Natural Resources Ltd.	1,081,100	36,578
Cheniere Energy, Inc.	95,100	21,303
CONSOL Energy, Inc.	77,132	10,081
Galp Energia SGPS SA	840,700	13,822
Targa Resources Corp.	136,100	27,805
		127,843
TOTAL ENERGY		166,973
FINANCIALS - 21.2%
Banks - 4.4%
East West Bancorp, Inc.	413,673	45,371
First Citizens Bancshares, Inc.	18,600	42,687
Popular, Inc.	161,200	16,017
		104,075
Capital Markets - 4.2%
Ameriprise Financial, Inc.	58,300	33,462
LPL Financial	81,400	26,467
Raymond James Financial, Inc.	165,400	27,999
UBS Group AG	347,260	11,226
		99,154
Consumer Finance - 2.5%
OneMain Holdings, Inc.	451,000	25,865
PROG Holdings, Inc.	296,552	14,430
SLM Corp.	690,884	18,916
		59,211
Financial Services - 6.3%
Apollo Global Management, Inc.	239,900	41,990
Global Payments, Inc.	355,200	42,255
NCR Atleos Corp. (b)	607,700	19,939
PennyMac Financial Services, Inc.	126,400	13,541
WEX, Inc. (b)	153,600	28,978
		146,703
Insurance - 3.8%
American Financial Group, Inc.	166,900	24,511
Assurant, Inc.	97,500	22,142
Reinsurance Group of America, Inc.	92,433	21,112
The Travelers Companies, Inc.	76,600	20,379
		88,144
TOTAL FINANCIALS		497,287
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.1%
Zimmer Biomet Holdings, Inc.	229,800	25,761
Health Care Providers & Services - 3.7%
AdaptHealth Corp. (b)	1,068,700	10,719
Centene Corp. (b)	434,300	26,058
CVS Health Corp.	556,800	33,324
Molina Healthcare, Inc. (b)	55,200	16,444
		86,545
Life Sciences Tools & Services - 0.5%
Fortrea Holdings, Inc. (b)(c)	576,300	12,131
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (b)	106,500	12,949
TOTAL HEALTH CARE		137,386
INDUSTRIALS - 19.3%
Air Freight & Logistics - 0.8%
FedEx Corp.	59,000	17,858
Building Products - 1.7%
AZZ, Inc.	139,400	12,984
Builders FirstSource, Inc. (b)	150,600	28,082
		41,066
Commercial Services & Supplies - 1.4%
The Brink's Co.	160,100	15,483
Vestis Corp.	1,096,500	17,632
		33,115
Construction & Engineering - 0.5%
Fluor Corp. (b)	219,900	12,343
Electrical Equipment - 1.9%
Regal Rexnord Corp.	144,400	24,939
Sensata Technologies PLC	589,700	18,953
		43,892
Ground Transportation - 2.8%
Ryder System, Inc.	78,800	13,305
TFI International, Inc. (Canada)	108,600	16,493
U-Haul Holding Co. Class N	298,600	18,645
XPO, Inc. (b)	108,600	16,552
		64,995
Machinery - 6.0%
Allison Transmission Holdings, Inc.	228,900	27,125
Atmus Filtration Technologies, Inc.	339,900	14,714
Chart Industries, Inc. (b)(c)	85,500	16,523
CNH Industrial NV Class A (c)	1,504,900	18,902
Gates Industrial Corp. PLC (b)	1,303,200	28,879
Oshkosh Corp.	138,200	15,701
Timken Co.	245,600	19,022
		140,866
Professional Services - 1.1%
ManpowerGroup, Inc.	149,400	9,617
WNS Holdings Ltd.	304,557	16,516
		26,133
Trading Companies & Distributors - 3.1%
GMS, Inc. (b)	205,200	20,592
Herc Holdings, Inc.	108,400	25,149
WESCO International, Inc.	129,200	27,335
		73,076
TOTAL INDUSTRIALS		453,344
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.8%
Lumentum Holdings, Inc. (b)	496,600	43,189
Electronic Equipment, Instruments & Components - 3.2%
Arrow Electronics, Inc. (b)	252,200	30,304
Flex Ltd. (b)	395,500	15,413
Jabil, Inc.	208,800	28,361
		74,078
Semiconductors & Semiconductor Equipment - 0.9%
ON Semiconductor Corp. (b)	292,800	20,824
Software - 0.8%
NCR Voyix Corp. (b)	1,243,700	18,046
TOTAL INFORMATION TECHNOLOGY		156,137
MATERIALS - 8.0%
Chemicals - 2.7%
Methanex Corp.	342,800	16,070
Olin Corp.	377,283	16,068
The Chemours Co. LLC	841,300	18,290
Westlake Corp.	103,700	13,315
		63,743
Containers & Packaging - 3.3%
Berry Global Group, Inc.	253,500	18,331
International Paper Co.	378,300	22,255
O-I Glass, Inc. (b)	1,117,800	14,084
Smurfit Westrock PLC	387,000	21,293
		75,963
Metals & Mining - 1.3%
Arch Resources, Inc. Class A,	118,240	20,328
Constellium NV (b)	827,000	10,139
		30,467
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	124,900	14,763
Magnera Corp. (b)	70,043	1,434
		16,197
TOTAL MATERIALS		186,370
REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 6.2%
Camden Property Trust (SBI)	121,100	15,234
EastGroup Properties, Inc.	134,376	23,141
Prologis, Inc.	191,537	22,368
Sun Communities, Inc.	188,600	23,826
Ventas, Inc.	542,500	34,758
Welltower, Inc.	190,700	26,351
		145,678
UTILITIES - 7.4%
Electric Utilities - 4.3%
Constellation Energy Corp.	82,800	21,243
Edison International	335,200	29,414
Entergy Corp.	106,800	16,679
PG&E Corp.	1,595,000	34,500
		101,836
Independent Power and Renewable Electricity Producers - 2.4%
The AES Corp.	1,396,700	18,213
Vistra Corp.	244,600	39,097
		57,310
Multi-Utilities - 0.7%
Sempra	161,600	15,137
TOTAL UTILITIES		174,283
TOTAL COMMON STOCKS (Cost $1,769,343)		2,340,201

Money Market Funds - 2.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (d)	4,673,994	4,675
Fidelity Securities Lending Cash Central Fund 4.64% (d)(e)	44,433,137	44,438
TOTAL MONEY MARKET FUNDS (Cost $49,113)		49,113

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,818,456)	2,389,314
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(45,688)
NET ASSETS - 100.0%	2,343,626

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,326,000 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	23,457	479,904	498,686	1,020	-	-	4,675	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	36,475	699,778	691,815	618	-	-	44,438	0.2%
Total	59,932	1,179,682	1,190,501	1,638	-	-	49,113

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	66,221	53,511	12,710	-
Consumer Discretionary	228,328	228,328	-	-
Consumer Staples	128,194	128,194	-	-
Energy	166,973	153,151	13,822	-
Financials	497,287	497,287	-	-
Health Care	137,386	137,386	-	-
Industrials	453,344	453,344	-	-
Information Technology	156,137	156,137	-	-
Materials	186,370	186,370	-	-
Real Estate	145,678	145,678	-	-
Utilities	174,283	174,283	-	-

Money Market Funds	49,113	49,113	-	-
Total Investments in Securities:	2,389,314	2,362,782	26,532	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $42,866) - See accompanying schedule:
Unaffiliated issuers (cost $1,769,343)	$2,340,201
Fidelity Central Funds (cost $49,113)	49,113

Total Investment in Securities (cost $1,818,456)		$2,389,314
Receivable for fund shares sold		418
Dividends receivable		1,368
Distributions receivable from Fidelity Central Funds		51
Prepaid expenses		2
Other receivables		17
Total assets		2,391,170
Liabilities
Payable for fund shares redeemed	$1,299
Accrued management fee	1,537
Distribution and service plan fees payable	221
Other payables and accrued expenses	49
Collateral on securities loaned	44,438
Total liabilities		47,544
Net Assets		$2,343,626
Net Assets consist of:
Paid in capital		$1,556,184
Total accumulated earnings (loss)		787,442
Net Assets		$2,343,626

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($460,135 ÷ 8,743 shares)(a)		$52.63
Maximum offering price per share (100/94.25 of $52.63)		$55.84
Class M :
Net Asset Value and redemption price per share ($264,424 ÷ 4,668 shares)(a)(b)		$56.64
Maximum offering price per share (100/96.50 of $56.64)		$58.69
Class C :
Net Asset Value and offering price per share ($25,534 ÷ 599 shares)(a)(b)		$42.64
Fidelity Value Strategies Fund :
Net Asset Value, offering price and redemption price per share ($815,177 ÷ 12,457 shares)		$65.44
Class K :
Net Asset Value, offering price and redemption price per share ($103,334 ÷ 1,581 shares)(b)		$65.37
Class I :
Net Asset Value, offering price and redemption price per share ($675,022 ÷ 11,273 shares)		$59.88
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$36,268
Income from Fidelity Central Funds (including $618 from security lending)		1,638
Total income		37,906
Expenses
Management fee
Basic fee	$13,892
Performance adjustment	3,209
Transfer agent fees	824
Distribution and service plan fees	2,484
Accounting fees	144
Custodian fees and expenses	29
Independent trustees' fees and expenses	10
Registration fees	190
Audit fees	63
Legal	7
Interest	11
Miscellaneous	47
Total expenses before reductions	20,910
Expense reductions	(95)
Total expenses after reductions		20,815
Net Investment income (loss)		17,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	238,383
Foreign currency transactions	(36)
Total net realized gain (loss)		238,347
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	287,148
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		287,147
Net gain (loss)		525,494
Net increase (decrease) in net assets resulting from operations		$542,585
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,091	$11,335
Net realized gain (loss)	238,347	44,482
Change in net unrealized appreciation (depreciation)	287,147	15,374
Net increase (decrease) in net assets resulting from operations	542,585	71,191
Distributions to shareholders	(54,203)	(32,384)

Share transactions - net increase (decrease)	(47,669)	317,548
Total increase (decrease) in net assets	440,713	356,355

Net Assets
Beginning of period	1,902,913	1,546,558
End of period	$2,343,626	$1,902,913

Financial Highlights
Fidelity Advisor® Value Strategies Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.18	$41.23	$42.62	$32.58	$33.23
Income from Investment Operations
Net investment income (loss) A,B	.28	.23	.24	.37 C	.29
Net realized and unrealized gain (loss)	11.46	1.65	2.05	9.96	.87
Total from investment operations	11.74	1.88	2.29	10.33	1.16
Distributions from net investment income	(.27)	(.27)	(.39)	(.29)	(.46) D
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(1.29) E	(.93) E	(3.68)	(.29)	(1.81) E
Net asset value, end of period	$52.63	$42.18	$41.23	$42.62	$32.58
Total Return F,G	28.37%	4.78%	5.18%	31.91%	3.53%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.10%	1.15%	1.14%	1.13%	1.03%
Expenses net of fee waivers, if any	1.10%	1.15%	1.13%	1.13%	1.02%
Expenses net of all reductions	1.10%	1.15%	1.13%	1.13%	1.01%
Net investment income (loss)	.61%	.58%	.61%	.90% C	1.03%
Supplemental Data
Net assets, end of period (in millions)	$460	$355	$318	$254	$191
Portfolio turnover rate J	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .52%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$45.28	$44.16	$45.37	$34.67	$35.23
Income from Investment Operations
Net investment income (loss) A,B	.18	.15	.16	.29 C	.24
Net realized and unrealized gain (loss)	12.33	1.76	2.17	10.61	.92
Total from investment operations	12.51	1.91	2.33	10.90	1.16
Distributions from net investment income	(.13)	(.14)	(.25)	(.20)	(.37) D
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(1.15) E	(.79)	(3.54)	(.20)	(1.72) E
Net asset value, end of period	$56.64	$45.28	$44.16	$45.37	$34.67
Total Return F,G	28.07%	4.51%	4.95%	31.59%	3.32%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.35%	1.39%	1.37%	1.37%	1.25%
Expenses net of fee waivers, if any	1.34%	1.39%	1.37%	1.37%	1.25%
Expenses net of all reductions	1.34%	1.39%	1.37%	1.37%	1.24%
Net investment income (loss)	.36%	.34%	.37%	.66% C	.81%
Supplemental Data
Net assets, end of period (in millions)	$264	$223	$231	$237	$204
Portfolio turnover rate J	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.45	$33.87	$35.64	$27.33	$28.07
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.06)	(.06)	.04 C	.05
Net realized and unrealized gain (loss)	9.33	1.34	1.72	8.37	.71
Total from investment operations	9.27	1.28	1.66	8.41	.76
Distributions from net investment income	(.05)	(.05)	(.14)	(.10)	(.16) D
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(1.08)	(.70)	(3.43)	(.10)	(1.50)
Net asset value, end of period	$42.64	$34.45	$33.87	$35.64	$27.33
Total Return E,F	27.41%	3.97%	4.37%	30.84%	2.73%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.86%	1.93%	1.92%	1.92%	1.83%
Expenses net of fee waivers, if any	1.85%	1.93%	1.91%	1.91%	1.83%
Expenses net of all reductions	1.85%	1.93%	1.91%	1.91%	1.82%
Net investment income (loss)	(.15)%	(.19)%	(.17)%	.11% C	.23%
Supplemental Data
Net assets, end of period (in millions)	$26	$19	$18	$14	$11
Portfolio turnover rate I	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Strategies Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.08	$50.65	$51.53	$39.30	$39.68
Income from Investment Operations
Net investment income (loss) A,B	.52	.41	.43	.58 C	.43
Net realized and unrealized gain (loss)	14.22	2.02	2.47	12.00	1.07
Total from investment operations	14.74	2.43	2.90	12.58	1.50
Distributions from net investment income	(.35)	(.35)	(.49)	(.35)	(.54) D
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(1.38)	(1.00)	(3.78)	(.35)	(1.88)
Net asset value, end of period	$65.44	$52.08	$50.65	$51.53	$39.30
Total Return E	28.76%	5.01%	5.48%	32.24%	3.85%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82%	.90%	.88%	.86%	.76%
Expenses net of fee waivers, if any	.81%	.90%	.87%	.86%	.76%
Expenses net of all reductions	.81%	.90%	.87%	.86%	.75%
Net investment income (loss)	.89%	.84%	.87%	1.17% C	1.30%
Supplemental Data
Net assets, end of period (in millions)	$815	$629	$565	$513	$285
Portfolio turnover rate H	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .79%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Value Strategies Fund Class K

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$52.04	$50.61	$51.49	$39.27	$39.65
Income from Investment Operations
Net investment income (loss) A,B	.56	.48	.49	.64 C	.48
Net realized and unrealized gain (loss)	14.22	2.02	2.46	11.98	1.07
Total from investment operations	14.78	2.50	2.95	12.62	1.55
Distributions from net investment income	(.42)	(.42)	(.54)	(.40)	(.59) D
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(1.45)	(1.07)	(3.83)	(.40)	(1.93)
Net asset value, end of period	$65.37	$52.04	$50.61	$51.49	$39.27
Total Return E	28.89%	5.16%	5.59%	32.41%	3.99%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.73%	.77%	.75%	.75%	.62%
Expenses net of fee waivers, if any	.73%	.77%	.75%	.75%	.61%
Expenses net of all reductions	.73%	.77%	.75%	.75%	.60%
Net investment income (loss)	.98%	.97%	.99%	1.28% C	1.44%
Supplemental Data
Net assets, end of period (in millions)	$103	$219	$62	$54	$37
Portfolio turnover rate H	61%	59%	46%	53%	72%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .91%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Value Strategies Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$47.79	$46.56	$47.69	$36.40	$36.90
Income from Investment Operations
Net investment income (loss) A,B	.46	.38	.39	.54 C	.40
Net realized and unrealized gain (loss)	13.02	1.86	2.28	11.10	.98
Total from investment operations	13.48	2.24	2.67	11.64	1.38
Distributions from net investment income	(.36)	(.36)	(.51)	(.35)	(.53) D
Distributions from net realized gain	(1.03)	(.65)	(3.29)	-	(1.34) D
Total distributions	(1.39)	(1.01)	(3.80)	(.35)	(1.88) E
Net asset value, end of period	$59.88	$47.79	$46.56	$47.69	$36.40
Total Return F	28.72%	5.03%	5.44%	32.23%	3.80%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.85%	.90%	.89%	.88%	.78%
Expenses net of fee waivers, if any	.85%	.90%	.88%	.88%	.78%
Expenses net of all reductions	.85%	.90%	.88%	.88%	.77%
Net investment income (loss)	.86%	.83%	.86%	1.15% C	1.27%
Supplemental Data
Net assets, end of period (in millions)	$675	$457	$352	$256	$61
Portfolio turnover rate I	61%	59%	46%	53%	72%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .77%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$660,850
Gross unrealized depreciation	(95,043)
Net unrealized appreciation (depreciation)	$565,807
Tax Cost	$1,823,507

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$35,650
Undistributed long-term capital gain	$185,984
Net unrealized appreciation (depreciation) on securities and other investments	$565,806

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$12,625	$ 10,213
Long-term Capital Gains	41,578	22,171
Total	$54,203	$ 32,384

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Value Strategies Fund	1,345,659	1,411,839

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Value Strategies Fund	.69
Class K	.56
Class I	.69

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Value Strategies Fund	.64
Class K	.56
Class I	.68

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Value Strategies Fund	Russell Midcap Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Value Strategies Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .14%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,034	41
Class M	.25%	.25%	1,224	4
Class C	.75%	.25%	226	61
			2,484	106

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	75
Class M	4
Class CA	1
80

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	167.1726
Class M	96.1616
Class C	11.1991
Fidelity Value Strategies Fund	298.1690
Class K	25.0420
Class I	227.1733
	824

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Value Strategies Fund	.0275

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Value Strategies Fund	27

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Value Strategies Fund	Borrower	13,635	5.57%	11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Value Strategies Fund	132,863	127,005	14,358

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Value Strategies Fund	3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Value Strategies Fund	65	-A	-
A Amount represents less than five hundred dollars.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $93.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Value Strategies Fund
Distributions to shareholders
Class A	$10,920	$7,159
Class M	5,651	4,122
Class C	616	374
Fidelity Value Strategies Fund	16,996	11,158
Class K	6,225	1,988
Class I	13,795	7,583
Total	$54,203	$32,384

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Value Strategies Fund
Class A
Shares sold	1,607	1,747	$74,140	$70,562
Reinvestment of distributions	207	158	9,286	6,023
Shares redeemed	(1,497)	(1,186)	(69,929)	(47,456)
Net increase (decrease)	317	719	$13,497	$29,129
Class M
Shares sold	256	212	$12,671	$9,079
Reinvestment of distributions	108	93	5,214	3,805
Shares redeemed	(629)	(614)	(31,577)	(26,529)
Net increase (decrease)	(265)	(309)	$(13,692)	$(13,645)
Class C
Shares sold	158	157	$5,923	$5,213
Reinvestment of distributions	16	11	583	360
Shares redeemed	(130)	(147)	(4,902)	(4,832)
Net increase (decrease)	44	21	$1,604	$741
Fidelity Value Strategies Fund
Shares sold	3,126	4,397	$178,317	$222,550
Reinvestment of distributions	278	219	15,459	10,304
Shares redeemed	(3,028)	(3,692)	(174,325)	(180,063)
Net increase (decrease)	376	924	$19,451	$52,791
Class K
Shares sold	1,458	4,192	$83,697	$211,390
Reinvestment of distributions	112	42	6,225	1,988
Shares redeemed	(4,196)	(1,246)	(243,960)	(59,323)
Net increase (decrease)	(2,626)	2,988	$(154,038)	$154,055
Class I
Shares sold	4,567	4,655	$237,710	$215,597
Reinvestment of distributions	259	166	13,189	7,191
Shares redeemed	(3,114)	(2,829)	(165,390)	(128,311)
Net increase (decrease)	1,712	1,992	$85,509	$94,477
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Value Strategies Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Value Strategies Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $186,007,168, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 100%; Class M designates 100%; Class C designates 100%; Fidelity Value Strategies Fund designates 100%; Class K designates 83%; and Class I designates 96%; of the dividends distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Fidelity Value Strategies Fund, Class K and Class I designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539180.127
SO-ANN-0125
Fidelity Advisor® Small Cap Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Small Cap Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd. Class C (a)	348,726	2,410
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)(b)	467,980	1,675
Interactive Media & Services - 1.1%
Cars.com, Inc. (a)	825,098	16,395
Ziff Davis, Inc. (a)	144,600	8,510
		24,905
Media - 1.1%
4Imprint Group PLC	197,800	12,710
TechTarget, Inc. (a)	390,571	12,541
		25,251
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)(b)	720,900	5,789
TOTAL COMMUNICATION SERVICES		60,030
CONSUMER DISCRETIONARY - 11.2%
Automobile Components - 1.5%
Patrick Industries, Inc.	246,864	33,176
Diversified Consumer Services - 0.2%
Laureate Education, Inc.	237,386	4,510
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	141,000	18,650
Household Durables - 2.9%
Champion Homes, Inc. (a)	159,486	16,543
Installed Building Products, Inc. (b)	108,800	24,887
Lovesac (a)	195,639	7,380
SharkNinja, Inc. (b)	170,066	17,100
		65,910
Leisure Products - 0.6%
Brunswick Corp. (b)	161,600	13,010
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	324,705	15,992
Boot Barn Holdings, Inc. (a)	150,900	20,694
Group 1 Automotive, Inc.	15,754	6,708
Murphy U.S.A., Inc.	56,700	31,060
Valvoline, Inc. (a)	497,500	19,756
		94,210
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. (a)	203,821	21,523
TOTAL CONSUMER DISCRETIONARY		250,989
CONSUMER STAPLES - 3.3%
Beverages - 0.7%
The Vita Coco Co., Inc. (a)(b)	424,596	15,090
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	150,730	14,515
Performance Food Group Co. (a)	139,700	12,327
Sprouts Farmers Market LLC (a)	104,900	16,205
		43,047
Food Products - 0.7%
Nomad Foods Ltd.	691,716	12,665
The Simply Good Foods Co. (a)	101,569	4,041
		16,706
TOTAL CONSUMER STAPLES		74,843
ENERGY - 5.4%
Energy Equipment & Services - 3.9%
Cactus, Inc. Class A (b)	406,600	27,917
CES Energy Solutions Corp.	2,038,300	14,078
Liberty Energy, Inc. Class A	1,621,800	29,841
TechnipFMC PLC	468,200	14,687
		86,523
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	559,400	18,287
CONSOL Energy, Inc.	47,031	6,147
Hess Midstream LP	246,048	9,325
		33,759
TOTAL ENERGY		120,282
FINANCIALS - 15.8%
Banks - 5.8%
ConnectOne Bancorp, Inc. (b)	788,355	21,680
First Interstate Bancsystem, Inc. Class A	596,500	20,860
Independent Bank Group, Inc.	452,900	30,308
Metropolitan Bank Holding Corp. (a)	245,082	15,916
Pinnacle Financial Partners, Inc.	211,600	26,896
Trico Bancshares	289,600	13,999
		129,659
Capital Markets - 4.3%
Houlihan Lokey Class A	74,500	14,087
Lazard, Inc. Class A	228,100	13,246
Patria Investments Ltd.	792,660	9,480
Piper Sandler Cos.	56,400	19,345
Stifel Financial Corp.	173,600	20,103
TMX Group Ltd.	626,700	19,893
		96,154
Consumer Finance - 1.9%
FirstCash Holdings, Inc.	255,600	27,825
PROG Holdings, Inc.	323,314	15,732
		43,557
Financial Services - 1.0%
Essent Group Ltd. (b)	402,623	23,264
Insurance - 2.8%
Old Republic International Corp.	395,600	15,417
Primerica, Inc.	95,600	28,943
Selective Insurance Group, Inc.	179,800	18,356
		62,716
TOTAL FINANCIALS		355,350
HEALTH CARE - 13.2%
Biotechnology - 5.0%
AnaptysBio, Inc. (a)	110,340	2,754
Arcellx, Inc. (a)	111,700	9,837
Astria Therapeutics, Inc. (a)	226,800	2,356
Blueprint Medicines Corp. (a)	48,900	4,713
Celldex Therapeutics, Inc. (a)	121,000	3,320
Cogent Biosciences, Inc. (a)	452,072	4,299
Crinetics Pharmaceuticals, Inc. (a)	179,400	10,262
Cytokinetics, Inc. (a)	195,700	10,149
Insmed, Inc. (a)	92,900	6,982
Keros Therapeutics, Inc. (a)	116,800	6,744
Legend Biotech Corp. ADR (a)	100,200	4,215
Madrigal Pharmaceuticals, Inc. (a)(b)	25,100	8,238
Merus BV (a)	60,900	2,731
Perspective Therapeutics, Inc. (a)	214,800	934
Vaxcyte, Inc. (a)	170,500	16,085
Viking Therapeutics, Inc. (a)(b)	164,700	8,719
Viridian Therapeutics, Inc. (a)	159,200	3,431
Xenon Pharmaceuticals, Inc. (a)	152,500	6,501
		112,270
Health Care Equipment & Supplies - 4.0%
Haemonetics Corp. (a)	153,200	13,400
Lantheus Holdings, Inc. (a)(b)	167,300	14,935
Masimo Corp. (a)	123,800	21,360
Merit Medical Systems, Inc. (a)	167,500	17,403
Pulmonx Corp. (a)	832,400	5,369
RxSight, Inc. (a)	143,500	6,727
TransMedics Group, Inc. (a)(b)	119,900	10,397
		89,591
Health Care Providers & Services - 3.7%
Acadia Healthcare Co., Inc. (a)	434,000	17,633
Chemed Corp.	36,100	20,663
Option Care Health, Inc. (a)	263,937	6,282
Pennant Group, Inc. (a)	142,314	4,437
The Ensign Group, Inc.	237,800	34,769
		83,784
Life Sciences Tools & Services - 0.2%
Maravai LifeSciences Holdings, Inc. Class A (a)	670,200	3,800
Pharmaceuticals - 0.3%
Enliven Therapeutics, Inc. (a)	137,900	3,362
Structure Therapeutics, Inc. ADR (a)	72,150	2,392
		5,754
TOTAL HEALTH CARE		295,199
INDUSTRIALS - 17.4%
Building Products - 2.3%
AAON, Inc. (b)	119,200	16,252
CSW Industrials, Inc.	30,734	12,982
Simpson Manufacturing Co. Ltd.	117,700	22,175
		51,409
Commercial Services & Supplies - 0.7%
The Brink's Co.	173,760	16,804
Construction & Engineering - 1.5%
EMCOR Group, Inc.	22,500	11,478
Sterling Construction Co., Inc. (a)	116,600	22,673
		34,151
Electrical Equipment - 1.3%
Array Technologies, Inc. (a)(b)	756,032	5,073
Nextracker, Inc. Class A (a)	365,800	13,959
Thermon Group Holdings, Inc. (a)	339,100	10,702
		29,734
Ground Transportation - 1.1%
ArcBest Corp.	62,846	7,245
TFI International, Inc.	113,800	17,261
		24,506
Machinery - 3.0%
Astec Industries, Inc.	246,200	9,506
Federal Signal Corp.	170,400	16,599
REV Group, Inc.	514,600	15,963
Terex Corp.	440,900	24,157
		66,225
Professional Services - 2.5%
ExlService Holdings, Inc. (a)	672,500	31,177
KBR, Inc.	416,300	25,324
		56,501
Trading Companies & Distributors - 5.0%
Applied Industrial Technologies, Inc.	83,100	22,829
Beacon Roofing Supply, Inc. (a)	142,700	16,128
FTAI Aviation Ltd.	122,500	20,680
GMS, Inc. (a)	274,418	27,538
Rush Enterprises, Inc. Class A	399,891	24,773
		111,948
TOTAL INDUSTRIALS		391,278
INFORMATION TECHNOLOGY - 13.4%
Electronic Equipment, Instruments & Components - 6.3%
Advanced Energy Industries, Inc.	200,200	23,031
Belden, Inc.	149,500	18,299
Fabrinet (a)	144,000	33,780
Insight Enterprises, Inc. (a)	178,572	27,938
Kraken Robotics, Inc. (a)	3,093,500	5,237
Napco Security Technologies, Inc.	227,202	8,913
TD SYNNEX Corp.	212,241	25,255
		142,453
IT Services - 2.3%
ASGN, Inc. (a)	186,900	17,111
Endava PLC ADR (a)	212,408	6,013
Wix.com Ltd. (a)	124,200	27,789
		50,913
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems LLC (a)	577,100	12,540
Diodes, Inc. (a)	213,000	13,845
MACOM Technology Solutions Holdings, Inc. (a)	150,300	19,963
Nova Ltd. (a)	58,589	10,766
		57,114
Software - 2.3%
Agilysys, Inc. (a)	69,700	9,361
Five9, Inc. (a)	129,600	5,350
SPS Commerce, Inc. (a)	92,000	17,762
Tenable Holdings, Inc. (a)	444,800	18,673
		51,146
TOTAL INFORMATION TECHNOLOGY		301,626
MATERIALS - 7.2%
Chemicals - 1.9%
Element Solutions, Inc.	875,700	25,115
Hawkins, Inc.	77,700	10,451
Tronox Holdings PLC	657,000	7,950
		43,516
Construction Materials - 1.5%
Eagle Materials, Inc.	106,600	32,931
Metals & Mining - 3.8%
Carpenter Technology Corp.	147,300	28,582
Commercial Metals Co.	595,700	36,750
Constellium NV (a)	1,637,500	20,076
		85,408
TOTAL MATERIALS		161,855
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Acadia Realty Trust (SBI)	755,100	19,519
CareTrust (REIT), Inc.	378,200	11,267
Essential Properties Realty Trust, Inc. (b)	882,501	30,093
Lamar Advertising Co. Class A	179,400	24,043
Urban Edge Properties	698,000	16,061
		100,983
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	94,400	14,530
TOTAL REAL ESTATE		115,513
UTILITIES - 2.2%
Gas Utilities - 2.2%
Brookfield Infrastructure Corp. A Shares	626,167	28,109
Southwest Gas Holdings, Inc.	278,800	21,791
		49,900
TOTAL COMMON STOCKS (Cost $1,525,008)		2,176,865

Money Market Funds - 7.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (c)	53,434,570	53,445
Fidelity Securities Lending Cash Central Fund 4.64% (c)(d)	119,484,015	119,496
TOTAL MONEY MARKET FUNDS (Cost $172,941)		172,941

Equity Funds - 1.0%
	Shares	Value ($) (000s)
Small Blend Funds - 1.0%
iShares Russell 2000 ETF (b) (Cost $20,592)	95,100	23,002

TOTAL INVESTMENT IN SECURITIES - 105.7% (Cost $1,718,541)	2,372,808
NET OTHER ASSETS (LIABILITIES) - (5.7)%	(128,896)
NET ASSETS - 100.0%	2,243,912

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	1,022	558,760	506,337	1,253	-	-	53,445	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	45,249	952,592	878,345	78	-	-	119,496	0.5%
Total	46,271	1,511,352	1,384,682	1,331	-	-	172,941

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	60,030	60,030	-	-
Consumer Discretionary	250,989	250,989	-	-
Consumer Staples	74,843	74,843	-	-
Energy	120,282	120,282	-	-
Financials	355,350	355,350	-	-
Health Care	295,199	295,199	-	-
Industrials	391,278	391,278	-	-
Information Technology	301,626	301,626	-	-
Materials	161,855	161,855	-	-
Real Estate	115,513	115,513	-	-
Utilities	49,900	49,900	-	-

Money Market Funds	172,941	172,941	-	-

Equity Funds	23,002	23,002	-	-
Total Investments in Securities:	2,372,808	2,372,808	-	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $116,308) - See accompanying schedule:
Unaffiliated issuers (cost $1,545,600)	$2,199,867
Fidelity Central Funds (cost $172,941)	172,941

Total Investment in Securities (cost $1,718,541)		$2,372,808
Cash		385
Foreign currency held at value (cost $860)		859
Receivable for fund shares sold		391
Dividends receivable		1,282
Distributions receivable from Fidelity Central Funds		215
Prepaid expenses		2
Other receivables		8
Total assets		2,375,950
Liabilities
Payable for investments purchased	$9,985
Payable for fund shares redeemed	519
Accrued management fee	1,576
Distribution and service plan fees payable	415
Other payables and accrued expenses	50
Collateral on securities loaned	119,493
Total liabilities		132,038
Net Assets		$2,243,912
Net Assets consist of:
Paid in capital		$1,361,028
Total accumulated earnings (loss)		882,884
Net Assets		$2,243,912

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($839,815 ÷ 24,597 shares)(a)		$34.14
Maximum offering price per share (100/94.25 of $34.14)		$36.22
Class M :
Net Asset Value and redemption price per share ($515,939 ÷ 17,248 shares)(a)		$29.91
Maximum offering price per share (100/96.50 of $29.91)		$30.99
Class C :
Net Asset Value and offering price per share ($43,204 ÷ 2,095 shares)(a)		$20.62
Class I :
Net Asset Value, offering price and redemption price per share ($631,515 ÷ 15,921 shares)		$39.67
Class Z :
Net Asset Value, offering price and redemption price per share ($213,439 ÷ 5,333 shares)		$40.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$17,588
Income from Fidelity Central Funds (including $78 from security lending)		1,331
Total income		18,919
Expenses
Management fee
Basic fee	$15,572
Performance adjustment	3,572
Transfer agent fees	799
Distribution and service plan fees	4,698
Accounting fees	127
Custodian fees and expenses	64
Independent trustees' fees and expenses	9
Registration fees	101
Audit fees	58
Legal	16
Interest	5
Miscellaneous	59
Total expenses before reductions	25,080
Expense reductions	(84)
Total expenses after reductions		24,996
Net Investment income (loss)		(6,077)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	268,039
Foreign currency transactions	(21)
Total net realized gain (loss)		268,018
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	330,537
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		330,535
Net gain (loss)		598,553
Net increase (decrease) in net assets resulting from operations		$592,476
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(6,077)	$(6,524)
Net realized gain (loss)	268,018	35,517
Change in net unrealized appreciation (depreciation)	330,535	(11,386)
Net increase (decrease) in net assets resulting from operations	592,476	17,607
Distributions to shareholders	(25,662)	(89,410)

Share transactions - net increase (decrease)	(46,674)	(117,828)
Total increase (decrease) in net assets	520,140	(189,631)

Net Assets
Beginning of period	1,723,772	1,913,403
End of period	$2,243,912	$1,723,772

Financial Highlights
Fidelity Advisor® Small Cap Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$25.59	$26.67	$34.34	$26.09	$24.25
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.10)	(.11)	(.17)	(.08)
Net realized and unrealized gain (loss)	9.03	.31	(4.04)	9.15	2.85
Total from investment operations	8.93	.21	(4.15)	8.98	2.77
Distributions from net realized gain	(.38)	(1.29)	(3.52)	(.73)	(.93)
Total distributions	(.38)	(1.29)	(3.52)	(.73)	(.93)
Net asset value, end of period	$34.14	$25.59	$26.67	$34.34	$26.09
Total Return C,D	35.21%	1.11%	(13.82)%	35.20%	11.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.29%	1.36%	1.33%	1.22%	1.22%
Expenses net of fee waivers, if any	1.29%	1.35%	1.32%	1.22%	1.22%
Expenses net of all reductions	1.29%	1.35%	1.32%	1.22%	1.22%
Net investment income (loss)	(.33)%	(.39)%	(.40)%	(.53)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$840	$643	$676	$837	$638
Portfolio turnover rate G	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.52	$23.68	$30.88	$23.58	$22.06
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.14)	(.15)	(.22)	(.12)
Net realized and unrealized gain (loss)	7.92	.27	(3.59)	8.25	2.57
Total from investment operations	7.77	.13	(3.74)	8.03	2.45
Distributions from net realized gain	(.38)	(1.29)	(3.46)	(.73)	(.93)
Total distributions	(.38)	(1.29)	(3.46)	(.73)	(.93)
Net asset value, end of period	$29.91	$22.52	$23.68	$30.88	$23.58
Total Return C,D	34.85%	.89%	(14.03)%	34.91%	11.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.53%	1.60%	1.57%	1.46%	1.45%
Expenses net of fee waivers, if any	1.53%	1.59%	1.56%	1.46%	1.45%
Expenses net of all reductions	1.53%	1.59%	1.56%	1.46%	1.45%
Net investment income (loss)	(.58)%	(.63)%	(.64)%	(.77)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$516	$428	$477	$619	$503
Portfolio turnover rate G	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.71	$17.02	$23.16	$17.96	$17.11
Income from Investment Operations
Net investment income (loss) A,B	(.20)	(.19)	(.21)	(.29)	(.18)
Net realized and unrealized gain (loss)	5.49	.17	(2.56)	6.22	1.96
Total from investment operations	5.29	(.02)	(2.77)	5.93	1.78
Distributions from net realized gain	(.38)	(1.29)	(3.37)	(.73)	(.93)
Total distributions	(.38)	(1.29)	(3.37)	(.73)	(.93)
Net asset value, end of period	$20.62	$15.71	$17.02	$23.16	$17.96
Total Return C,D	34.16%	.32%	(14.51)%	34.12%	10.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	2.03%	2.18%	2.15%	2.03%	2.04%
Expenses net of fee waivers, if any	2.03%	2.17%	2.14%	2.03%	2.04%
Expenses net of all reductions	2.03%	2.17%	2.14%	2.03%	2.03%
Net investment income (loss)	(1.08)%	(1.21)%	(1.22)%	(1.34)%	(1.18)%
Supplemental Data
Net assets, end of period (in millions)	$43	$39	$50	$73	$81
Portfolio turnover rate G	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.60	$30.56	$38.84	$29.34	$27.09
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.04)	(.05)	(.10)	(.02)
Net realized and unrealized gain (loss)	10.48	.37	(4.63)	10.33	3.20
Total from investment operations	10.45	.33	(4.68)	10.23	3.18
Distributions from net realized gain	(.38)	(1.29)	(3.60)	(.73)	(.93)
Total distributions	(.38)	(1.29)	(3.60)	(.73)	(.93)
Net asset value, end of period	$39.67	$29.60	$30.56	$38.84	$29.34
Total Return C	35.58%	1.37%	(13.61)%	35.57%	12.07%
Ratios to Average Net Assets B,D,E
Expenses before reductions	1.04%	1.10%	1.08%	.97%	.96%
Expenses net of fee waivers, if any	1.04%	1.10%	1.07%	.96%	.95%
Expenses net of all reductions	1.04%	1.10%	1.07%	.96%	.95%
Net investment income (loss)	(.09)%	(.14)%	(.15)%	(.27)%	(.09)%
Supplemental Data
Net assets, end of period (in millions)	$632	$434	$456	$519	$378
Portfolio turnover rate F	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$29.83	$30.74	$39.04	$29.45	$27.15
Income from Investment Operations
Net investment income (loss) A,B	.02	- C	- C	(.05)	.01
Net realized and unrealized gain (loss)	10.55	.38	(4.65)	10.37	3.22
Total from investment operations	10.57	.38	(4.65)	10.32	3.23
Distributions from net realized gain	(.38)	(1.29)	(3.65)	(.73)	(.93)
Total distributions	(.38)	(1.29)	(3.65)	(.73)	(.93)
Net asset value, end of period	$40.02	$29.83	$30.74	$39.04	$29.45
Total Return D	35.71%	1.53%	(13.47)%	35.75%	12.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.89%	.96%	.93%	.83%	.81%
Expenses net of fee waivers, if any	.89%	.95%	.93%	.83%	.81%
Expenses net of all reductions	.89%	.95%	.93%	.83%	.80%
Net investment income (loss)	.06%	.01%	-% G	(.14)%	.05%
Supplemental Data
Net assets, end of period (in millions)	$213	$179	$254	$117	$79
Portfolio turnover rate H	40%	29%	47%	41%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$724,809
Gross unrealized depreciation	(93,019)
Net unrealized appreciation (depreciation)	$631,790
Tax Cost	$1,741,018

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$31,548
Undistributed long-term capital gain	$224,047
Net unrealized appreciation (depreciation) on securities and other investments	$627,799

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Long-term Capital Gains	$25,662	$89,410

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Small Cap Fund	790,134	913,248

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.86
Class M	.85
Class C	.87
Class I	.85
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.83
Class M	.83
Class C	.83
Class I	.83
Class Z	.71

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .67%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Small Cap Fund	Russell 2000 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .18%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,884	34
Class M	.25%	.25%	2,399	10
Class C	.75%	.25%	415	45
			4,698	89

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	75
Class M	8
Class CA	1
84

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	332.1871
Class M	204.1754
Class C	21.2000
Class I	221.1834
Class Z	21.0420
	799

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Small Cap Fund	.0269

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Small Cap Fund	19

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Small Cap Fund	Borrower	16,112	5.57%	5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Small Cap Fund	56,672	77,526	21,217

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Small Cap Fund	3
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Small Cap Fund	9	- A	-
A  Amount represents less than five hundred dollars.
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $84.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Small Cap Fund
Distributions to shareholders
Class A	$9,571	$32,548
Class M	7,225	25,778
Class C	929	3,770
Class I	5,633	19,157
Class Z	2,304	8,157
Total	$25,662	$89,410
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Small Cap Fund
Class A
Shares sold	2,856	2,285	$85,373	$58,230
Reinvestment of distributions	323	1,301	9,180	31,291
Shares redeemed	(3,724)	(3,794)	(111,524)	(96,500)
Net increase (decrease)	(545)	(208)	$(16,971)	$(6,979)
Class M
Shares sold	1,848	1,617	$49,024	$36,375
Reinvestment of distributions	286	1,201	7,126	25,473
Shares redeemed	(3,895)	(3,955)	(102,576)	(89,092)
Net increase (decrease)	(1,761)	(1,137)	$(46,426)	$(27,244)
Class C
Shares sold	306	361	$5,569	$5,713
Reinvestment of distributions	53	251	921	3,733
Shares redeemed	(742)	(1,099)	(13,399)	(17,167)
Net increase (decrease)	(383)	(487)	$(6,909)	$(7,721)
Class I
Shares sold	5,212	3,104	$183,627	$91,158
Reinvestment of distributions	157	656	5,157	18,199
Shares redeemed	(4,126)	(3,992)	(142,964)	(117,654)
Net increase (decrease)	1,243	(232)	$45,820	$(8,297)
Class Z
Shares sold	2,830	4,902	$99,399	$142,121
Reinvestment of distributions	65	273	2,148	7,632
Shares redeemed	(3,562)	(7,441)	(123,735)	(217,340)
Net increase (decrease)	(667)	(2,266)	$(22,188)	$(67,587)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Small Cap Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $224,802,768, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.713164.127
ASCF-ANN-0125
Fidelity Advisor® Large Cap Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Large Cap Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (a)	61,000	2,190,410
Entertainment - 0.8%
The Walt Disney Co.	72,675	8,537,132
Universal Music Group NV	206,334	4,968,429
		13,505,561
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A	180,480	30,492,096
Class C	152,860	26,061,101
Match Group, Inc. (b)	87,300	2,858,202
Meta Platforms, Inc. Class A	75,900	43,590,888
Snap, Inc. Class A (b)	353,600	4,176,016
		107,178,303
Media - 1.5%
Charter Communications, Inc. Class A (b)	2,100	833,627
Comcast Corp. Class A	529,423	22,865,779
		23,699,406
TOTAL COMMUNICATION SERVICES		146,573,680
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.0%
Rivian Automotive, Inc. Class A (b)	65,800	804,734
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	5,100	1,060,239
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	3,564	18,539,857
Expedia Group, Inc. Class A (b)	14,400	2,658,528
Marriott International, Inc. Class A	18,200	5,261,438
Starbucks Corp.	30,900	3,166,014
		29,625,837
Household Durables - 0.2%
Mohawk Industries, Inc. (b)	16,506	2,291,528
Whirlpool Corp.	9,934	1,106,846
		3,398,374
Specialty Retail - 0.9%
JD Sports Fashion PLC	193,000	250,003
Lowe's Companies, Inc.	47,630	12,975,841
RH (b)	4,800	1,848,672
		15,074,516
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	14,200	1,118,534
TOTAL CONSUMER DISCRETIONARY		51,082,234
CONSUMER STAPLES - 4.8%
Beverages - 1.7%
Davide Campari Milano NV	82,500	495,115
Diageo PLC sponsored ADR (c)	34,700	4,141,792
Keurig Dr. Pepper, Inc.	282,600	9,226,890
Monster Beverage Corp. (b)	18,000	992,340
Pernod Ricard SA	17,200	1,924,849
The Coca-Cola Co.	169,681	10,873,158
		27,654,144
Consumer Staples Distribution & Retail - 1.3%
Performance Food Group Co. (b)	30,500	2,691,320
Sysco Corp.	83,300	6,423,263
Target Corp.	24,600	3,254,826
U.S. Foods Holding Corp. (b)	40,000	2,790,800
Walmart, Inc. (d)	68,400	6,327,000
		21,487,209
Food Products - 0.1%
Lamb Weston Holdings, Inc.	14,000	1,081,360
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	40,300	2,906,436
Haleon PLC ADR	1,046,338	10,107,625
Kenvue, Inc.	456,807	10,999,913
		24,013,974
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	24,300	921,942
Philip Morris International, Inc.	12,100	1,610,026
		2,531,968
TOTAL CONSUMER STAPLES		76,768,655
ENERGY - 8.2%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	17,700	915,444
Oil, Gas & Consumable Fuels - 8.1%
Athabasca Oil Corp. (b)	622,900	2,280,177
Exxon Mobil Corp.	615,089	72,555,898
Galp Energia SGPS SA	162,500	2,671,646
Hess Corp.	1,000	147,180
Imperial Oil Ltd.	242,800	17,907,595
MEG Energy Corp.	209,300	3,771,750
Shell PLC ADR	460,786	29,831,286
		129,165,532
TOTAL ENERGY		130,080,976
FINANCIALS - 18.2%
Banks - 12.9%
Bank of America Corp. (d)	911,814	43,320,283
Citigroup, Inc.	18,300	1,296,921
JPMorgan Chase & Co. (d)	67,318	16,810,651
M&T Bank Corp.	34,528	7,595,815
PNC Financial Services Group, Inc.	83,641	17,959,396
U.S. Bancorp	235,990	12,575,907
Wells Fargo & Co.	1,366,554	104,090,421
		203,649,394
Capital Markets - 2.4%
3i Group PLC	16,500	778,720
Charles Schwab Corp.	12,200	1,009,672
CME Group, Inc.	1,500	357,000
KKR & Co., Inc. Class A	106,391	17,327,902
Moody's Corp.	2,100	1,049,958
Morgan Stanley	19,225	2,530,202
MSCI, Inc.	800	487,704
Northern Trust Corp.	121,391	13,493,824
Raymond James Financial, Inc.	8,393	1,420,767
		38,455,749
Financial Services - 2.5%
Acacia Research Corp. (b)(e)	36,900	167,895
Apollo Global Management, Inc.	1,100	192,533
Corpay, Inc. (b)	5,300	2,020,254
Fidelity National Information Services, Inc.	8,500	725,050
Global Payments, Inc.	11,800	1,403,728
MasterCard, Inc. Class A	11,215	5,976,922
PayPal Holdings, Inc. (b)	25,700	2,229,989
Visa, Inc. Class A	86,827	27,357,451
		40,073,822
Insurance - 0.4%
Arthur J. Gallagher & Co.	10,000	3,122,400
Chubb Ltd.	10,495	3,030,221
		6,152,621
TOTAL FINANCIALS		288,331,586
HEALTH CARE - 11.1%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	12,119	3,066,955
Argenx SE ADR (b)	1,900	1,171,445
Gilead Sciences, Inc.	10,700	990,606
Merus BV (b)	15,500	695,020
Vaxcyte, Inc. (b)	32,800	3,094,352
		9,018,378
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	14,300	1,698,411
Becton, Dickinson & Co.	10,797	2,395,854
Boston Scientific Corp. (b)	279,926	25,378,091
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	52,186	1,421,547
Masimo Corp. (b)	6,100	1,052,494
Solventum Corp.	16,312	1,166,471
		33,112,868
Health Care Providers & Services - 4.6%
Cardinal Health, Inc.	62,282	7,613,352
Cigna Group	47,003	15,877,613
CVS Health Corp.	35,768	2,140,715
Guardant Health, Inc. (b)	22,800	811,908
Humana, Inc.	22,800	6,757,464
McKesson Corp.	20,206	12,699,471
UnitedHealth Group, Inc.	45,199	27,580,430
		73,480,953
Life Sciences Tools & Services - 0.4%
Danaher Corp.	22,200	5,321,118
Thermo Fisher Scientific, Inc.	1,100	582,593
		5,903,711
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	221,117	13,094,549
Eli Lilly & Co.	12,600	10,021,410
Galderma Group AG (b)	19,300	1,977,212
GSK PLC sponsored ADR	254,230	8,676,870
Johnson & Johnson	53,287	8,260,018
UCB SA	61,100	11,967,572
		53,997,631
TOTAL HEALTH CARE		175,513,541
INDUSTRIALS - 16.5%
Aerospace & Defense - 9.4%
Airbus Group NV	35,600	5,564,487
Bombardier, Inc. Class B (sub. vtg.) (b)	38,300	2,646,983
Embraer SA sponsored ADR (b)(d)	21,000	802,830
GE Aerospace	436,713	79,551,640
General Dynamics Corp.	15,129	4,296,787
Huntington Ingalls Industries, Inc.	13,519	2,675,680
Rolls-Royce Holdings PLC (b)	366,600	2,607,791
Spirit AeroSystems Holdings, Inc. Class A (b)	178,030	5,761,051
Textron, Inc.	8,800	753,544
The Boeing Co. (b)	285,527	44,382,317
		149,043,110
Air Freight & Logistics - 1.2%
FedEx Corp.	11,492	3,478,284
United Parcel Service, Inc. Class B	117,763	15,982,794
		19,461,078
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	19,900	450,138
GFL Environmental, Inc.	36,800	1,732,955
Veralto Corp.	7,633	825,814
		3,008,907
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	36,800	729,008
Electrical Equipment - 4.0%
GE Vernova LLC	126,953	42,417,536
Hubbell, Inc.	10,185	4,686,017
Regal Rexnord Corp.	23,300	4,024,143
Vertiv Holdings Co.	96,900	12,364,440
		63,492,136
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	83,058	4,930,323
Machinery - 1.1%
Allison Transmission Holdings, Inc.	19,500	2,310,750
Chart Industries, Inc. (b)(c)	12,000	2,319,000
Cummins, Inc.	7,000	2,625,280
Deere & Co.	7,100	3,307,890
Fortive Corp.	26,400	2,094,312
Nordson Corp.	1,500	391,485
Otis Worldwide Corp.	19,696	2,028,294
Stanley Black & Decker, Inc. (c)	10,800	966,060
Westinghouse Air Brake Tech Co.	8,145	1,634,050
		17,677,121
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	23,500	1,034,940
Professional Services - 0.1%
Equifax, Inc.	4,200	1,098,552
Trading Companies & Distributors - 0.1%
Watsco, Inc.	2,200	1,213,520
TOTAL INDUSTRIALS		261,688,695
INFORMATION TECHNOLOGY - 21.6%
IT Services - 0.2%
EPAM Systems, Inc. (b)	3,000	731,760
IBM Corp.	12,200	2,774,402
		3,506,162
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	12,318	2,685,940
Applied Materials, Inc.	22,016	3,846,415
ASML Holding NV (depository receipt)	2,600	1,785,186
BE Semiconductor Industries NV	10,520	1,256,222
Broadcom, Inc.	67,900	11,005,232
Lam Research Corp.	44,000	3,250,720
Marvell Technology, Inc.	149,501	13,857,248
Micron Technology, Inc.	7,700	754,215
NVIDIA Corp.	580,100	80,198,825
Qualcomm, Inc.	39,301	6,230,388
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	40,400	7,460,264
Teradyne, Inc.	17,000	1,870,000
		134,200,655
Software - 10.0%
Adobe, Inc. (b)	22,200	11,453,646
Autodesk, Inc. (b)	16,441	4,799,128
Dassault Systemes SA	16,900	583,334
Elastic NV (b)	16,200	1,773,252
Intuit, Inc.	5,700	3,657,861
Microsoft Corp.	239,653	101,483,459
Oracle Corp.	76,500	14,140,260
Sage Group PLC	105,100	1,754,597
Salesforce, Inc.	4,800	1,583,952
SAP SE sponsored ADR (c)	71,317	16,944,919
		158,174,408
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	179,968	42,711,805
Dell Technologies, Inc. Class C	26,800	3,419,412
Samsung Electronics Co. Ltd.	41,670	1,638,910
		47,770,127
TOTAL INFORMATION TECHNOLOGY		343,651,352
MATERIALS - 1.7%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	8,900	2,975,537
Sherwin-Williams Co.	2,100	834,540
		3,810,077
Metals & Mining - 1.5%
First Quantum Minerals Ltd. (b)	1,179,700	16,144,461
Freeport-McMoRan, Inc.	72,004	3,182,577
Ivanhoe Mines Ltd. (b)	298,800	4,052,864
		23,379,902
TOTAL MATERIALS		27,189,979
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	19,209	4,014,681
Crown Castle, Inc.	49,900	5,301,875
Equinix, Inc.	442	433,814
Sun Communities, Inc.	8,500	1,073,805
Terreno Realty Corp.	19,300	1,170,159
		11,994,334
UTILITIES - 1.1%
Electric Utilities - 1.0%
Duke Energy Corp.	5,400	632,070
Edison International	11,400	1,000,350
Entergy Corp.	8,900	1,389,913
Southern Co. (d)	145,400	12,959,502
		15,981,835
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	11,000	1,758,240
TOTAL UTILITIES		17,740,075
TOTAL COMMON STOCKS (Cost $790,204,876)		1,530,615,107

Money Market Funds - 4.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (f)	54,510,629	54,521,531
Fidelity Securities Lending Cash Central Fund 4.64% (f)(g)	18,920,808	18,922,700
TOTAL MONEY MARKET FUNDS (Cost $73,444,231)		73,444,231

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $863,649,107)	1,604,059,338
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(16,496,723)
NET ASSETS - 100.0%	1,587,562,615

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	456	2,166,456	45.00	12/20/24	(122,436)
Embraer SA sponsored ADR	Chicago Board Options Exchange	210	802,830	40.00	12/20/24	(14,700)
JPMorgan Chase & Co.	Chicago Board Options Exchange	35	874,020	240.00	12/20/24	(40,775)
JPMorgan Chase & Co.	Chicago Board Options Exchange	31	774,132	265.00	01/17/25	(8,727)
Southern Co.	Chicago Board Options Exchange	289	2,575,857	95.00	01/17/25	(9,393)
Walmart, Inc.	Chicago Board Options Exchange	170	1,572,500	100.00	02/21/25	(26,435)

TOTAL WRITTEN OPTIONS						(222,466)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,190,410 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $8,765,795.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $167,895 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acacia Research Corp.	2/16/12	1,356,075

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	39,337,835	142,531,085	127,347,413	1,854,208	24	-	54,521,531	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	6,522,831	130,286,649	117,886,780	18,327	-	-	18,922,700	0.1%
Total	45,860,666	272,817,734	245,234,193	1,872,535	24	-	73,444,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	146,573,680	141,605,251	4,968,429	-
Consumer Discretionary	51,082,234	51,082,234	-	-
Consumer Staples	76,768,655	76,273,540	495,115	-
Energy	130,080,976	127,409,330	2,671,646	-
Financials	288,331,586	288,331,586	-	-
Health Care	175,513,541	175,513,541	-	-
Industrials	261,688,695	253,516,417	8,172,278	-
Information Technology	343,651,352	341,429,108	2,222,244	-
Materials	27,189,979	27,189,979	-	-
Real Estate	11,994,334	11,994,334	-	-
Utilities	17,740,075	17,740,075	-	-

Money Market Funds	73,444,231	73,444,231	-	-
Total Investments in Securities:	1,604,059,338	1,585,529,626	18,529,712	-
Derivative Instruments: Liabilities
Written Options	(222,466)	(222,466)	-	-
Total Liabilities	(222,466)	(222,466)	-	-
Total Derivative Instruments:	(222,466)	(222,466)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(222,466)
Total Equity Risk	0	(222,466)
Total Value of Derivatives	0	(222,466)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $18,890,015) - See accompanying schedule:
Unaffiliated issuers (cost $790,204,876)	$1,530,615,107
Fidelity Central Funds (cost $73,444,231)	73,444,231

Total Investment in Securities (cost $863,649,107)		$1,604,059,338
Foreign currency held at value (cost $4)		4
Receivable for fund shares sold		1,371,173
Dividends receivable		2,784,585
Distributions receivable from Fidelity Central Funds		178,689
Prepaid expenses		1,480
Other receivables		7,823
Total assets		1,608,403,092
Liabilities
Payable for fund shares redeemed	$239,852
Accrued management fee	1,074,120
Distribution and service plan fees payable	333,145
Written options, at value (premium received $123,989)	222,466
Other payables and accrued expenses	48,194
Collateral on securities loaned	18,922,700
Total liabilities		20,840,477
Net Assets		$1,587,562,615
Net Assets consist of:
Paid in capital		$758,479,411
Total accumulated earnings (loss)		829,083,204
Net Assets		$1,587,562,615

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($829,359,865 ÷ 15,848,875 shares)(a)		$52.33
Maximum offering price per share (100/94.25 of $52.33)		$55.52
Class M :
Net Asset Value and redemption price per share ($215,453,160 ÷ 4,131,944 shares)(a)		$52.14
Maximum offering price per share (100/96.50 of $52.14)		$54.03
Class C :
Net Asset Value and offering price per share ($90,873,298 ÷ 2,029,165 shares)(a)		$44.78
Class I :
Net Asset Value, offering price and redemption price per share ($355,760,751 ÷ 6,323,946 shares)		$56.26
Class Z :
Net Asset Value, offering price and redemption price per share ($96,115,541 ÷ 1,709,731 shares)		$56.22
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$20,243,606
Income from Fidelity Central Funds (including $18,327 from security lending)		1,872,535
Total income		22,116,141
Expenses
Management fee
Basic fee	$8,844,925
Performance adjustment	1,721,470
Transfer agent fees	504,410
Distribution and service plan fees	3,614,872
Accounting fees	88,233
Custodian fees and expenses	55,103
Independent trustees' fees and expenses	5,915
Registration fees	92,389
Audit fees	58,797
Legal	4,323
Miscellaneous	30,790
Total expenses before reductions	15,021,227
Expense reductions	(55,177)
Total expenses after reductions		14,966,050
Net Investment income (loss)		7,150,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	90,748,838
Fidelity Central Funds	24
Foreign currency transactions	(8,423)
Written options	1,352,752
Total net realized gain (loss)		92,093,191
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	323,306,309
Assets and liabilities in foreign currencies	(6,092)
Written options	(98,477)
Total change in net unrealized appreciation (depreciation)		323,201,740
Net gain (loss)		415,294,931
Net increase (decrease) in net assets resulting from operations		$422,445,022
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,150,091	$8,777,990
Net realized gain (loss)	92,093,191	34,462,467
Change in net unrealized appreciation (depreciation)	323,201,740	78,344,609
Net increase (decrease) in net assets resulting from operations	422,445,022	121,585,066
Distributions to shareholders	(39,993,050)	(21,109,328)

Share transactions - net increase (decrease)	27,115,047	27,953,133
Total increase (decrease) in net assets	409,567,019	128,428,871

Net Assets
Beginning of period	1,177,995,596	1,049,566,725
End of period	$1,587,562,615	$1,177,995,596

Financial Highlights
Fidelity Advisor® Large Cap Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.63	$36.29	$38.14	$31.98	$32.80
Income from Investment Operations
Net investment income (loss) A,B	.24	.30	.38	.62 C	.50
Net realized and unrealized gain (loss)	13.85	3.79	.28	7.29	1.36
Total from investment operations	14.09	4.09	.66	7.91	1.86
Distributions from net investment income	(.30)	(.38)	(.61)	(.57)	(.60)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.39)	(.75)	(2.51)	(1.75)	(2.68)
Net asset value, end of period	$52.33	$39.63	$36.29	$38.14	$31.98
Total Return D,E	36.60%	11.62%	1.49%	25.87%	5.91%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.09%	1.16%	.92%	.80%	.75%
Expenses net of fee waivers, if any	1.09%	1.15%	.91%	.80%	.75%
Expenses net of all reductions	1.09%	1.15%	.91%	.80%	.75%
Net investment income (loss)	.53%	.82%	1.07%	1.67% C	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$829,360	$608,811	$532,911	$468,894	$389,143
Portfolio turnover rate H	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.07%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$39.49	$36.14	$37.99	$31.86	$32.69
Income from Investment Operations
Net investment income (loss) A,B	.13	.21	.29	.52 C	.42
Net realized and unrealized gain (loss)	13.80	3.78	.27	7.28	1.35
Total from investment operations	13.93	3.99	.56	7.80	1.77
Distributions from net investment income	(.19)	(.27)	(.52)	(.49)	(.52)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.28)	(.64)	(2.41) D	(1.67)	(2.60)
Net asset value, end of period	$52.14	$39.49	$36.14	$37.99	$31.86
Total Return E,F	36.25%	11.36%	1.23%	25.55%	5.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.34%	1.41%	1.17%	1.05%	1.01%
Expenses net of fee waivers, if any	1.33%	1.40%	1.16%	1.05%	1.01%
Expenses net of all reductions	1.33%	1.40%	1.16%	1.05%	1.00%
Net investment income (loss)	.28%	.58%	.83%	1.42% C	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$215,453	$169,910	$166,368	$176,983	$153,918
Portfolio turnover rate I	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .82%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.11	$31.34	$33.25	$28.08	$29.09
Income from Investment Operations
Net investment income (loss) A,B	(.09)	.02	.09	.29 C	.25
Net realized and unrealized gain (loss)	11.89	3.27	.24	6.40	1.18
Total from investment operations	11.80	3.29	.33	6.69	1.43
Distributions from net investment income	(.04)	(.15)	(.34)	(.34)	(.36)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.13)	(.52)	(2.24)	(1.52)	(2.44)
Net asset value, end of period	$44.78	$34.11	$31.34	$33.25	$28.08
Total Return D,E	35.56%	10.77%	.70%	24.90%	5.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.84%	1.93%	1.69%	1.57%	1.53%
Expenses net of fee waivers, if any	1.84%	1.93%	1.68%	1.57%	1.52%
Expenses net of all reductions	1.84%	1.93%	1.68%	1.57%	1.52%
Net investment income (loss)	(.23)%	.05%	.30%	.90% C	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$90,873	$78,499	$81,509	$89,886	$88,926
Portfolio turnover rate H	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .30%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.48	$38.83	$40.63	$33.94	$34.63
Income from Investment Operations
Net investment income (loss) A,B	.38	.43	.51	.76 C	.61
Net realized and unrealized gain (loss)	14.88	4.04	.30	7.76	1.44
Total from investment operations	15.26	4.47	.81	8.52	2.05
Distributions from net investment income	(.39)	(.45)	(.71)	(.64)	(.66)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.48)	(.82)	(2.61)	(1.83) D	(2.74)
Net asset value, end of period	$56.26	$42.48	$38.83	$40.63	$33.94
Total Return E	36.97%	11.90%	1.77%	26.22%	6.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.83%	.90%	.65%	.54%	.48%
Expenses net of fee waivers, if any	.83%	.89%	.65%	.54%	.48%
Expenses net of all reductions	.83%	.89%	.65%	.54%	.48%
Net investment income (loss)	.78%	1.08%	1.34%	1.93% C	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$355,761	$263,769	$224,889	$257,331	$206,090
Portfolio turnover rate H	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.33%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Large Cap Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$42.46	$38.81	$40.61	$33.93	$34.64
Income from Investment Operations
Net investment income (loss) A,B	.44	.48	.55	.81 C	.64
Net realized and unrealized gain (loss)	14.85	4.04	.30	7.74	1.45
Total from investment operations	15.29	4.52	.85	8.55	2.09
Distributions from net investment income	(.44)	(.50)	(.76)	(.69)	(.72)
Distributions from net realized gain	(1.09)	(.37)	(1.90)	(1.18)	(2.08)
Total distributions	(1.53)	(.87)	(2.65) D	(1.87)	(2.80)
Net asset value, end of period	$56.22	$42.46	$38.81	$40.61	$33.93
Total Return E	37.10%	12.06%	1.88%	26.36%	6.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.78%	.53%	.42%	.36%
Expenses net of fee waivers, if any	.72%	.77%	.53%	.42%	.36%
Expenses net of all reductions	.72%	.77%	.53%	.42%	.36%
Net investment income (loss)	.89%	1.20%	1.46%	2.05% C	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$96,116	$57,007	$43,889	$39,055	$30,308
Portfolio turnover rate H	18%	13%	11%	17%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.24 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.45%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Advisor Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$776,529,506
Gross unrealized depreciation	(37,961,839)
Net unrealized appreciation (depreciation)	$738,567,667
Tax Cost	$865,269,205

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,304,209
Undistributed long-term capital gain	$83,224,865
Net unrealized appreciation (depreciation) on securities and other investments	$738,554,131

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$8,276,027	$ 10,390,829
Long-term Capital Gains	31,717,023	10,718,499
Total	$39,993,050	$ 21,109,328

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Large Cap Fund	238,035,283	256,951,442

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.69
Class C	.71
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.70
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Large Cap Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .13%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,796,976	39,567
Class M	.25%	.25%	965,636	1,454
Class C	.75%	.25%	852,260	117,351
			3,614,872	158,372

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	280,607
Class M	10,597
Class CA	1,686
292,890

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	276,783.1712
Class M	75,037.1691
Class C	39,175.1911
Class I	107,077.1622
Class Z	6,338.0420
	504,410

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Large Cap Fund	.0289

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Large Cap Fund	3,135

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Large Cap Fund	17,519,650	13,083,784	4,280,192
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Large Cap Fund	2,077
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Large Cap Fund	1,975	-	-

9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $572. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	28

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $54,577.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Large Cap Fund
Distributions to shareholders
Class A	$21,321,620	$10,995,838
Class M	5,472,128	2,923,336
Class C	2,581,326	1,372,106
Class I	8,557,886	4,801,903
Class Z	2,060,090	1,016,145
Total	$39,993,050	$21,109,328
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Large Cap Fund
Class A
Shares sold	2,385,473	2,807,564	$108,446,288	$103,049,397
Reinvestment of distributions	499,997	303,648	20,119,875	10,211,667
Shares redeemed	(2,398,081)	(2,434,322)	(108,215,951)	(88,871,917)
Net increase (decrease)	487,389	676,890	$20,350,212	$24,389,147
Class M
Shares sold	321,165	342,729	$14,475,504	$12,674,254
Reinvestment of distributions	134,296	85,769	5,397,348	2,880,972
Shares redeemed	(625,939)	(728,972)	(28,029,370)	(26,964,973)
Net increase (decrease)	(170,478)	(300,474)	$(8,156,518)	$(11,409,747)
Class C
Shares sold	397,282	556,640	$15,479,378	$17,464,429
Reinvestment of distributions	70,788	44,771	2,454,927	1,305,531
Shares redeemed	(739,944)	(900,797)	(28,741,979)	(28,576,810)
Net increase (decrease)	(271,874)	(299,386)	$(10,807,674)	$(9,806,850)
Class I
Shares sold	2,003,847	1,808,651	$98,737,296	$71,353,892
Reinvestment of distributions	160,194	111,978	6,912,377	4,027,848
Shares redeemed	(2,048,628)	(1,504,177)	(97,867,294)	(59,011,039)
Net increase (decrease)	115,413	416,452	$7,782,379	$16,370,701
Class Z
Shares sold	897,965	456,929	$44,546,175	$18,091,935
Reinvestment of distributions	44,052	25,887	1,897,330	929,329
Shares redeemed	(575,005)	(271,001)	(28,496,857)	(10,611,382)
Net increase (decrease)	367,012	211,815	$17,946,648	$8,409,882

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Large Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Large Cap Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $86,003,195, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class M, Class C, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539156.127
LC-ANN-0125
Fidelity Advisor® Stock Selector Mid Cap Fund

Annual Report
November 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Stock Selector Mid Cap Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)	139,400	4,853
GCI Liberty, Inc. Class A (Escrow) (a)(b)	24,724	0
Iridium Communications, Inc.	132,400	3,935
		8,788
Entertainment - 0.5%
Liberty Media Corp. Liberty Formula One Class C (a)	12,700	1,122
TKO Group Holdings, Inc. (a)	62,900	8,678
Warner Music Group Corp. Class A (c)	136,400	4,436
		14,236
Interactive Media & Services - 0.1%
IAC, Inc. Class A (a)(c)	21,900	1,037
Zoominfo Technologies, Inc. (a)	151,000	1,652
		2,689
Media - 0.4%
Nexstar Media Group, Inc.	23,400	3,992
The New York Times Co. Class A	128,200	6,956
		10,948
TOTAL COMMUNICATION SERVICES		36,661
CONSUMER DISCRETIONARY - 13.5%
Automobile Components - 0.5%
Autoliv, Inc.	129,500	12,836
Automobiles - 0.3%
Harley-Davidson, Inc.	284,072	9,553
Broadline Retail - 0.6%
Ollie's Bargain Outlet Holdings, Inc. (a)	158,900	15,723
Diversified Consumer Services - 0.9%
Service Corp. International (c)	298,000	26,400
Hotels, Restaurants & Leisure - 3.6%
Aramark	586,300	23,857
Brinker International, Inc. (a)	108,800	14,391
Caesars Entertainment, Inc. (a)	124,902	4,807
Churchill Downs, Inc.	124,794	17,734
Domino's Pizza, Inc.	23,400	11,143
Dutch Bros, Inc. Class A (a)	293,600	15,775
Hilton Grand Vacations, Inc. (a)	281,500	11,933
		99,640
Household Durables - 1.9%
Taylor Morrison Home Corp. (a)	164,064	12,119
Tempur Sealy International, Inc.	341,500	19,117
Toll Brothers, Inc.	120,900	19,969
		51,205
Specialty Retail - 4.2%
Aritzia, Inc. (a)	287,800	9,647
Burlington Stores, Inc. (a)	79,048	22,282
Dick's Sporting Goods, Inc.	85,200	17,657
Floor & Decor Holdings, Inc. Class A (a)	122,400	13,735
JD Sports Fashion PLC	4,130,600	5,351
Murphy U.S.A., Inc.	17,400	9,532
Valvoline, Inc. (a)	289,804	11,508
Williams-Sonoma, Inc.	153,100	26,336
		116,048
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	102,800	10,856
PVH Corp.	165,154	17,898
Tapestry, Inc.	190,849	11,886
		40,640
TOTAL CONSUMER DISCRETIONARY		372,045
CONSUMER STAPLES - 4.7%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	9,400	2,973
Celsius Holdings, Inc. (a)(c)	133,800	3,807
Coca-Cola Consolidated, Inc.	8,200	10,695
		17,475
Consumer Staples Distribution & Retail - 2.9%
BJ's Wholesale Club Holdings, Inc. (a)	152,400	14,676
Casey's General Stores, Inc. (c)	33,200	13,974
Performance Food Group Co. (a)	279,800	24,690
Sprouts Farmers Market LLC (a)	67,600	10,443
U.S. Foods Holding Corp. (a)	230,000	16,047
		79,830
Food Products - 0.8%
Darling Ingredients, Inc. (a)	146,800	5,950
Ingredion, Inc.	14,200	2,092
Lancaster Colony Corp.	19,429	3,611
Post Holdings, Inc. (a)	49,400	5,952
The Simply Good Foods Co. (a)	43,700	1,739
TreeHouse Foods, Inc. (a)	36,800	1,264
		20,608
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	73,946	5,802
elf Beauty, Inc. (a)(c)	42,598	5,517
		11,319
TOTAL CONSUMER STAPLES		129,232
ENERGY - 5.0%
Energy Equipment & Services - 0.9%
Liberty Energy, Inc. Class A	494,260	9,094
Weatherford International PLC	192,100	15,810
		24,904
Oil, Gas & Consumable Fuels - 4.1%
Chord Energy Corp.	48,400	6,172
Expand Energy Corp.	290,300	28,728
HF Sinclair Corp.	300,706	12,308
Northern Oil & Gas, Inc.	283,800	12,342
Permian Resource Corp. Class A	1,093,400	17,123
Plains All American Pipeline LP	479,400	8,950
Targa Resources Corp.	92,700	18,939
Texas Pacific Land Corp. (c)	4,500	7,200
		111,762
TOTAL ENERGY		136,666
FINANCIALS - 17.3%
Banks - 5.7%
Associated Banc-Corp.	420,253	11,217
Axos Financial, Inc. (a)	160,417	13,291
Bancorp, Inc., Delaware (a)	897,889	52,459
East West Bancorp, Inc.	117,072	12,840
Eastern Bankshares, Inc.	1,176,883	21,937
First Horizon National Corp.	227,800	4,813
Pathward Financial, Inc.	192,353	16,135
Piraeus Financial Holdings SA	1,238,446	4,554
Popular, Inc.	209,900	20,856
		158,102
Capital Markets - 3.2%
AllianceBernstein Holding LP	405,202	14,697
Blue Owl Capital, Inc. Class A (c)	1,032,089	24,491
Bridge Investment Group Holdings, Inc.	726,927	7,189
Interactive Brokers Group, Inc.	143,437	27,409
Palmer Square Capital Advisors (c)	351,196	5,619
Patria Investments Ltd.	829,500	9,921
		89,326
Consumer Finance - 0.9%
NerdWallet, Inc. (a)(c)	725,554	10,158
OneMain Holdings, Inc.	240,121	13,771
		23,929
Financial Services - 3.2%
AvidXchange Holdings, Inc. (a)	1,199,135	13,718
Cannae Holdings, Inc. (c)	180,539	3,918
Essent Group Ltd.	209,637	12,113
Flywire Corp. (a)	492,331	11,181
Repay Holdings Corp. (a)(c)	1,410,022	11,393
UWM Holdings Corp. Class A	1,006,788	6,554
Voya Financial, Inc.	160,531	13,324
WEX, Inc. (a)	77,636	14,647
		86,848
Insurance - 4.3%
American Financial Group, Inc.	143,765	21,113
Primerica, Inc.	54,600	16,530
Reinsurance Group of America, Inc.	94,827	21,658
The Baldwin Insurance Group, Inc. Class A, (a)	790,101	38,683
Unum Group	247,163	19,007
		116,991
TOTAL FINANCIALS		475,196
HEALTH CARE - 8.9%
Biotechnology - 1.0%
Exact Sciences Corp. (a)	193,200	11,994
United Therapeutics Corp. (a)	40,100	14,857
		26,851
Health Care Equipment & Supplies - 3.5%
Glaukos Corp. (a)	72,400	10,400
ICU Medical, Inc. (a)	34,800	5,706
Inspire Medical Systems, Inc. (a)	53,100	10,236
Insulet Corp. (a)	56,500	15,073
Masimo Corp. (a)	170,000	29,332
Penumbra, Inc. (a)	105,000	25,633
		96,380
Health Care Providers & Services - 2.8%
Alignment Healthcare, Inc. (a)	900,000	11,349
BrightSpring Health Services, Inc. (a)	772,800	14,915
Chemed Corp.	35,600	20,377
Privia Health Group, Inc. (a)	556,541	11,955
Surgery Partners, Inc. (a)	398,394	9,498
Tenet Healthcare Corp. (a)	66,000	9,417
		77,511
Health Care Technology - 0.5%
Waystar Holding Corp. (a)	424,000	13,093
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. Class A (a)	345,000	5,486
Avantor, Inc. (a)	324,600	6,836
Bruker Corp.	268,000	15,531
Illumina, Inc. (a)	19,300	2,782
		30,635
TOTAL HEALTH CARE		244,470
INDUSTRIALS - 22.1%
Aerospace & Defense - 2.7%
HEICO Corp. Class A	150,313	31,736
Howmet Aerospace, Inc.	229,400	27,156
StandardAero, Inc. (c)	13,000	373
Woodward, Inc.	82,100	14,804
		74,069
Building Products - 2.7%
Carlisle Companies, Inc.	86,640	39,568
Fortune Brands Innovations, Inc.	122,900	9,623
Owens Corning	60,600	12,461
Simpson Manufacturing Co. Ltd.	26,600	5,011
Trex Co., Inc. (a)	106,900	8,021
		74,684
Commercial Services & Supplies - 0.8%
The Brink's Co.	231,392	22,378
Construction & Engineering - 1.5%
EMCOR Group, Inc.	43,500	22,190
Willscot Holdings Corp. (a)	500,998	19,158
		41,348
Electrical Equipment - 1.4%
Acuity Brands, Inc.	20,800	6,670
nVent Electric PLC	191,800	15,020
Regal Rexnord Corp.	97,233	16,793
		38,483
Ground Transportation - 2.4%
Landstar System, Inc.	130,311	24,227
XPO, Inc. (a)	283,600	43,223
		67,450
Machinery - 5.7%
Allison Transmission Holdings, Inc.	117,063	13,872
Chart Industries, Inc. (a)(c)	61,600	11,904
Crane Co.	141,800	25,819
Dover Corp.	73,000	15,031
ESAB Corp.	243,100	31,379
Flowserve Corp.	468,194	28,569
ITT, Inc.	187,787	29,317
		155,891
Marine Transportation - 1.0%
Kirby Corp. (a)	212,094	26,832
Professional Services - 1.5%
CACI International, Inc. (a)	51,800	23,822
KBR, Inc.	266,660	16,221
		40,043
Trading Companies & Distributors - 2.4%
Core & Main, Inc. Class A (a)	234,200	11,370
Watsco, Inc.	41,400	22,836
WESCO International, Inc.	148,513	31,421
		65,627
TOTAL INDUSTRIALS		606,805
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 0.9%
Ciena Corp. (a)	164,046	11,437
Lumentum Holdings, Inc. (a)	155,300	13,506
		24,943
Electronic Equipment, Instruments & Components - 1.6%
Avnet, Inc.	212,200	11,609
Coherent Corp. (a)	67,300	6,741
Jabil, Inc.	80,200	10,894
TD SYNNEX Corp.	113,830	13,545
		42,789
IT Services - 1.4%
Akamai Technologies, Inc. (a)	113,500	10,671
EPAM Systems, Inc. (a)	50,900	12,416
Okta, Inc. Class A (a)	115,900	8,989
Twilio, Inc. Class A (a)	74,117	7,748
		39,824
Semiconductors & Semiconductor Equipment - 2.0%
Allegro MicroSystems LLC (a)	285,600	6,206
Cirrus Logic, Inc. (a)	139,400	14,560
Entegris, Inc.	99,800	10,542
Lattice Semiconductor Corp. (a)(c)	239,400	13,586
MKS Instruments, Inc.	80,100	9,103
		53,997
Software - 3.7%
Bill Holdings, Inc. (a)	88,900	8,021
Blackbaud, Inc. (a)(c)	66,700	5,599
BlackLine, Inc. (a)	189,400	11,745
Dynatrace, Inc. (a)	246,900	13,873
Elastic NV (a)	125,869	13,778
Five9, Inc. (a)	331,110	13,668
Gen Digital, Inc.	136,200	4,202
Pagaya Technologies Ltd. Class A (a)(c)	452,979	4,951
PTC, Inc. (a)	12,800	2,561
Tenable Holdings, Inc. (a)	270,341	11,349
Workiva, Inc. Class A (a)	130,246	12,666
		102,413
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Class A (a)	10,406	551
TOTAL INFORMATION TECHNOLOGY		264,517
MATERIALS - 6.4%
Chemicals - 2.4%
Avient Corp.	244,300	12,520
Cabot Corp.	110,900	12,157
Celanese Corp.	41,400	3,031
RPM International, Inc.	190,300	26,410
Westlake Corp.	92,100	11,826
		65,944
Construction Materials - 0.8%
Eagle Materials, Inc.	74,700	23,076
Containers & Packaging - 0.8%
Aptargroup, Inc.	129,700	22,433
Metals & Mining - 1.6%
Alcoa Corp.	89,300	4,146
Lundin Mining Corp.	1,243,600	12,169
Reliance, Inc.	84,000	26,984
		43,299
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp.	174,400	20,614
TOTAL MATERIALS		175,366
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 5.9%
American Homes 4 Rent Class A	260,900	9,990
Camden Property Trust (SBI)	44,600	5,611
CubeSmart	276,752	13,716
Curbline Properties Corp.	378,650	9,186
Douglas Emmett, Inc.	215,800	4,178
EastGroup Properties, Inc.	93,500	16,102
Four Corners Property Trust, Inc.	671,600	19,953
Lamar Advertising Co. Class A	80,800	10,829
Postal Realty Trust, Inc. Class A	869,180	12,316
SITE Centers Corp.	58,425	907
Sun Communities, Inc.	96,800	12,229
Tanger, Inc.	70,300	2,599
Terreno Realty Corp.	197,300	11,962
The Macerich Co.	696,500	14,773
Ventas, Inc.	284,700	18,241
		162,592
Real Estate Management & Development - 0.9%
Compass, Inc. Class A (a)	987,800	7,004
Jones Lang LaSalle, Inc. (a)	60,900	17,089
		24,093
TOTAL REAL ESTATE		186,685
UTILITIES - 2.7%
Electric Utilities - 1.1%
IDACORP, Inc.	24,100	2,855
OGE Energy Corp.	236,600	10,401
Pinnacle West Capital Corp. (c)	69,500	6,512
TXNM Energy, Inc. (c)	218,600	10,722
		30,490
Gas Utilities - 1.0%
National Fuel Gas Co.	122,094	7,810
Southwest Gas Holdings, Inc.	120,600	9,426
UGI Corp.	319,000	9,688
		26,924
Independent Power and Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc. (c)	63,000	5,142
Talen Energy Corp. (a)	28,100	6,025
		11,167
Multi-Utilities - 0.2%
NorthWestern Energy Corp.	76,100	4,204
TOTAL UTILITIES		72,785
TOTAL COMMON STOCKS (Cost $1,948,286)		2,700,428

U.S. Treasury Obligations - 0.1%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.77% to 4.93% 12/12/24 to 12/19/24 (e) (Cost $3,542)	3,550	3,543

Money Market Funds - 4.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (f)	43,879,651	43,888
Fidelity Securities Lending Cash Central Fund 4.64% (f)(g)	73,496,504	73,504
TOTAL MONEY MARKET FUNDS (Cost $117,391)		117,392

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $2,069,219)	2,821,363
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(73,888)
NET ASSETS - 100.0%	2,747,475

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	50	Dec 2024	16,889	(50)	(50)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,252,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	26,896	1,136,901	1,119,908	2,751	(1)	-	43,888	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	38,819	863,930	829,244	110	-	(1)	73,504	0.3%
Total	65,715	2,000,831	1,949,152	2,861	(1)	(1)	117,392

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	36,661	36,661	-	-
Consumer Discretionary	372,045	372,045	-	-
Consumer Staples	129,232	129,232	-	-
Energy	136,666	136,666	-	-
Financials	475,196	470,642	4,554	-
Health Care	244,470	244,470	-	-
Industrials	606,805	606,805	-	-
Information Technology	264,517	264,517	-	-
Materials	175,366	175,366	-	-
Real Estate	186,685	186,685	-	-
Utilities	72,785	72,785	-	-

U.S. Government and Government Agency Obligations	3,543	-	3,543	-

Money Market Funds	117,392	117,392	-	-
Total Investments in Securities:	2,821,363	2,813,266	8,097	-
Derivative Instruments: Liabilities
Futures Contracts	(50)	(50)	-	-
Total Liabilities	(50)	(50)	-	-
Total Derivative Instruments:	(50)	(50)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(50)
Total Equity Risk	0	(50)
Total Value of Derivatives	0	(50)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $71,790) - See accompanying schedule:
Unaffiliated issuers (cost $1,951,828)	$2,703,971
Fidelity Central Funds (cost $117,391)	117,392

Total Investment in Securities (cost $2,069,219)		$2,821,363
Receivable for investments sold		1,408
Receivable for fund shares sold		433
Dividends receivable		1,826
Distributions receivable from Fidelity Central Funds		141
Receivable for daily variation margin on futures contracts		37
Prepaid expenses		2
Other receivables		39
Total assets		2,825,249
Liabilities
Payable to custodian bank	$773
Payable for investments purchased	32
Payable for fund shares redeemed	1,641
Accrued management fee	1,402
Distribution and service plan fees payable	369
Other payables and accrued expenses	53
Collateral on securities loaned	73,504
Total liabilities		77,774
Net Assets		$2,747,475
Net Assets consist of:
Paid in capital		$1,925,720
Total accumulated earnings (loss)		821,755
Net Assets		$2,747,475

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($726,403 ÷ 15,612 shares)(a)		$46.53
Maximum offering price per share (100/94.25 of $46.53)		$49.37
Class M :
Net Asset Value and redemption price per share ($503,885 ÷ 10,727 shares)(a)(b)		$46.98
Maximum offering price per share (100/96.50 of $46.98)		$48.68
Class C :
Net Asset Value and offering price per share ($21,576 ÷ 541 shares)(a)(b)		$39.87
Fidelity Stock Selector Mid Cap Fund :
Net Asset Value, offering price and redemption price per share ($396,121 ÷ 7,917 shares)		$50.03
Class I :
Net Asset Value, offering price and redemption price per share ($472,163 ÷ 9,409 shares)		$50.18
Class Z :
Net Asset Value, offering price and redemption price per share ($627,327 ÷ 12,515 shares)		$50.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$27,915
Interest		143
Income from Fidelity Central Funds (including $110 from security lending)		2,861
Total income		30,919
Expenses
Management fee
Basic fee	$14,217
Performance adjustment	(937)
Transfer agent fees	824
Distribution and service plan fees	4,201
Accounting fees	139
Custodian fees and expenses	51
Independent trustees' fees and expenses	10
Registration fees	189
Audit fees	57
Legal	6
Interest	8
Miscellaneous	46
Total expenses before reductions	18,811
Expense reductions	(93)
Total expenses after reductions		18,718
Net Investment income (loss)		12,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	73,111
Redemptions in-kind	20,721
Fidelity Central Funds	(1)
Foreign currency transactions	15
Futures contracts	8,658
Total net realized gain (loss)		102,504
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	534,741
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(2)
Futures contracts	(36)
Total change in net unrealized appreciation (depreciation)		534,702
Net gain (loss)		637,206
Net increase (decrease) in net assets resulting from operations		$649,407
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,201	$15,131
Net realized gain (loss)	102,504	(420)
Change in net unrealized appreciation (depreciation)	534,702	23,136
Net increase (decrease) in net assets resulting from operations	649,407	37,847
Distributions to shareholders	(13,139)	(176,342)

Share transactions - net increase (decrease)	201,669	(44,418)
Total increase (decrease) in net assets	837,937	(182,913)

Net Assets
Beginning of period	1,909,538	2,092,451
End of period	$2,747,475	$1,909,538

Financial Highlights
Fidelity Advisor® Stock Selector Mid Cap Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.44	$38.19	$45.46	$37.74	$36.07
Income from Investment Operations
Net investment income (loss) A,B	.18	.26	.20	.20	.30 C
Net realized and unrealized gain (loss)	11.15	.35	(1.76)	8.40	2.85
Total from investment operations	11.33	.61	(1.56)	8.60	3.15
Distributions from net investment income	(.24)	(.18)	(.21)	(.35)	(.21)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(.24)	(3.36)	(5.71)	(.88) D	(1.48)
Net asset value, end of period	$46.53	$35.44	$38.19	$45.46	$37.74
Total Return E,F	32.09%	2.23%	(4.66)%	23.19%	8.99%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.92%	.96%	.97%	1.05%	1.14%
Expenses net of fee waivers, if any	.91%	.96%	.97%	1.05%	1.14%
Expenses net of all reductions	.91%	.96%	.97%	1.05%	1.13%
Net investment income (loss)	.44%	.73%	.52%	.45%	.94% C
Supplemental Data
Net assets, end of period (in millions)	$726	$603	$654	$736	$626
Portfolio turnover rate I	52 % J	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .66%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.78	$38.50	$45.77	$37.99	$36.30
Income from Investment Operations
Net investment income (loss) A,B	.08	.17	.11	.09	.22 C
Net realized and unrealized gain (loss)	11.26	.37	(1.80)	8.48	2.86
Total from investment operations	11.34	.54	(1.69)	8.57	3.08
Distributions from net investment income	(.14)	(.08)	(.09)	(.25)	(.12)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(.14)	(3.26)	(5.58) D	(.79)	(1.39)
Net asset value, end of period	$46.98	$35.78	$38.50	$45.77	$37.99
Total Return E,F	31.78%	1.99%	(4.90)%	22.91%	8.71%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.16%	1.21%	1.22%	1.29%	1.38%
Expenses net of fee waivers, if any	1.16%	1.20%	1.21%	1.29%	1.38%
Expenses net of all reductions	1.16%	1.20%	1.21%	1.29%	1.37%
Net investment income (loss)	.20%	.49%	.27%	.20%	.70% C
Supplemental Data
Net assets, end of period (in millions)	$504	$429	$464	$552	$496
Portfolio turnover rate I	52 % J	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .42%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.42	$33.33	$40.31	$33.58	$32.15
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.02)	(.09)	(.14)	.04 C
Net realized and unrealized gain (loss)	9.56	.29	(1.53)	7.51	2.50
Total from investment operations	9.45	.27	(1.62)	7.37	2.54
Distributions from net investment income	-	-	-	(.10)	-
Distributions from net realized gain	-	(3.18)	(5.36)	(.54)	(1.11)
Total distributions	-	(3.18)	(5.36)	(.64)	(1.11)
Net asset value, end of period	$39.87	$30.42	$33.33	$40.31	$33.58
Total Return D,E	31.07%	1.44%	(5.41)%	22.25%	8.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.67%	1.76%	1.77%	1.84%	1.93%
Expenses net of fee waivers, if any	1.67%	1.75%	1.76%	1.84%	1.93%
Expenses net of all reductions	1.67%	1.75%	1.76%	1.84%	1.92%
Net investment income (loss)	(.31)%	(.07)%	(.28)%	(.35)%	.15% C
Supplemental Data
Net assets, end of period (in millions)	$22	$19	$22	$27	$30
Portfolio turnover rate H	52 % I	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Mid Cap Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.07	$40.76	$48.16	$39.90	$38.00
Income from Investment Operations
Net investment income (loss) A,B	.32	.37	.32	.34	.40 C
Net realized and unrealized gain (loss)	11.96	.40	(1.90)	8.88	3.01
Total from investment operations	12.28	.77	(1.58)	9.22	3.41
Distributions from net investment income	(.32)	(.27)	(.33)	(.42)	(.24)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(.32)	(3.46) D	(5.82) D	(.96)	(1.51)
Net asset value, end of period	$50.03	$38.07	$40.76	$48.16	$39.90
Total Return E	32.43%	2.52%	(4.43)%	23.52%	9.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63%	.71%	.72%	.79%	.89%
Expenses net of fee waivers, if any	.63%	.71%	.72%	.79%	.89%
Expenses net of all reductions	.63%	.71%	.72%	.79%	.88%
Net investment income (loss)	.73%	.98%	.77%	.71%	1.19% C
Supplemental Data
Net assets, end of period (in millions)	$396	$327	$349	$395	$342
Portfolio turnover rate H	52 % I	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.19	$40.88	$48.29	$40.01	$38.15
Income from Investment Operations
Net investment income (loss) A,B	.30	.36	.31	.33	.40 C
Net realized and unrealized gain (loss)	12.01	.40	(1.90)	8.91	3.02
Total from investment operations	12.31	.76	(1.59)	9.24	3.42
Distributions from net investment income	(.32)	(.27)	(.32)	(.42)	(.29)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(.32)	(3.45)	(5.82)	(.96)	(1.56)
Net asset value, end of period	$50.18	$38.19	$40.88	$48.29	$40.01
Total Return D	32.39%	2.49%	(4.45)%	23.50%	9.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.73%	.74%	.82%	.90%
Expenses net of fee waivers, if any	.66%	.72%	.74%	.81%	.90%
Expenses net of all reductions	.66%	.72%	.74%	.81%	.89%
Net investment income (loss)	.69%	.96%	.75%	.68%	1.18% C
Supplemental Data
Net assets, end of period (in millions)	$472	$341	$386	$413	$293
Portfolio turnover rate G	52 % H	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .90%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Mid Cap Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.15	$40.86	$48.26	$39.97	$38.12
Income from Investment Operations
Net investment income (loss) A,B	.37	.42	.36	.38	.44 C
Net realized and unrealized gain (loss)	11.99	.38	(1.88)	8.92	3.03
Total from investment operations	12.36	.80	(1.52)	9.30	3.47
Distributions from net investment income	(.38)	(.33)	(.38)	(.47)	(.35)
Distributions from net realized gain	-	(3.18)	(5.50)	(.54)	(1.27)
Total distributions	(.38)	(3.51)	(5.88)	(1.01)	(1.62)
Net asset value, end of period	$50.13	$38.15	$40.86	$48.26	$39.97
Total Return D	32.59%	2.63%	(4.30)%	23.69%	9.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.58%	.59%	.67%	.75%
Expenses net of fee waivers, if any	.53%	.57%	.59%	.67%	.75%
Expenses net of all reductions	.53%	.57%	.59%	.67%	.73%
Net investment income (loss)	.82%	1.11%	.90%	.82%	1.33% C
Supplemental Data
Net assets, end of period (in millions)	$627	$191	$217	$67	$150
Portfolio turnover rate G	52 % H	44%	64%	43%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Stock Selector Mid Cap Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$818,036
Gross unrealized depreciation	(68,996)
Net unrealized appreciation (depreciation)	$749,040
Tax Cost	$2,072,323

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$11,120
Undistributed long-term capital gain	$61,604
Net unrealized appreciation (depreciation) on securities and other investments	$749,033

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$13,139	$ 10,326
Long-term Capital Gains	-	166,016
Total	$13,139	$ 176,342

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,429,432	1,159,878

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Stock Selector Mid Cap Fund	1,305	20,721	53,979
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.72
Fidelity Stock Selector Mid Cap Fund	.68
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.68
Class M	.68
Class C	.68
Fidelity Stock Selector Mid Cap Fund	.64
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Stock Selector Mid Cap Fund	S&P MidCap 400 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.04) %.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,666	14
Class M	.25%	.25%	2,332	14
Class C	.75%	.25%	203	19
			4,201	47

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	51
Class M	5
Class C	- B
56
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of  less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	278.1710
Class M	189.1648
Class C	10.2000
Fidelity Stock Selector Mid Cap Fund	143.1652
Class I	181.1868
Class Z	23.0420
	824

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Stock Selector Mid Cap Fund	.0268

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	27

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Stock Selector Mid Cap Fund	Borrower	51,709	5.57%	8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Stock Selector Mid Cap Fund	141,436	54,806	2,218
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Stock Selector Mid Cap Fund	3
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Stock Selector Mid Cap Fund	12	1	-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $93.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Stock Selector Mid Cap Fund
Distributions to shareholders
Class A	$3,990	$56,107
Class M	1,689	39,007
Class C	-	2,087
Fidelity Stock Selector Mid Cap Fund	2,725	29,748
Class I	2,799	32,276
Class Z	1,936	17,117
Total	$13,139	$176,342
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Stock Selector Mid Cap Fund
Class A
Shares sold	645	965	$26,218	$33,647
Reinvestment of distributions	96	1,583	3,714	52,298
Shares redeemed	(2,143)	(2,666)	(87,279)	(93,885)
Net increase (decrease)	(1,402)	(118)	$(57,347)	$(7,940)
Class M
Shares sold	522	696	$21,284	$24,702
Reinvestment of distributions	42	1,139	1,643	38,061
Shares redeemed	(1,821)	(1,907)	(74,705)	(67,682)
Net increase (decrease)	(1,257)	(72)	$(51,778)	$(4,919)
Class C
Shares sold	57	78	$1,978	$2,379
Reinvestment of distributions	-	73	-	2,083
Shares redeemed	(136)	(192)	(4,732)	(5,778)
Net increase (decrease)	(79)	(41)	$(2,754)	$(1,316)
Fidelity Stock Selector Mid Cap Fund
Shares sold	756	857	$33,300	$32,477
Reinvestment of distributions	62	800	2,573	28,328
Shares redeemed	(1,478)	(1,654)	(64,118)	(61,906)
Net increase (decrease)	(660)	3	$(28,245)	$(1,101)
Class I
Shares sold	3,899	1,283	$163,636	$48,524
Reinvestment of distributions	62	881	2,573	31,280
Shares redeemed	(3,478)	(2,678)	(149,964)	(100,697)
Net increase (decrease)	483	(514)	$16,245	$(20,893)
Class Z
Shares sold	14,891	2,610	$653,860	$99,830
Reinvestment of distributions	40	461	1,665	16,346
Shares redeemed	(7,433)	(3,356)	(329,977)	(124,425)
Net increase (decrease)	7,498	(285)	$325,548	$(8,249)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Stock Selector Mid Cap Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Stock Selector Mid Cap Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $61,603,890, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 100%; Class M designates 100%; Fidelity Stock Selector Mid Cap Fund designates 98%; Class I designates 99%, and Class Z designates 83%; of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%; Class M designates 100%; Fidelity Stock Selector Mid Cap Fund designates 100%; Class I designates 100%; and Class Z designates 94.99%; of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0%; Class M designates 0%; Fidelity Stock Selector Mid Cap Fund designates 0%; Class I designates 0%; and Class Z designates 5.02%; of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539186.127
MC-ANN-0125
Fidelity Advisor® Equity Income Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Equity Income Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.5%
Quebecor, Inc. Class B (sub. vtg.)	150,700	3,549
Verizon Communications, Inc.	605,590	26,852
		30,401
Entertainment - 1.1%
The Walt Disney Co.	190,900	22,425
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A	61,600	10,407
Media - 4.6%
Comcast Corp. Class A	1,457,900	62,968
Omnicom Group, Inc.	206,900	21,687
WPP PLC	1,094,100	11,967
		96,622
TOTAL COMMUNICATION SERVICES		159,855
CONSUMER DISCRETIONARY - 3.6%
Automobile Components - 0.1%
Lear Corp.	29,447	2,881
Automobiles - 0.3%
Subaru Corp.	416,300	6,680
Distributors - 0.5%
LKQ Corp.	260,700	10,243
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	84,600	8,668
Vail Resorts, Inc.	35,900	6,435
		15,103
Household Durables - 0.3%
Whirlpool Corp.	54,800	6,106
Specialty Retail - 0.7%
Bath & Body Works, Inc.	377,300	13,673
Textiles, Apparel & Luxury Goods - 1.0%
Compagnie Financiere Richemont SA Series A	13,360	1,869
Tapestry, Inc.	298,500	18,591
		20,460
TOTAL CONSUMER DISCRETIONARY		75,146
CONSUMER STAPLES - 9.2%
Beverages - 3.3%
Carlsberg A/S Series B	46,800	4,829
Coca-Cola Europacific Partners PLC	239,100	18,549
Diageo PLC	309,000	9,231
Keurig Dr. Pepper, Inc.	790,100	25,797
The Coca-Cola Co.	176,700	11,323
		69,729
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	1,077,900	21,396
Sysco Corp.	217,700	16,787
		38,183
Food Products - 0.6%
The J.M. Smucker Co.	97,100	11,437
Household Products - 0.2%
Reynolds Consumer Products, Inc.	185,800	5,145
Personal Care Products - 3.3%
Estee Lauder Companies, Inc. Class A	207,500	14,965
Kenvue, Inc.	983,605	23,685
Unilever PLC sponsored ADR	490,100	29,328
		67,978
TOTAL CONSUMER STAPLES		192,472
ENERGY - 8.6%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	493,100	21,667
Oil, Gas & Consumable Fuels - 7.6%
Enterprise Products Partners LP	1,019,400	35,098
Exxon Mobil Corp.	379,500	44,766
Plains All American Pipeline LP	349,400	6,523
Shell PLC ADR	861,200	55,754
TotalEnergies SE	268,400	15,599
		157,740
TOTAL ENERGY		179,407
FINANCIALS - 19.9%
Banks - 11.4%
Bank of America Corp.	575,300	27,333
East West Bancorp, Inc.	107,000	11,736
Huntington Bancshares, Inc.	1,017,200	18,320
KBC Group NV	86,600	6,245
KeyCorp	767,200	14,945
M&T Bank Corp.	235,200	51,742
PNC Financial Services Group, Inc.	27,000	5,797
U.S. Bancorp	1,014,200	54,047
Wells Fargo & Co. (a)	640,650	48,798
		238,963
Capital Markets - 3.4%
Bank of New York Mellon Corp.	429,200	35,139
Northern Trust Corp.	213,300	23,710
State Street Corp.	115,500	11,378
		70,227
Financial Services - 1.6%
Fidelity National Information Services, Inc.	56,200	4,794
Global Payments, Inc.	176,600	21,008
Visa, Inc. Class A	23,700	7,467
		33,269
Insurance - 3.5%
Chubb Ltd.	126,584	36,549
First American Financial Corp.	157,700	11,063
The Travelers Companies, Inc.	95,200	25,327
		72,939
TOTAL FINANCIALS		415,398
HEALTH CARE - 16.8%
Biotechnology - 1.7%
Gilead Sciences, Inc.	375,200	34,736
Health Care Equipment & Supplies - 0.1%
Solventum Corp.	31,775	2,272
Health Care Providers & Services - 6.0%
Cigna Group	123,300	41,651
CVS Health Corp.	258,400	15,465
Elevance Health, Inc.	43,200	17,581
UnitedHealth Group, Inc.	82,400	50,280
		124,977
Pharmaceuticals - 9.0%
Bristol-Myers Squibb Co.	569,200	33,708
GSK PLC sponsored ADR	792,600	27,051
Johnson & Johnson	359,971	55,799
Merck & Co., Inc.	421,600	42,851
Organon & Co.	211,530	3,357
Roche Holding AG (participation certificate)	26,520	7,705
Royalty Pharma PLC Class A	322,000	8,585
Sanofi SA sponsored ADR	181,400	8,796
		187,852
TOTAL HEALTH CARE		349,837
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.6%
General Dynamics Corp.	59,500	16,899
Lockheed Martin Corp.	32,400	17,153
		34,052
Air Freight & Logistics - 1.4%
FedEx Corp.	92,600	28,027
Electrical Equipment - 1.2%
Regal Rexnord Corp.	149,200	25,768
Industrial Conglomerates - 0.5%
3M Co.	36,600	4,887
DCC PLC (United Kingdom)	76,400	5,566
		10,453
Machinery - 1.3%
Allison Transmission Holdings, Inc.	139,100	16,483
Parker Hannifin Corp.	13,700	9,630
		26,113
Professional Services - 2.3%
Genpact Ltd.	220,000	10,155
ManpowerGroup, Inc.	142,100	9,147
SS&C Technologies Holdings, Inc.	382,500	29,583
		48,885
TOTAL INDUSTRIALS		173,298
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 2.4%
Cisco Systems, Inc. (a)	853,253	50,521
Electronic Equipment, Instruments & Components - 0.5%
TD SYNNEX Corp.	90,700	10,792
IT Services - 2.7%
Amdocs Ltd.	341,222	29,591
Capgemini SA	159,900	25,704
		55,295
Semiconductors & Semiconductor Equipment - 1.2%
Renesas Electronics Corp.	51,100	670
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	129,000	23,821
		24,491
Software - 1.1%
Gen Digital, Inc.	178,400	5,504
Microsoft Corp. (a)	19,500	8,257
Salesforce, Inc.	29,000	9,570
		23,331
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	283,920	11,167
TOTAL INFORMATION TECHNOLOGY		175,597
MATERIALS - 4.2%
Chemicals - 1.2%
CF Industries Holdings, Inc.	277,200	24,854
Containers & Packaging - 2.9%
Berry Global Group, Inc.	330,700	23,913
Crown Holdings, Inc.	294,500	27,121
Sonoco Products Co.	196,800	10,210
		61,244
Paper & Forest Products - 0.1%
Magnera Corp. (b)	91,374	1,871
TOTAL MATERIALS		87,969
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc.	25,100	2,767
American Tower Corp. (a)	68,100	14,233
COPT Defense Properties (SBI)	423,700	13,961
Crown Castle, Inc.	156,700	16,649
Gaming & Leisure Properties	203,000	10,477
Public Storage Operating Co.	15,000	5,221
Realty Income Corp.	113,100	6,547
		69,855
UTILITIES - 7.3%
Electric Utilities - 5.8%
American Electric Power Co., Inc.	99,600	9,946
Duke Energy Corp.	175,800	20,577
Edison International	96,864	8,500
Exelon Corp.	658,400	26,046
FirstEnergy Corp.	728,300	30,989
PG&E Corp.	858,200	18,563
Portland General Electric Co.	122,500	5,870
		120,491
Multi-Utilities - 1.5%
Sempra	332,200	31,117
TOTAL UTILITIES		151,608
TOTAL COMMON STOCKS (Cost $1,575,289)		2,030,442

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (c) (Cost $49,209)	49,199,160	49,209

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,624,498)	2,079,651
NET OTHER ASSETS (LIABILITIES) - 0.3%	6,544
NET ASSETS - 100.0%	2,086,195

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
American Tower Corp.	Chicago Board Options Exchange	270	5,643	230.00	01/17/25	(22)
Cisco Systems, Inc.	Chicago Board Options Exchange	2,108	12,481	57.50	12/20/24	(451)
Microsoft Corp.	Chicago Board Options Exchange	45	1,906	450.00	01/17/25	(15)
Wells Fargo & Co.	Chicago Board Options Exchange	1,595	12,149	80.00	01/17/25	(295)

TOTAL WRITTEN OPTIONS						(783)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $32,179,000.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	32,020	403,532	386,343	1,808	-	-	49,209	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	7,825	67,951	75,776	4	-	-	-	0.0%
Total	39,845	471,483	462,119	1,812	-	-	49,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	159,855	147,888	11,967	-
Consumer Discretionary	75,146	66,597	8,549	-
Consumer Staples	192,472	178,412	14,060	-
Energy	179,407	163,808	15,599	-
Financials	415,398	415,398	-	-
Health Care	349,837	342,132	7,705	-
Industrials	173,298	173,298	-	-
Information Technology	175,597	138,056	37,541	-
Materials	87,969	87,969	-	-
Real Estate	69,855	69,855	-	-
Utilities	151,608	151,608	-	-

Money Market Funds	49,209	49,209	-	-
Total Investments in Securities:	2,079,651	1,984,230	95,421	-
Derivative Instruments: Liabilities
Written Options	(783)	(783)	-	-
Total Liabilities	(783)	(783)	-	-
Total Derivative Instruments:	(783)	(783)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(783)
Total Equity Risk	0	(783)
Total Value of Derivatives	0	(783)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,575,289)	$2,030,442
Fidelity Central Funds (cost $49,209)	49,209

Total Investment in Securities (cost $1,624,498)		$2,079,651
Receivable for investments sold		3,518
Receivable for fund shares sold		618
Dividends receivable		5,044
Distributions receivable from Fidelity Central Funds		196
Prepaid expenses		2
Other receivables		57
Total assets		2,089,086
Liabilities
Payable for fund shares redeemed	$589
Accrued management fee	979
Distribution and service plan fees payable	462
Written options, at value (premium received $429)	783
Other payables and accrued expenses	78
Total liabilities		2,891
Net Assets		$2,086,195
Net Assets consist of:
Paid in capital		$1,523,182
Total accumulated earnings (loss)		563,013
Net Assets		$2,086,195

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($857,689 ÷ 23,348 shares)(a)		$36.74
Maximum offering price per share (100/94.25 of $36.74)		$38.98
Class M :
Net Asset Value and redemption price per share ($596,279 ÷ 15,638 shares)(a)		$38.13
Maximum offering price per share (100/96.50 of $38.13)		$39.51
Class C :
Net Asset Value and offering price per share ($53,412 ÷ 1,430 shares)(a)(b)		$37.36
Class I :
Net Asset Value, offering price and redemption price per share ($429,311 ÷ 10,868 shares)		$39.50
Class Z :
Net Asset Value, offering price and redemption price per share ($149,504 ÷ 3,793 shares)		$39.42
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$53,697
Interest		3
Income from Fidelity Central Funds (including $4 from security lending)		1,812
Total income		55,512
Expenses
Management fee	$9,996
Transfer agent fees	749
Distribution and service plan fees	5,294
Accounting fees	121
Custodian fees and expenses	35
Independent trustees' fees and expenses	8
Registration fees	102
Audit fees	67
Legal	3
Interest	18
Miscellaneous	35
Total expenses before reductions	16,428
Expense reductions	(86)
Total expenses after reductions		16,342
Net Investment income (loss)		39,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	105,923
Foreign currency transactions	21
Written options	2,290
Total net realized gain (loss)		108,234
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	279,698
Assets and liabilities in foreign currencies	(27)
Written options	(332)
Total change in net unrealized appreciation (depreciation)		279,339
Net gain (loss)		387,573
Net increase (decrease) in net assets resulting from operations		$426,743
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,170	$41,473
Net realized gain (loss)	108,234	47,960
Change in net unrealized appreciation (depreciation)	279,339	(47,655)
Net increase (decrease) in net assets resulting from operations	426,743	41,778
Distributions to shareholders	(86,239)	(103,407)

Share transactions - net increase (decrease)	(61,312)	11,415
Total increase (decrease) in net assets	279,192	(50,214)

Net Assets
Beginning of period	1,807,003	1,857,217
End of period	$2,086,195	$1,807,003

Financial Highlights
Fidelity Advisor® Equity Income Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$30.62	$31.78	$32.34	$27.88	$30.22
Income from Investment Operations
Net investment income (loss) A,B	.72	.69	.61	.58	.65
Net realized and unrealized gain (loss)	6.95	(.04)	2.32	4.53	(.67)
Total from investment operations	7.67	.65	2.93	5.11	(.02)
Distributions from net investment income	(.76)	(.64)	(.58)	(.65)	(.66)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(1.55) D	(1.81)	(3.49)	(.65)	(2.32) D
Net asset value, end of period	$36.74	$30.62	$31.78	$32.34	$27.88
Total Return E,F	25.92%	2.34%	9.34%	18.46%	.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.86%	.89%	.89%	.90%	.92%
Expenses net of fee waivers, if any	.86%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.86%	.89%	.89%	.89%	.92%
Net investment income (loss)	2.15%	2.30%	1.98%	1.80%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$858	$721	$741	$675	$591
Portfolio turnover rate I	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.72	$32.84	$33.30	$28.69	$31.02
Income from Investment Operations
Net investment income (loss) A,B	.66	.64	.56	.52	.60
Net realized and unrealized gain (loss)	7.21	(.03)	2.38	4.66	(.68)
Total from investment operations	7.87	.61	2.94	5.18	(.08)
Distributions from net investment income	(.67)	(.56)	(.49)	(.57)	(.59)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(1.46) D	(1.73)	(3.40)	(.57)	(2.25) D
Net asset value, end of period	$38.13	$31.72	$32.84	$33.30	$28.69
Total Return E,F	25.60%	2.12%	9.08%	18.16%	(.22)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.10%	1.13%	1.13%	1.14%	1.16%
Expenses net of fee waivers, if any	1.10%	1.13%	1.13%	1.13%	1.16%
Expenses net of all reductions	1.10%	1.13%	1.13%	1.13%	1.15%
Net investment income (loss)	1.91%	2.06%	1.74%	1.56%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$596	$524	$571	$555	$534
Portfolio turnover rate I	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.11	$32.23	$32.75	$28.21	$30.52
Income from Investment Operations
Net investment income (loss) A,B	.47	.46	.37	.32	.45
Net realized and unrealized gain (loss)	7.06	(.02)	2.35	4.60	(.66)
Total from investment operations	7.53	.44	2.72	4.92	(.21)
Distributions from net investment income	(.49)	(.39)	(.32)	(.37)	(.43)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(1.28) D	(1.56)	(3.24) D	(.38) D	(2.10)
Net asset value, end of period	$37.36	$31.11	$32.23	$32.75	$28.21
Total Return E,F	24.93%	1.57%	8.46%	17.51%	(.77)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.62%	1.68%	1.68%	1.70%	1.72%
Expenses net of fee waivers, if any	1.61%	1.67%	1.68%	1.69%	1.72%
Expenses net of all reductions	1.61%	1.67%	1.68%	1.69%	1.72%
Net investment income (loss)	1.40%	1.52%	1.19%	1.00%	1.71%
Supplemental Data
Net assets, end of period (in millions)	$53	$51	$68	$52	$63
Portfolio turnover rate I	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.81	$33.91	$34.28	$29.51	$31.85
Income from Investment Operations
Net investment income (loss) A,B	.86	.82	.73	.70	.75
Net realized and unrealized gain (loss)	7.46	(.04)	2.47	4.80	(.70)
Total from investment operations	8.32	.78	3.20	5.50	.05
Distributions from net investment income	(.83)	(.71)	(.65)	(.73)	(.72)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(1.63)	(1.88)	(3.57) D	(.73)	(2.39)
Net asset value, end of period	$39.50	$32.81	$33.91	$34.28	$29.51
Total Return E	26.19%	2.60%	9.62%	18.75%	.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.65%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.61%	.65%	.65%	.65%	.67%
Expenses net of all reductions	.61%	.64%	.65%	.65%	.66%
Net investment income (loss)	2.40%	2.54%	2.22%	2.05%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$429	$368	$359	$244	$178
Portfolio turnover rate H	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Income Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.76	$33.86	$34.24	$29.48	$31.82
Income from Investment Operations
Net investment income (loss) A,B	.91	.86	.77	.75	.79
Net realized and unrealized gain (loss)	7.44	(.03)	2.46	4.78	(.70)
Total from investment operations	8.35	.83	3.23	5.53	.09
Distributions from net investment income	(.90)	(.76)	(.70)	(.77)	(.76)
Distributions from net realized gain	(.80)	(1.17)	(2.91)	- C	(1.67)
Total distributions	(1.69) D	(1.93)	(3.61)	(.77)	(2.43)
Net asset value, end of period	$39.42	$32.76	$33.86	$34.24	$29.48
Total Return E	26.37%	2.75%	9.77%	18.89%	.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47%	.51%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.46%	.50%	.51%	.51%	.52%
Expenses net of all reductions	.46%	.50%	.51%	.51%	.52%
Net investment income (loss)	2.55%	2.69%	2.36%	2.18%	2.91%
Supplemental Data
Net assets, end of period (in millions)	$150	$143	$117	$35	$26
Portfolio turnover rate H	50%	47%	47%	48%	65%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Income Fund	$24

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$495,435
Gross unrealized depreciation	(28,939)
Net unrealized appreciation (depreciation)	$466,496
Tax Cost	$1,612,372

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,687
Undistributed long-term capital gain	$93,140
Net unrealized appreciation (depreciation) on securities and other investments	$457,187

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$53,524	$36,549
Long-term Capital Gains	32,715	66,858
Total	$86,239	$103,407

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Income Fund	904,894	1,025,844
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.59
Class M	.58
Class C	.62
Class I	.60
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.59
Class M	.58
Class C	.59
Class I	.59
Class Z	.46

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	1,978	35
Class M	.25%	.25%	2,798	4
Class C	.75%	.25%	518	51
			5,294	90

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	95
Class M	10
Class CA	1
106

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	327.1733
Class M	225.1645
Class C	26.2000
Class I	161.1823
Class Z	10.0420
	749
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Equity Income Fund	.0270

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Income Fund	23

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Equity Income Fund	Borrower	38,781	5.58%	18

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Equity Income Fund	99,205	107,581	14,711
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Equity Income Fund	3
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Income Fund	-A	-A	-

A Amount represents less than five hundred dollars.
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $81.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Income Fund
Distributions to shareholders
Class A	$36,474	$42,683
Class M	23,792	29,792
Class C	2,016	3,243
Class I	17,546	20,598
Class Z	6,411	7,091
Total	$86,239	$103,407
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Income Fund
Class A
Shares sold	1,926	2,279	$64,008	$68,819
Reinvestment of distributions	1,099	1,379	34,888	40,735
Shares redeemed	(3,229)	(3,435)	(107,448)	(103,441)
Net increase (decrease)	(204)	223	$(8,552)	$6,113
Class M
Shares sold	1,090	1,149	$37,739	$35,935
Reinvestment of distributions	708	955	23,260	29,202
Shares redeemed	(2,691)	(2,966)	(92,669)	(92,623)
Net increase (decrease)	(893)	(862)	$(31,670)	$(27,486)
Class C
Shares sold	234	318	$7,982	$9,791
Reinvestment of distributions	62	107	1,976	3,202
Shares redeemed	(495)	(919)	(16,723)	(28,147)
Net increase (decrease)	(199)	(494)	$(6,765)	$(15,154)
Class I
Shares sold	2,865	2,502	$105,995	$80,562
Reinvestment of distributions	487	615	16,617	19,428
Shares redeemed	(3,691)	(2,500)	(127,715)	(80,714)
Net increase (decrease)	(339)	617	$(5,103)	$19,276
Class Z
Shares sold	2,760	2,114	$103,896	$67,614
Reinvestment of distributions	165	201	5,622	6,342
Shares redeemed	(3,493)	(1,415)	(118,740)	(45,290)
Net increase (decrease)	(568)	900	$(9,222)	$28,666
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Equity Dividend Income Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Equity Dividend Income Fund equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during March 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Income Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $93,140,349, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.51% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $ $114,397 of distribution ns paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 45%, 100%, 100% and 100%; Class M designates 47%, 100%, 100% and 100%; Class C designates 51%, 100%, 100%, and 100%; Class I designates 43%, 100%, 100% and 100%; and Class Z designates 42%, 100%, 100%, and 100% of the dividends distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 74.24%, 100%, 100%, and 100%; Class M designates 77.43%, 100%, 100%,  and 100%; Class C designates 85.24%, 100%, 100%, and 100%; Class I designates 71.70%, 100%, 100%, and 100%;  and Class Z designate 70.05%, 100%, 100%, and 100% of the dividends distributed December, April, July, and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 7.22%, Class M designates 7.53%, Class C designates 8.29%, Class I designates 6.98%, and Class Z designates 6.82% of the dividends distributed in December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539449.128
EPI-ANN-0125
Fidelity Advisor® Equity Growth Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Equity Growth Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.2%
Entertainment - 0.9%
Live Nation Entertainment, Inc. (a)	412,638	57,047
Roblox Corp. Class A (a)	1,008,600	50,561
Universal Music Group NV	76,205	1,835
		109,443
Interactive Media & Services - 6.3%
Alphabet, Inc. Class A	3,284,677	554,946
Epic Games, Inc. (a)(b)(c)	3,289	2,222
Meta Platforms, Inc. Class A	324,051	186,109
		743,277
TOTAL COMMUNICATION SERVICES		852,720
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.6%
BYD Co. Ltd. (H Shares)	1,969,740	64,972
Broadline Retail - 5.9%
Amazon.com, Inc. (a)	2,756,681	573,086
MercadoLibre, Inc. (a)	56,117	111,402
Savers Value Village, Inc. (a)(d)	1,247,010	11,660
		696,148
Diversified Consumer Services - 0.2%
Duolingo, Inc. Class A (a)	55,288	19,255
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	1,013,626	137,965
Kura Sushi U.S.A., Inc. Class A (a)	219,351	23,453
Trip.com Group Ltd. ADR (a)	1,150,563	74,384
		235,802
Household Durables - 0.3%
Blu Investments LLC (a)(b)(c)	12,123,162	4
TopBuild Corp. (a)	103,297	40,352
		40,356
Specialty Retail - 1.5%
Floor & Decor Holdings, Inc. Class A (a)	252,400	28,322
Lowe's Companies, Inc.	568,800	154,958
		183,280
TOTAL CONSUMER DISCRETIONARY		1,239,813
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Monster Beverage Corp. (a)	1,272,444	70,150
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	1,658,300	119,597
TOTAL CONSUMER STAPLES		189,747
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd.	513,600	17,370
Cheniere Energy, Inc.	521,536	116,829
Range Resources Corp.	1,492,313	53,335
		187,534
FINANCIALS - 7.8%
Banks - 0.4%
Huntington Bancshares, Inc.	1,344,000	24,205
M&T Bank Corp.	110,700	24,353
		48,558
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	666,800	107,328
Morgan Stanley	222,700	29,310
		136,638
Consumer Finance - 0.9%
Capital One Financial Corp.	528,735	101,522
Financial Services - 4.4%
MasterCard, Inc. Class A	405,789	216,261
Rocket Companies, Inc. Class A (a)(d)	1,618,374	23,515
Toast, Inc. (a)	2,167,300	94,364
Visa, Inc. Class A	601,079	189,388
		523,528
Insurance - 1.0%
Arthur J. Gallagher & Co.	291,993	91,172
The Baldwin Insurance Group, Inc. Class A, (a)	561,678	27,500
		118,672
TOTAL FINANCIALS		928,918
HEALTH CARE - 16.2%
Biotechnology - 4.2%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,000,100	120
rights (a)(c)	1,000,100	70
Alnylam Pharmaceuticals, Inc. (a)	398,666	100,890
Arcellx, Inc. (a)	61,700	5,434
Arrowhead Pharmaceuticals, Inc. (a)	247,887	6,452
Beam Therapeutics, Inc. (a)	74,279	2,033
Biogen, Inc. (a)	53,000	8,513
BioNTech SE ADR (a)	367,567	43,516
Blueprint Medicines Corp. (a)	41,532	4,003
Cytokinetics, Inc. (a)	210,437	10,913
Exact Sciences Corp. (a)	1,983,806	123,155
Galapagos NV sponsored ADR (a)	431,371	11,923
Gamida Cell Ltd. (c)	1,892,438	0
Gamida Cell Ltd. warrants 4/21/28 (a)(c)	353,699	0
Gilead Sciences, Inc.	870,000	80,545
Hookipa Pharma, Inc. (a)	66,861	168
Immunocore Holdings PLC ADR (a)	169,213	5,540
Insmed, Inc. (a)	903,432	67,902
Janux Therapeutics, Inc. (a)	21,495	972
Krystal Biotech, Inc. (a)	33,264	6,567
Moderna, Inc. (a)	103,078	4,439
Seres Therapeutics, Inc. (a)	234,619	230
Synlogic, Inc. (a)	43,116	60
Vor Biopharma, Inc. (a)	474,168	395
XOMA Corp. (a)	290,628	9,722
		493,562
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)	289,874	67,474
Boston Scientific Corp. (a)	3,487,530	316,179
Ceribell, Inc.	110,500	3,181
Glaukos Corp. (a)	238,558	34,269
Hologic, Inc. (a)	1,211,248	96,294
Penumbra, Inc. (a)	119,259	29,114
Pulmonx Corp. (a)	196,759	1,269
RxSight, Inc. (a)	53,789	2,522
		550,302
Health Care Providers & Services - 2.2%
HealthEquity, Inc. (a)	1,115,130	113,230
Humana, Inc.	114,900	34,054
UnitedHealth Group, Inc.	190,000	115,938
		263,222
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. Class A (a)	279,653	4,446
Bio-Techne Corp.	266,242	20,064
Bruker Corp.	1,065,071	61,721
Chemometec A/S	164,248	11,022
Codexis, Inc. (a)	1,122,880	5,143
Danaher Corp.	322,847	77,383
MaxCyte, Inc. (a)	1,126,821	4,000
		183,779
Pharmaceuticals - 3.6%
Aclaris Therapeutics, Inc. (a)	156,646	638
Chugai Pharmaceutical Co. Ltd.	747,910	32,914
Eli Lilly & Co.	336,358	267,522
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,674,554	61,659
UCB SA	312,300	61,170
Zevra Therapeutics, Inc. (a)(d)	659,820	6,156
		430,059
TOTAL HEALTH CARE		1,920,924
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.5%
GE Aerospace	943,010	171,779
Loar Holdings, Inc.	9,398	865
		172,644
Building Products - 0.0%
Simpson Manufacturing Co. Ltd.	29,700	5,595
Electrical Equipment - 1.2%
GE Vernova LLC	408,817	136,594
Ground Transportation - 2.1%
Uber Technologies, Inc. (a)	3,396,065	244,381
Machinery - 1.7%
Deere & Co.	122,600	57,119
Ingersoll Rand, Inc.	850,063	88,551
Westinghouse Air Brake Tech Co.	295,257	59,234
		204,904
Professional Services - 3.0%
Equifax, Inc.	697,907	182,545
KBR, Inc.	1,276,559	77,653
RELX PLC sponsored ADR	1,136,597	53,511
UL Solutions, Inc. Class A	671,765	36,094
		349,803
Trading Companies & Distributors - 0.9%
Ferguson Enterprises, Inc.	434,115	93,520
United Rentals, Inc.	21,000	18,186
		111,706
TOTAL INDUSTRIALS		1,225,627
INFORMATION TECHNOLOGY - 39.7%
Communications Equipment - 0.2%
Ciena Corp. (a)	282,051	19,665
Electronic Equipment, Instruments & Components - 1.1%
Flex Ltd. (a)	2,005,341	78,148
Jabil, Inc.	345,972	46,993
		125,141
IT Services - 1.2%
MongoDB, Inc. Class A (a)	460,901	148,636
Semiconductors & Semiconductor Equipment - 18.8%
Astera Labs, Inc.	17,396	1,796
BE Semiconductor Industries NV	447,809	53,474
eMemory Technology, Inc.	78,000	7,101
Marvell Technology, Inc.	258,080	23,921
NVIDIA Corp.	10,834,958	1,497,937
SiTime Corp. (a)	341,309	72,487
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,113,324	574,906
		2,231,622
Software - 7.7%
AppFolio, Inc. Class A, (a)	1,200	305
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	2,071,818	2,921
DocuSign, Inc. (a)	388,600	30,968
HubSpot, Inc. (a)	145,473	104,893
Manhattan Associates, Inc. (a)	266,385	76,037
Microsoft Corp.	1,354,652	573,641
Nutanix, Inc. Class A (a)	261,814	17,091
Open AI Global LLC rights (a)(b)(c)	6,393,400	6,393
ServiceNow, Inc. (a)	75,334	79,059
Zeta Global Holdings Corp. (a)	1,062,300	22,627
		913,935
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	5,318,368	1,262,208
TOTAL INFORMATION TECHNOLOGY		4,701,207
MATERIALS - 1.6%
Construction Materials - 0.5%
Eagle Materials, Inc.	21,100	6,518
Martin Marietta Materials, Inc.	86,800	52,080
		58,598
Containers & Packaging - 0.6%
International Paper Co.	1,305,000	76,773
Metals & Mining - 0.5%
Carpenter Technology Corp.	283,700	55,049
TOTAL MATERIALS		190,420
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Zillow Group, Inc.:
Class A (a)	182,800	14,904
Class C (a)	789,000	66,836
		81,740
TOTAL COMMON STOCKS (Cost $7,681,102)		11,518,650

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	57,400	727
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	111,100	322
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries, Inc. Series F (b)(c)	208,346	5,171
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	367,427	757
Series D (a)(b)(c)	3,611,038	6,319
Canva, Inc.:
Series A (a)(b)(c)	846	1,033
Series A2 (a)(b)(c)	154	188
xAI Corp. Series C (b)(c)	378,200	8,188
		16,485
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	76,285	1,137
Series C3 (a)(b)(c)	95,356	1,422
Series C4 (a)(b)(c)	27,230	406
Series C5 (a)(b)(c)	53,844	803
		3,768
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $39,423)		26,473

Convertible Bonds - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (b)(c)(f) (Cost $1,619)	1,619	1,596
TOTAL CONVERTIBLE BONDS (Cost $1,619)		1,596

Preferred Securities - 0.0%
	Principal Amount (e) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (b)(c)(f) (Cost $2,252)	2,252	2,501
TOTAL PREFERRED SECURITIES (Cost $2,252)		2,501

Money Market Funds - 2.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (g)	278,436,417	278,492
Fidelity Securities Lending Cash Central Fund 4.64% (g)(h)	10,559,257	10,560
TOTAL MONEY MARKET FUNDS (Cost $289,052)		289,052

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,013,448)	11,838,272
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,081)
NET ASSETS - 100.0%	11,835,191

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,110,000 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	732

Anduril Industries, Inc. Series F	8/07/24	4,529

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	2,424

ASAPP, Inc. Series D	8/29/23	13,944

Blu Investments LLC	5/21/20	21

Canva, Inc. Series A	9/22/23	902

Canva, Inc. Series A2	9/22/23	164

ElevateBio LLC Series C	3/09/21	466

Epic Games, Inc.	3/29/21	2,911

Illuminated Holdings, Inc. Series C2	7/07/20	1,907

Illuminated Holdings, Inc. Series C3	7/07/20	2,861

Illuminated Holdings, Inc. Series C4	1/08/21	980

Illuminated Holdings, Inc. Series C5	6/16/21	2,326

Illuminated Holdings, Inc. 15%	6/14/23	1,619

Illuminated Holdings, Inc. 15%	9/27/23	2,252

Open AI Global LLC rights	9/30/24	6,393

xAI Corp. Series C	11/22/24	8,188

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	91,729	2,957,498	2,770,735	8,086	-	-	278,492	0.5%
Fidelity Securities Lending Cash Central Fund 4.64%	54,549	568,691	612,680	118	-	-	10,560	0.0%
Total	146,278	3,526,189	3,383,415	8,204	-	-	289,052

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	852,720	848,663	1,835	2,222
Consumer Discretionary	1,239,813	1,174,837	64,972	4
Consumer Staples	189,747	189,747	-	-
Energy	187,534	187,534	-	-
Financials	929,645	928,918	-	727
Health Care	1,921,246	1,887,820	32,914	512
Industrials	1,230,798	1,225,627	-	5,171
Information Technology	4,717,692	4,684,792	7,101	25,799
Materials	194,188	190,420	-	3,768
Real Estate	81,740	81,740	-	-

Corporate Bonds	1,596	-	-	1,596

Preferred Securities	2,501	-	-	2,501

Money Market Funds	289,052	289,052	-	-
Total Investments in Securities:	11,838,272	11,689,150	106,822	42,300
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $10,369) - See accompanying schedule:
Unaffiliated issuers (cost $7,724,396)	$11,549,220
Fidelity Central Funds (cost $289,052)	289,052

Total Investment in Securities (cost $8,013,448)		$11,838,272
Foreign currency held at value (cost $1,061)		1,049
Receivable for investments sold		9,359
Receivable for fund shares sold		5,342
Dividends receivable		3,745
Interest receivable		206
Distributions receivable from Fidelity Central Funds		465
Prepaid expenses		11
Other receivables		259
Total assets		11,858,708
Liabilities
Payable for investments purchased	$25
Payable for fund shares redeemed	5,132
Accrued management fee	6,092
Distribution and service plan fees payable	1,570
Other payables and accrued expenses	143
Collateral on securities loaned	10,555
Total liabilities		23,517
Net Assets		$11,835,191
Net Assets consist of:
Paid in capital		$6,804,994
Total accumulated earnings (loss)		5,030,197
Net Assets		$11,835,191

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,674,749 ÷ 118,781 shares)(a)		$22.52
Maximum offering price per share (100/94.25 of $22.52)		$23.89
Class M :
Net Asset Value and redemption price per share ($2,060,799 ÷ 95,302 shares)(a)		$21.62
Maximum offering price per share (100/96.50 of $21.62)		$22.40
Class C :
Net Asset Value and offering price per share ($212,853 ÷ 12,730 shares)(a)		$16.72
Class I :
Net Asset Value, offering price and redemption price per share ($3,832,108 ÷ 146,414 shares)		$26.17
Class Z :
Net Asset Value, offering price and redemption price per share ($3,054,682 ÷ 114,870 shares)		$26.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$49,118
Interest		225
Income from Fidelity Central Funds (including $118 from security lending)		8,204
Total income		57,547
Expenses
Management fee	$61,013
Transfer agent fees	2,874
Distribution and service plan fees	16,968
Accounting fees	312
Custodian fees and expenses	201
Independent trustees' fees and expenses	42
Registration fees	390
Audit fees	76
Legal	7
Interest	72
Miscellaneous	224
Total expenses before reductions	82,179
Expense reductions	(381)
Total expenses after reductions		81,798
Net Investment income (loss)		(24,251)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,128)	1,412,567
Redemptions in-kind	466,967
Foreign currency transactions	(132)
Futures contracts	1,565
Total net realized gain (loss)		1,880,967
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,147)	1,246,656
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		1,246,641
Net gain (loss)		3,127,608
Net increase (decrease) in net assets resulting from operations		$3,103,357
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(24,251)	$(5,213)
Net realized gain (loss)	1,880,967	58,197
Change in net unrealized appreciation (depreciation)	1,246,641	1,227,720
Net increase (decrease) in net assets resulting from operations	3,103,357	1,280,704
Distributions to shareholders	(42,611)	(103,218)

Share transactions - net increase (decrease)	1,063,830	1,647,315
Total increase (decrease) in net assets	4,124,576	2,824,801

Net Assets
Beginning of period	7,710,615	4,885,814
End of period	$11,835,191	$7,710,615

Financial Highlights
Fidelity Advisor® Equity Growth Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.39	$13.85	$19.23	$17.06	$13.07
Income from Investment Operations
Net investment income (loss) A,B	(.07)	(.02)	(.02)	- C	(.05)
Net realized and unrealized gain (loss)	6.30	2.85	(3.14)	4.08	5.22
Total from investment operations	6.23	2.83	(3.16)	4.08	5.17
Distributions from net realized gain	(.10)	(.29)	(2.22)	(1.91)	(1.18)
Total distributions	(.10)	(.29)	(2.22)	(1.91)	(1.18)
Net asset value, end of period	$22.52	$16.39	$13.85	$19.23	$17.06
Total Return D,E	38.17%	21.03%	(18.79)%	26.35%	42.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93%	.96%	.97%	.97%	.99%
Expenses net of fee waivers, if any	.92%	.96%	.97%	.97%	.99%
Expenses net of all reductions	.92%	.96%	.97%	.97%	.99%
Net investment income (loss)	(.35)%	(.16)%	(.11)%	(.02)% C	(.33)%
Supplemental Data
Net assets, end of period (in millions)	$2,675	$1,821	$1,422	$1,752	$1,477
Portfolio turnover rate H	52 % I	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.78	$13.38	$18.64	$16.60	$12.78
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.06)	(.05)	(.04) C	(.08)
Net realized and unrealized gain (loss)	6.05	2.75	(3.04)	3.95	5.08
Total from investment operations	5.94	2.69	(3.09)	3.91	5.00
Distributions from net realized gain	(.10)	(.29)	(2.17)	(1.87)	(1.18)
Total distributions	(.10)	(.29)	(2.17)	(1.87)	(1.18)
Net asset value, end of period	$21.62	$15.78	$13.38	$18.64	$16.60
Total Return D,E	37.81%	20.71%	(18.95)%	25.99%	42.54%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17%	1.21%	1.21%	1.21%	1.23%
Expenses net of fee waivers, if any	1.16%	1.20%	1.21%	1.21%	1.23%
Expenses net of all reductions	1.16%	1.20%	1.21%	1.21%	1.23%
Net investment income (loss)	(.59)%	(.40)%	(.36)%	(.26)% C	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$2,061	$1,619	$1,437	$1,938	$1,747
Portfolio turnover rate H	52 % I	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$10.54	$15.14	$13.84	$10.90
Income from Investment Operations
Net investment income (loss) A,B	(.17)	(.10)	(.10)	(.11) C	(.13)
Net realized and unrealized gain (loss)	4.71	2.13	(2.39)	3.24	4.25
Total from investment operations	4.54	2.03	(2.49)	3.13	4.12
Distributions from net realized gain	(.10)	(.29)	(2.11)	(1.83)	(1.18)
Total distributions	(.10)	(.29)	(2.11)	(1.83)	(1.18)
Net asset value, end of period	$16.72	$12.28	$10.54	$15.14	$13.84
Total Return D,E	37.18%	20.01%	(19.38)%	25.36%	41.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.68%	1.74%	1.75%	1.74%	1.78%
Expenses net of fee waivers, if any	1.68%	1.74%	1.75%	1.74%	1.77%
Expenses net of all reductions	1.68%	1.74%	1.75%	1.74%	1.77%
Net investment income (loss)	(1.11)%	(.93)%	(.89)%	(.79)% C	(1.12)%
Supplemental Data
Net assets, end of period (in millions)	$213	$133	$98	$134	$131
Portfolio turnover rate H	52 % I	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.09)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.99	$15.95	$21.82	$19.10	$14.46
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.02	.02	.05 C	(.01)
Net realized and unrealized gain (loss)	7.30	3.31	(3.63)	4.61	5.83
Total from investment operations	7.28	3.33	(3.61)	4.66	5.82
Distributions from net realized gain	(.10)	(.29)	(2.26)	(1.94)	(1.18)
Total distributions	(.10)	(.29)	(2.26)	(1.94)	(1.18)
Net asset value, end of period	$26.17	$18.99	$15.95	$21.82	$19.10
Total Return D	38.48%	21.40%	(18.62)%	26.65%	43.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.71%	.72%	.71%	.74%
Expenses net of fee waivers, if any	.68%	.71%	.71%	.71%	.73%
Expenses net of all reductions	.68%	.71%	.71%	.71%	.73%
Net investment income (loss)	(.11)%	.09%	.14%	.24% C	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$3,832	$2,548	$1,285	$1,067	$770
Portfolio turnover rate G	52 % H	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.06)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Equity Growth Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.27	$16.17	$22.07	$19.30	$14.59
Income from Investment Operations
Net investment income (loss) A,B	- C	.04	.04	.07 D	.01
Net realized and unrealized gain (loss)	7.42	3.35	(3.66)	4.66	5.88
Total from investment operations	7.42	3.39	(3.62)	4.73	5.89
Distributions from net realized gain	(.10)	(.29)	(2.28)	(1.96)	(1.18)
Total distributions	(.10)	(.29)	(2.28)	(1.96)	(1.18)
Net asset value, end of period	$26.59	$19.27	$16.17	$22.07	$19.30
Total Return E	38.65%	21.48%	(18.46)%	26.77%	43.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.57%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.56%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.56%	.59%	.60%	.60%	.61%
Net investment income (loss)	.01%	.22%	.26%	.35% D	.05%
Supplemental Data
Net assets, end of period (in millions)	$3,055	$1,590	$645	$285	$180
Portfolio turnover rate H	52 % I	43%	40%	44%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .06%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Equity Growth Fund	$25

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), contingent interest, redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,953,281
Gross unrealized depreciation	(143,378)
Net unrealized appreciation (depreciation)	$3,809,903
Tax Cost	$8,028,369

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,220,314
Net unrealized appreciation (depreciation) on securities and other investments	$3,809,881

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$-	$ -
Long-term Capital Gains	42,611	103,218
Total	$42,611	$ 103,218

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Growth Fund	6,435,711	5,070,836

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Equity Growth Fund	23,454	466,967	586,390
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.70
Class I	.67
Class Z	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	5,772	159
Class M	.25%	.25%	9,471	54
Class C	.75%	.25%	1,725	473
			16,968	686

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1,129
Class M	38
Class CA	3
1,170

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	825.1635
Class M	688.1570
Class C	68.1883
Class I	1,076.1641
Class Z	217.0420
	2,874

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Equity Growth Fund	.0147

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Growth Fund	36

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Equity Growth Fund	Borrower	57,871	4.96%	72

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Equity Growth Fund	271,464	306,359	80,936
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Equity Growth Fund	15
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Growth Fund	13	5	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $378.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Growth Fund
Distributions to shareholders
Class A	$10,700	$29,592
Class M	9,787	30,631
Class C	1,028	2,701
Class I	11,788	27,944
Class Z	9,308	12,350
Total	$42,611	$103,218
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Growth Fund
Class A
Shares sold	21,682	21,267	$430,357	$310,421
Reinvestment of distributions	581	2,171	9,924	27,414
Shares redeemed	(14,598)	(15,004)	(290,336)	(218,142)
Net increase (decrease)	7,665	8,434	$149,945	$119,693
Class M
Shares sold	7,693	7,691	$147,028	$107,913
Reinvestment of distributions	582	2,457	9,560	29,949
Shares redeemed	(15,573)	(14,950)	(296,322)	(210,990)
Net increase (decrease)	(7,298)	(4,802)	$(139,734)	$(73,128)
Class C
Shares sold	4,581	4,131	$68,502	$45,054
Reinvestment of distributions	79	276	1,007	2,629
Shares redeemed	(2,722)	(2,881)	(39,702)	(31,585)
Net increase (decrease)	1,938	1,526	$29,807	$16,098
Class I
Shares sold	77,293	80,228	$1,843,401	$1,321,123
Reinvestment of distributions	562	1,802	11,122	26,307
Shares redeemed	(65,660)	(28,342)	(1,517,446)	(479,338)
Net increase (decrease)	12,195	53,688	$337,077	$868,092
Class Z
Shares sold	60,101	58,182	$1,354,897	$985,369
Reinvestment of distributions	438	773	8,799	11,444
Shares redeemed	(28,183)	(16,335)	(676,961)	(280,253)
Net increase (decrease)	32,356	42,620	$686,735	$716,560
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Growth Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $1,363,154,866, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539469.127
EPG-ANN-0125
Fidelity Advisor® Growth Opportunities Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Growth Opportunities Fund
Consolidated Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 19.6%
Entertainment - 6.2%
Netflix, Inc. (a)	525,100	465,664
Roblox Corp. Class A (a)	507,200	25,426
Roku, Inc. Class A (a)	10,648,438	735,062
Sea Ltd. ADR Class A (a)	2,703,792	307,692
		1,533,844
Interactive Media & Services - 11.7%
Alphabet, Inc.:
Class A	2,245,060	379,303
Class C	5,703,680	972,420
Epic Games, Inc. (a)(b)(c)	56,200	37,972
Meta Platforms, Inc. Class A	2,618,485	1,503,848
Reddit, Inc. Class A	71,200	10,017
		2,903,560
Media - 0.0%
The Trade Desk, Inc. Class A (a)	74,300	9,551
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	1,742,925	430,398
TOTAL COMMUNICATION SERVICES		4,877,353
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 2.3%
General Motors Co.	749,200	41,648
Neutron Holdings, Inc. (a)(b)(c)	474,927	25
Rad Power Bikes, Inc. (a)(b)(c)	382,384	80
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	449,400	234
Rivian Automotive, Inc. Class A (a)	22,700	278
Tesla, Inc. (a)	1,505,540	519,652
		561,917
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	6,310,240	1,311,836
Lenskart Solutions Pvt Ltd. (a)(b)(c)	2,973,550	8,551
		1,320,387
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	740,200	45,537
Domino's Pizza, Inc.	232,200	110,571
Hilton Worldwide Holdings, Inc.	385,900	97,802
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	15,489	0
Stage 2 rights (a)(c)	15,488	0
Stage 3 rights (a)(c)	15,488	0
Stage 4 rights (a)(c)	15,488	0
Stage 5:
rights (a)(c)	15,488	0
rights (a)(c)	15,488	0
Starbucks Corp.	1,294,800	132,665
		386,575
Specialty Retail - 3.3%
Carvana Co. Class A (a)	1,378,000	358,859
Floor & Decor Holdings, Inc. Class A (a)	1,207,900	135,538
Lowe's Companies, Inc.	931,000	253,632
Wayfair LLC Class A (a)	433,529	20,046
Williams-Sonoma, Inc.	341,500	58,745
		826,820
Textiles, Apparel & Luxury Goods - 0.0%
Bombas LLC (b)(c)	5,086,874	12,310
TOTAL CONSUMER DISCRETIONARY		3,108,009
CONSUMER STAPLES - 1.3%
Consumer Staples Distribution & Retail - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	2,179,600	209,895
Walmart, Inc.	1,032,900	95,543
		305,438
Food Products - 0.0%
Bowery Farming, Inc. (a)(c)	624,050	0
Bowery Farming, Inc. warrants (a)(b)(c)	219,265	0
		0
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(b)(c)	19,087,368	19,278
Class B (a)(b)(c)	2,772	3
		19,281
TOTAL CONSUMER STAPLES		324,719
FINANCIALS - 7.0%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(b)(c)	6,988,700	22,499
Capital Markets - 2.0%
Blue Owl Capital, Inc. Class A (d)	3,666,400	87,004
Coinbase Global, Inc. Class A (a)	839,200	248,571
LPL Financial	476,100	154,804
		490,379
Financial Services - 4.9%
Apollo Global Management, Inc.	1,416,500	247,930
Block, Inc. Class A (a)	1,482,439	131,270
Circle Internet Financial Ltd.:
Class E (c)	1,497,818	42,149
Class F (c)	155,650	4,380
Fiserv, Inc. (a)	811,200	179,243
MasterCard, Inc. Class A	95,500	50,896
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	15,447
Visa, Inc. Class A	1,737,761	547,534
		1,218,849
Insurance - 0.0%
Progressive Corp.	10,200	2,743
TOTAL FINANCIALS		1,734,470
HEALTH CARE - 6.0%
Biotechnology - 1.2%
AbbVie, Inc.	11,500	2,104
Alnylam Pharmaceuticals, Inc. (a)	140,835	35,641
Argenx SE ADR (a)	97,099	59,866
Ascendis Pharma A/S sponsored ADR (a)	67,662	9,207
Cytokinetics, Inc. (a)	1,017,300	52,757
Keros Therapeutics, Inc. (a)	277,800	16,040
Nuvalent, Inc. Class A (a)	380,176	36,755
Vaxcyte, Inc. (a)	1,087,843	102,627
		314,997
Health Care Equipment & Supplies - 1.2%
Blink Health LLC Series A1 (a)(b)(c)	72,562	2,588
Boston Scientific Corp. (a)	3,244,874	294,180
TransMedics Group, Inc. (a)	95,600	8,289
		305,057
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	445,767	272,007
Pharmaceuticals - 2.5%
Eli Lilly & Co.	659,900	524,851
Merck & Co., Inc.	421,900	42,882
Novo Nordisk A/S Series B	386,300	41,400
Structure Therapeutics, Inc. ADR (a)	263,100	8,722
		617,855
TOTAL HEALTH CARE		1,509,916
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	117,100	75,759
GE Aerospace	203,900	37,142
Howmet Aerospace, Inc.	47,400	5,611
Rolls-Royce Holdings PLC sponsored ADR (a)	325,900	2,311
Space Exploration Technologies Corp. (a)(b)(c)	210,047	24,559
Space Exploration Technologies Corp. Class C (a)(b)(c)	35,804	4,186
TransDigm Group, Inc.	19,600	24,558
		174,126
Building Products - 2.1%
Builders FirstSource, Inc. (a)	2,760,277	514,709
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	3,146,047	71,164
Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	4,812,981	346,342
Machinery - 0.0%
Symbotic, Inc. (a)(d)	231,900	6,238
TOTAL INDUSTRIALS		1,112,579
INFORMATION TECHNOLOGY - 45.5%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	391,400	158,838
Electronic Equipment, Instruments & Components - 1.6%
Flex Ltd. (a)	10,307,399	401,679
IT Services - 1.0%
MongoDB, Inc. Class A (a)	479,800	154,731
Shopify, Inc. Class A (a)	860,500	99,474
		254,205
Semiconductors & Semiconductor Equipment - 23.0%
Advanced Micro Devices, Inc. (a)	1,898,400	260,413
Analog Devices, Inc.	9,400	2,050
Arm Holdings Ltd. ADR (a)	2,000	269
Astera Labs, Inc. (a)	280,073	28,918
Broadcom, Inc.	4,764,000	772,149
Marvell Technology, Inc.	3,886,130	360,205
Micron Technology, Inc.	1,187,100	116,276
NVIDIA Corp.	23,735,820	3,281,489
NXP Semiconductors NV	1,134,567	260,236
ON Semiconductor Corp. (a)	3,822,761	271,875
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,996,200	368,618
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	54,999	180
		5,722,678
Software - 13.0%
AppLovin Corp. Class A, (a)	929,200	312,908
Cadence Design Systems, Inc. (a)	12,800	3,927
Convoy, Inc. warrants (a)(b)(c)	68,035	0
CoreWeave, Inc. Class A (b)(c)	18,767	17,638
Datadog, Inc. Class A (a)	842,600	128,707
HubSpot, Inc. (a)	93,849	67,670
Informatica, Inc. Class A (a)	504,100	13,369
Microsoft Corp.	4,861,615	2,058,699
Monday.com Ltd. (a)	18,300	5,222
Open AI Global LLC rights (a)(b)(c)	4,034,677	4,035
Oracle Corp.	1,625,000	300,365
Palantir Technologies, Inc. Class A (a)	70,100	4,702
Pine Labs Private Ltd. (a)(b)(c)	16,636	6,185
Samsara, Inc. Class A (a)	338,200	18,090
SAP SE	436,400	103,630
ServiceNow, Inc. (a)	159,658	167,551
Stripe, Inc. Class B (a)(b)(c)	73,500	2,022
Synopsys, Inc. (a)	13,700	7,651
Zscaler, Inc. (a)	25,700	5,309
		3,227,680
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	5,511,660	1,308,082
Dell Technologies, Inc. Class C	2,129,300	271,677
Western Digital Corp. (a)	29,000	2,117
		1,581,876
TOTAL INFORMATION TECHNOLOGY		11,346,956
MATERIALS - 0.2%
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	99,300	59,580
UTILITIES - 1.1%
Electric Utilities - 1.1%
Constellation Energy Corp.	1,025,500	263,102
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	73,300	11,716
TOTAL UTILITIES		274,818
TOTAL COMMON STOCKS (Cost $11,649,058)		24,348,400

Convertible Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	116,411	27,947
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	6,477,300	336
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	49,852	10
Series C (a)(b)(c)	196,163	112
Series D (a)(b)(c)	415,700	395
Waymo LLC:
Series A2 (a)(b)(c)	47,838	3,052
Series C2 (b)(c)	103,289	8,031
		11,936
Broadline Retail - 0.1%
Meesho:
Series D2 (b)(c)	66,304	3,670
Series E (b)(c)	11,045	611
Series E1 (b)(c)	17,820	986
Series F (a)(b)(c)	254,051	14,306
		19,573
TOTAL CONSUMER DISCRETIONARY		31,509
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	70,400	2,644
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C (a)(b)(c)	566,439	572
Series D (a)(b)(c)	3,671	4
		576
TOTAL CONSUMER STAPLES		3,220
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc.:
Series C1 (b)(c)(e)	63,679	4,724
Series D1 (b)(c)	34,400	2,712
		7,436
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C (a)(b)(c)	234,164	8,353
Series D (b)(c)	50,268	1,793
		10,146
Health Care Providers & Services - 0.0%
Thriveworks TopCo LLC Series B (a)(b)(c)(f)	764,320	3,470
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	153,312	5,804
TOTAL HEALTH CARE		19,420
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.4%
Anduril Industries, Inc. Series F (b)(c)	556,061	13,801
Relativity Space, Inc. Series E (a)(b)(c)	1,068,417	865
Space Exploration Technologies Corp.:
Series I (a)(b)(c)	16,438	19,219
Series N (a)(b)(c)	51,400	60,097
		93,982
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series G (b)(c)	191,430	8,030
Construction & Engineering - 0.2%
Beta Technologies, Inc.:
Series A (a)(b)(c)	441,839	50,577
Series C, 6.00% (b)(c)	33,500	3,835
		54,412
TOTAL INDUSTRIALS		156,424
INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	380,829	2,133
Enevate Corp. Series E (a)(b)(c)	7,873,996	4,331
VAST Data Ltd.:
Series A (b)(c)	54,250	1,103
Series A1 (b)(c)	133,528	2,716
Series A2 (b)(c)	153,600	3,124
Series B (b)(c)	122,222	2,486
Series C (b)(c)	3,563	72
Series E (b)(c)	116,791	2,376
		18,341
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	509,400	4,040
Yanka Industries, Inc.:
Series E (a)(b)(c)	341,047	1,125
Series F (a)(b)(c)	380,955	2,042
		7,207
Semiconductors & Semiconductor Equipment - 0.1%
Sima Technologies, Inc.:
Series B (a)(b)(c)	1,198,500	7,515
Series B1 (a)(b)(c)	171,099	1,252
Xsight Labs Ltd.:
Series D (a)(b)(c)	501,100	3,412
Series D1 (b)(c)	183,329	1,758
		13,937
Software - 0.8%
Anthropic PBC Series D (b)(c)	66,894	2,505
Bolt Technology OU Series E (a)(b)(c)	290,611	54,495
Convoy, Inc. Series D (a)(b)(c)	1,038,289	0
CoreWeave, Inc. Series C (b)(c)	653	698
Databricks, Inc.:
Series G (a)(b)(c)	181,200	16,203
Series H (a)(b)(c)	32,352	2,893
Series I (a)(b)(c)	2,463	220
Lyte AI, Inc. Series B (b)(c)	290,100	3,658
Moloco, Inc. Series A (a)(b)(c)	265,144	16,776
Mountain Digital, Inc. Series D (a)(b)(c)	896,466	14,854
Pine Labs Private Ltd.:
Series 1 (a)(b)(c)	39,764	14,784
Series A (a)(b)(c)	9,936	3,694
Series B (a)(b)(c)	10,808	4,018
Series B2 (a)(b)(c)	8,745	3,251
Series C (a)(b)(c)	16,265	6,047
Series C1 (a)(b)(c)	3,427	1,274
Series D (a)(b)(c)	3,667	1,363
Runway AI, Inc. Series D (b)(c)	74,463	8,073
Skyryse, Inc. Series B (a)(b)(c)	244,100	5,504
Stripe, Inc. Series H (a)(b)(c)	165,183	4,544
xAI Corp.:
Series B (b)(c)	1,044,317	22,609
Series C (b)(c)	559,691	12,117
		199,580
TOTAL INFORMATION TECHNOLOGY		239,065
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	674,317	18,611
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $524,804)		503,632

Convertible Bonds - 0.1%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	843	1,921
4% 6/12/27 (b)(c)	232	528
7.5% 10/29/26 (b)(c)(h)	14,258	16,758
		19,207
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 10% 5/12/25 (b)(c)	122	123
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	453	0
TOTAL INFORMATION TECHNOLOGY		123
TOTAL CONVERTIBLE BONDS (Cost $15,908)		19,330

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	449	587
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(e)	409	359
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	1,305	1,339
Xsight Labs Ltd. 0% (b)(c)	738	738
		2,077
TOTAL INFORMATION TECHNOLOGY		2,436
TOTAL PREFERRED SECURITIES (Cost $2,901)		3,023

Money Market Funds - 0.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (i)	68,994,614	69,008
Fidelity Securities Lending Cash Central Fund 4.64% (i)(j)	5,810,750	5,811
TOTAL MONEY MARKET FUNDS (Cost $74,819)		74,819

Equity Funds - 0.0%
	Shares	Value ($) (000s)
Domestic Equity Funds - 0.0%
iShares Russell 1000 Growth ETF (Cost $9,369)	23,800	9,481

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,276,859)	24,958,685
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(23,416)
NET ASSETS - 100.0%	24,935,269

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $703,777,000 or 2.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aledade, Inc. Series E1	5/20/22	7,637

Anduril Industries, Inc. Series F	8/07/24	12,087

Anthropic PBC Series D	5/31/24	2,007

Beta Technologies, Inc. Series A	4/09/21	32,374

Beta Technologies, Inc. Series C, 6.00%	10/24/24	3,835

Blink Health LLC Series A1	12/30/20 - 6/17/24	2,073

Blink Health LLC Series C	11/07/19 - 7/14/21	8,939

Blink Health LLC Series D	6/17/24 - 6/25/24	2,111

Bolt Technology OU Series E	1/03/22	75,500

Bombas LLC	2/16/21 - 11/12/21	24,316

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	12,756

CelLink Corp. Series D	1/20/22	7,930

Convoy, Inc. Series D	10/30/19	14,058

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	453

CoreWeave, Inc. Class A	11/29/23 - 10/03/24	11,224

CoreWeave, Inc. Series C	5/17/24	509

Databricks, Inc. Series G	2/01/21	10,713

Databricks, Inc. Series H	8/31/21	2,377

Databricks, Inc. Series I	9/14/23	181

Diamond Foundry, Inc. Series C	3/15/21	16,184

Enevate Corp. Series E	1/29/21	8,730

Enevate Corp. 6%	11/02/23	409

Enevate Corp. 10% 5/12/25	11/12/24	122

Epic Games, Inc.	7/13/20 - 3/29/21	45,615

GoBrands, Inc. Series G	3/02/21	17,580

Gupshup, Inc.	6/08/21	11,648

JUUL Labs, Inc. Class A	2/23/24	19,373

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	8,195

Lyte AI, Inc. Series B	8/13/24	3,680

Meesho Series D2	7/15/24	3,713

Meesho Series E	7/15/24	619

Meesho Series E1	4/18/24	998

Meesho Series F	9/21/21 - 7/15/24	19,267

Moloco, Inc. Series A	6/26/23	15,909

Mountain Digital, Inc. Series D	11/05/21	20,588

Neutron Holdings, Inc.	2/04/21	5

Neutron Holdings, Inc. Series 1C	7/03/18	1,184

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	843

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	232

Neutron Holdings, Inc. 7.5% 10/29/26	10/29/21 - 10/27/24	14,258

Open AI Global LLC rights	9/30/24	4,035

Pine Labs Private Ltd.	6/30/21	6,203

Pine Labs Private Ltd. Series 1	6/30/21	14,826

Pine Labs Private Ltd. Series A	6/30/21	3,705

Pine Labs Private Ltd. Series B	6/30/21	4,030

Pine Labs Private Ltd. Series B2	6/30/21	3,261

Pine Labs Private Ltd. Series C	6/30/21	6,065

Pine Labs Private Ltd. Series C1	6/30/21	1,278

Pine Labs Private Ltd. Series D	6/30/21	1,367

Rad Power Bikes, Inc.	1/21/21	1,845

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	240

Rad Power Bikes, Inc. Series C	1/21/21	946

Rad Power Bikes, Inc. Series D	9/17/21	3,984

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	449

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Relativity Space, Inc. Series E	5/27/21	24,397

Runway AI, Inc. Series D	9/06/24	8,073

Sima Technologies, Inc. Series B	5/10/21	6,145

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	1,213

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 10/05/24	1,305

Skyryse, Inc. Series B	10/21/21	6,024

Space Exploration Technologies Corp.	2/16/21 - 8/30/24	16,546

Space Exploration Technologies Corp. Class C	4/02/24 - 7/01/24	3,704

Space Exploration Technologies Corp. Series I	4/05/18	2,778

Space Exploration Technologies Corp. Series N	8/04/20	13,878

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,359

Stripe, Inc. Class B	5/18/21	2,949

Stripe, Inc. Series H	3/15/21 - 5/25/23	6,628

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,786

Tenstorrent Holdings, Inc. Series D1	7/16/24	2,712

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	21,938

VAST Data Ltd. Series A	11/28/23	597

VAST Data Ltd. Series A1	11/28/23	1,469

VAST Data Ltd. Series A2	11/28/23	1,690

VAST Data Ltd. Series B	11/28/23	1,344

VAST Data Ltd. Series C	11/28/23	39

VAST Data Ltd. Series E	11/28/23	2,569

Waymo LLC Series A2	5/08/20	4,108

Waymo LLC Series C2	10/18/24	8,077

xAI Corp. Series B	5/13/24	12,500

xAI Corp. Series C	11/22/24	12,117

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	4,007

Xsight Labs Ltd. Series D1	1/11/24	1,466

Xsight Labs Ltd. 0%	11/04/24	738

Yanka Industries, Inc. Series E	5/15/20	4,120

Yanka Industries, Inc. Series F	4/08/21	12,144

Zipline International, Inc. Series G	6/07/24	8,030

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	33,286	3,194,267	3,158,551	2,446	6	-	69,008	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	248,823	1,132,015	1,375,027	316	-	-	5,811	0.0%
Total	282,109	4,326,282	4,533,578	2,762	6	-	74,819

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,905,300	4,839,381	-	65,919
Consumer Discretionary	3,139,518	3,086,809	-	52,709
Consumer Staples	327,939	305,438	-	22,501
Financials	1,741,906	1,649,995	-	91,911
Health Care	1,529,336	1,465,928	41,400	22,008
Industrials	1,269,003	1,083,834	-	185,169
Information Technology	11,586,021	11,213,266	103,630	269,125
Materials	78,191	59,580	-	18,611
Utilities	274,818	274,818	-	-

Corporate Bonds	19,330	-	-	19,330

Preferred Securities	3,023	-	-	3,023

Money Market Funds	74,819	74,819	-	-

Equity Funds	9,481	9,481	-	-
Total Investments in Securities:	24,958,685	24,063,349	145,030	750,306
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Information Technology
Beginning Balance	$169,443
Net Realized Gain (Loss) on Investment Securities	9
Net Unrealized Gain (Loss) on Investment Securities	47,386
Cost of Purchases	52,457
Proceeds of Sales	(170)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$269,125
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$47,386
Other Investments in Securities
Beginning Balance	$409,063
Net Realized Gain (Loss) on Investment Securities	(1,534)
Net Unrealized Gain (Loss) on Investment Securities	31,599
Cost of Purchases	91,110
Proceeds of Sales	(49,057)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$481,181
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$6,429

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $6,275) - See accompanying schedule:
Unaffiliated issuers (cost $12,202,040)	$24,883,866
Fidelity Central Funds (cost $74,819)	74,819

Total Investment in Securities (cost $12,276,859)		$24,958,685
Cash		1
Foreign currency held at value (cost $21)		21
Receivable for fund shares sold		6,436
Dividends receivable		9,315
Interest receivable		435
Distributions receivable from Fidelity Central Funds		279
Prepaid expenses		23
Other receivables		237
Total assets		24,975,432
Liabilities
Payable for investments purchased	$13,713
Payable for fund shares redeemed	6,999
Accrued management fee	9,874
Distribution and service plan fees payable	3,495
Other payables and accrued expenses	290
Collateral on securities loaned	5,792
Total liabilities		40,163
Net Assets		$24,935,269
Net Assets consist of:
Paid in capital		$12,543,653
Total accumulated earnings (loss)		12,391,616
Net Assets		$24,935,269

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,999,430 ÷ 28,083 shares)(a)		$178.02
Maximum offering price per share (100/94.25 of $178.02)		$188.88
Class M :
Net Asset Value and redemption price per share ($3,443,069 ÷ 19,737 shares)(a)		$174.45
Maximum offering price per share (100/96.50 of $174.45)		$180.78
Class C :
Net Asset Value and offering price per share ($1,275,109 ÷ 8,996 shares)(a)(b)		$141.75
Class I :
Net Asset Value, offering price and redemption price per share ($10,638,599 ÷ 53,748 shares)(b)		$197.94
Class Z :
Net Asset Value, offering price and redemption price per share ($4,579,062 ÷ 22,785 shares)		$200.97
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Consolidated Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$81,315
Interest		964
Income from Fidelity Central Funds (including $316 from security lending)		2,762
Total income		85,041
Expenses
Management fee
Basic fee	$129,934
Performance adjustment	(37,251)
Transfer agent fees	6,849
Distribution and service plan fees	36,901
Accounting fees	397
Custodian fees and expenses	229
Independent trustees' fees and expenses	91
Registration fees	334
Audit fees	82
Legal	24
Interest	62
Miscellaneous	540
Total expenses before reductions	138,192
Expense reductions	(839)
Total expenses after reductions		137,353
Net Investment income (loss)		(52,312)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,096,379
Fidelity Central Funds	6
Foreign currency transactions	380
Total net realized gain (loss)		2,096,765
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $111)	6,044,468
Assets and liabilities in foreign currencies	(41)
Total change in net unrealized appreciation (depreciation)		6,044,427
Net gain (loss)		8,141,192
Net increase (decrease) in net assets resulting from operations		$8,088,880
Consolidated Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(52,312)	$(26,886)
Net realized gain (loss)	2,096,765	(315,578)
Change in net unrealized appreciation (depreciation)	6,044,427	3,775,315
Net increase (decrease) in net assets resulting from operations	8,088,880	3,432,851
Share transactions - net increase (decrease)	(435,223)	(1,067,199)
Total increase (decrease) in net assets	7,653,657	2,365,652

Net Assets
Beginning of period	17,281,612	14,915,960
End of period	$24,935,269	$17,281,612

Consolidated Financial Highlights
Fidelity Advisor® Growth Opportunities Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$120.74	$96.87	$159.95	$141.06	$90.00
Income from Investment Operations
Net investment income (loss) A,B	(.52)	(.29)	(.38)	(1.06)	(.56)
Net realized and unrealized gain (loss)	57.80	24.16	(48.08)	27.68	55.26
Total from investment operations	57.28	23.87	(48.46)	26.62	54.70
Distributions from net realized gain	-	-	(14.62)	(7.73)	(3.64)
Total distributions	-	-	(14.62)	(7.73)	(3.64)
Net asset value, end of period	$178.02	$120.74	$96.87	$159.95	$141.06
Total Return C,D	47.44%	24.64%	(33.31)%	19.60%	63.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.72%	.89%	1.04%	1.06%
Expenses net of fee waivers, if any	.74%	.72%	.89%	1.04%	1.06%
Expenses net of all reductions	.74%	.72%	.89%	1.04%	1.06%
Net investment income (loss)	(.34)%	(.27)%	(.35)%	(.68)%	(.52)%
Supplemental Data
Net assets, end of period (in millions)	$4,999	$3,384	$2,749	$4,184	$3,037
Portfolio turnover rate G	56%	50% H	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$118.60	$95.39	$157.62	$139.13	$89.03
Income from Investment Operations
Net investment income (loss) A,B	(.87)	(.53)	(.64)	(1.41)	(.79)
Net realized and unrealized gain (loss)	56.72	23.74	(47.42)	27.31	54.53
Total from investment operations	55.85	23.21	(48.06)	25.90	53.74
Distributions from net realized gain	-	-	(14.17)	(7.41)	(3.64)
Total distributions	-	-	(14.17)	(7.41)	(3.64)
Net asset value, end of period	$174.45	$118.60	$95.39	$157.62	$139.13
Total Return C,D	47.09%	24.33%	(33.47)%	19.31%	62.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	.96%	1.13%	1.28%	1.30%
Expenses net of fee waivers, if any	.99%	.96%	1.13%	1.28%	1.30%
Expenses net of all reductions	.99%	.96%	1.13%	1.28%	1.30%
Net investment income (loss)	(.59)%	(.51)%	(.59)%	(.93)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$3,443	$2,513	$2,136	$3,481	$3,153
Portfolio turnover rate G	56%	50% H	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$96.86	$78.30	$132.10	$118.14	$76.50
Income from Investment Operations
Net investment income (loss) A,B	(1.32)	(.88)	(.99)	(1.85)	(1.15)
Net realized and unrealized gain (loss)	46.21	19.44	(39.09)	23.04	46.43
Total from investment operations	44.89	18.56	(40.08)	21.19	45.28
Distributions from net realized gain	-	-	(13.72)	(7.23)	(3.64)
Total distributions	-	-	(13.72)	(7.23)	(3.64)
Net asset value, end of period	$141.75	$96.86	$78.30	$132.10	$118.14
Total Return C,D	46.35%	23.70%	(33.81)%	18.70%	61.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.50%	1.48%	1.65%	1.80%	1.81%
Expenses net of fee waivers, if any	1.49%	1.47%	1.64%	1.80%	1.81%
Expenses net of all reductions	1.49%	1.47%	1.64%	1.80%	1.81%
Net investment income (loss)	(1.09)%	(1.02)%	(1.10)%	(1.44)%	(1.27)%
Supplemental Data
Net assets, end of period (in millions)	$1,275	$925	$828	$1,413	$1,159
Portfolio turnover rate G	56%	50% H	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$133.91	$107.16	$175.33	$153.77	$97.56
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.02)	(.12)	(.74)	(.31)
Net realized and unrealized gain (loss)	64.18	26.77	(53.08)	30.27	60.16
Total from investment operations	64.03	26.75	(53.20)	29.53	59.85
Distributions from net realized gain	-	-	(14.97)	(7.97)	(3.64)
Total distributions	-	-	(14.97)	(7.97)	(3.64)
Net asset value, end of period	$197.94	$133.91	$107.16	$175.33	$153.77
Total Return C	47.82%	24.96%	(33.15)%	19.90%	63.52%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.47%	.64%	.79%	.80%
Expenses net of fee waivers, if any	.49%	.47%	.64%	.79%	.80%
Expenses net of all reductions	.49%	.47%	.64%	.79%	.80%
Net investment income (loss)	(.09)%	(.02)%	(.10)%	(.43)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$10,639	$7,615	$6,873	$12,620	$8,282
Portfolio turnover rate F	56%	50% G	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Growth Opportunities Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$135.80	$108.54	$177.37	$155.40	$98.44
Income from Investment Operations
Net investment income (loss) A,B	.04	.13	.03	(.54)	(.17)
Net realized and unrealized gain (loss)	65.13	27.13	(53.71)	30.58	60.77
Total from investment operations	65.17	27.26	(53.68)	30.04	60.60
Distributions from net realized gain	-	-	(15.15)	(8.07)	(3.64)
Total distributions	-	-	(15.15)	(8.07)	(3.64)
Net asset value, end of period	$200.97	$135.80	$108.54	$177.37	$155.40
Total Return C	47.99%	25.12%	(33.06)%	20.04%	63.72%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.38%	.35%	.52%	.67%	.69%
Expenses net of fee waivers, if any	.38%	.34%	.51%	.67%	.68%
Expenses net of all reductions	.38%	.34%	.51%	.67%	.68%
Net investment income (loss)	.02%	.11%	.03%	(.31)%	(.15)%
Supplemental Data
Net assets, end of period (in millions)	$4,579	$2,844	$2,330	$3,828	$2,826
Portfolio turnover rate F	56%	50% G	75%	66%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$727,953	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.0 - 61.8 / 11.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	20.0 - 23.9 / 22.7	Increase
			Enterprise value/Net income multiple (EV/NI)	14.0	Increase
		Market approach	Transaction price	$1.10 - $78.20 / $33.37	Increase
			Discount rate	60.0%	Decrease
			Premium rate	25.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.2% - 4.5% / 4.3%	Increase
			Term	1.0 - 5.0 / 2.9	Increase
			Volatility	50.0% - 100.0% / 66.0%	Increase
Corporate Bonds	$19,330	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.4% - 5.2% / 4.4%	Increase
			Term	0.1 - 1.1 / 1.1	Increase
			Volatility	75.0% - 100.0% / 75.2%	Increase
Preferred Securities	$3,023	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7% - 37.9% / 34.4%	Decrease
			Probability rate	0.0% - 60.0% / 33.1%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 5.2% / 4.5%	Increase
			Term	0.4 - 2.1 / 1.0	Increase
			Volatility	50.0% - 100.0% / 60.4%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor Growth Opportunities Fund	$12

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,950,259
Gross unrealized depreciation	(313,823)
Net unrealized appreciation (depreciation)	$12,636,436
Tax Cost	$12,322,249

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(208,859)
Net unrealized appreciation (depreciation) on securities and other investments	$12,636,408

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(208,859)
Long-term	(-)
Total capital loss carryforward	$(208,859)

The Fund intends to elect to defer to its next fiscal year $35,820 of ordinary losses recognized during the period January 1, 2024 to November 30, 2024.

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$-	$-
Long-term Capital Gains	-	-
Total	$-	$ -

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor Growth Opportunities Fund	3,470.01

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth Opportunities Fund	11,706,259	12,209,215

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor Growth Opportunities Fund	90	9,166	10,082

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.67
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Class I	.66
Class Z	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Growth Opportunities Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the asset-weighted return of all classes. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.17)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	10,550	193
Class M	.25%	.25%	15,174	51
Class C	.75%	.25%	11,177	1,297
			36,901	1,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	2,259
Class M	81
Class CA	5
2,345
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,553.1666
Class M	1,084.1573
Class C	437.1724
Class I	3,448.1660
Class Z	327.0420
	6,849

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Growth Opportunities Fund	.0085

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Growth Opportunities Fund	167

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Growth Opportunities Fund	Borrower	20,980	5.58%	62

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Growth Opportunities Fund	719,664	722,686	57,952
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Growth Opportunities Fund	32
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Growth Opportunities Fund	33	10	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $835.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Growth Opportunities Fund
Class A
Shares sold	4,556	4,751	$687,089	$506,438
Shares redeemed	(4,497)	(5,107)	(671,876)	(529,835)
Net increase (decrease)	59	(356)	$15,213	$(23,397)
Class M
Shares sold	1,798	1,865	$262,118	$195,104
Shares redeemed	(3,252)	(3,069)	(478,295)	(317,685)
Net increase (decrease)	(1,454)	(1,204)	$(216,177)	$(122,581)
Class C
Shares sold	1,230	1,331	$147,007	$113,706
Shares redeemed	(1,785)	(2,350)	(214,263)	(197,044)
Net increase (decrease)	(555)	(1,019)	$(67,256)	$(83,338)
Class I
Shares sold	12,186	15,365	$2,037,492	$1,790,597
Shares redeemed	(15,308)	(22,630)	(2,536,966)	(2,584,365)
Net increase (decrease)	(3,122)	(7,265)	$(499,474)	$(793,768)
Class Z
Shares sold	7,940	6,638	$1,362,681	$785,386
Shares redeemed	(6,099)	(7,160)	(1,030,210)	(829,501)
Net increase (decrease)	1,841	(522)	$332,471	$(44,115)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Advisor Growth Opportunities Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the consolidated schedule of investments, as of November 30, 2024, the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704314.127
GO-ANN-0125
Fidelity Advisor® Equity Value Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Equity Value Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.2%
Entertainment - 1.6%
The Walt Disney Co.	30,611	3,595,874
Media - 2.6%
Comcast Corp. Class A	140,218	6,056,015
TOTAL COMMUNICATION SERVICES		9,651,889
CONSUMER DISCRETIONARY - 4.7%
Automobile Components - 0.2%
Autoliv, Inc.	3,500	346,920
Diversified Consumer Services - 1.1%
H&R Block, Inc.	43,579	2,583,363
Household Durables - 0.2%
Berkeley Group Holdings PLC	8,394	443,615
Specialty Retail - 2.8%
Lowe's Companies, Inc.	8,125	2,213,494
Murphy U.S.A., Inc.	1,700	931,260
Ross Stores, Inc.	13,270	2,055,125
Ulta Beauty, Inc. (a)	3,400	1,314,576
		6,514,455
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	14,600	909,288
TOTAL CONSUMER DISCRETIONARY		10,797,641
CONSUMER STAPLES - 10.2%
Beverages - 3.2%
Coca-Cola Europacific Partners PLC	18,531	1,437,635
Diageo PLC	40,080	1,197,380
Keurig Dr. Pepper, Inc.	66,502	2,171,290
The Coca-Cola Co.	39,572	2,535,774
		7,342,079
Consumer Staples Distribution & Retail - 2.2%
Alimentation Couche-Tard, Inc. (multi-vtg.)	17,300	1,014,856
BJ's Wholesale Club Holdings, Inc. (a)	16,464	1,585,483
U.S. Foods Holding Corp. (a)	33,624	2,345,946
		4,946,285
Food Products - 0.9%
Mondelez International, Inc.	20,682	1,343,296
Tyson Foods, Inc. Class A	12,985	837,533
		2,180,829
Household Products - 1.2%
Procter & Gamble Co.	15,085	2,704,137
Personal Care Products - 2.7%
Haleon PLC	379,033	1,808,032
Kenvue, Inc.	182,998	4,406,592
		6,214,624
TOTAL CONSUMER STAPLES		23,387,954
ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd.	52,900	1,789,078
Exxon Mobil Corp.	77,167	9,102,619
Imperial Oil Ltd. (U.S.)	24,700	1,825,824
Parex Resources, Inc.	53,432	569,412
Parkland Corp.	10,200	265,773
Shell PLC ADR	65,690	4,252,771
		17,805,477
FINANCIALS - 25.7%
Banks - 11.5%
Bank of America Corp.	115,883	5,505,601
Cullen/Frost Bankers, Inc.	4,143	582,589
JPMorgan Chase & Co.	32,858	8,205,300
M&T Bank Corp.	10,996	2,419,010
PNC Financial Services Group, Inc.	14,718	3,160,249
U.S. Bancorp	39,906	2,126,591
Wells Fargo & Co.	56,165	4,278,088
		26,277,428
Capital Markets - 3.0%
BlackRock, Inc.	4,243	4,339,740
Northern Trust Corp.	23,058	2,563,127
		6,902,867
Financial Services - 4.3%
Apollo Global Management, Inc.	12,515	2,190,500
Berkshire Hathaway, Inc. Class B (a)	11,934	5,764,361
Visa, Inc. Class A	5,600	1,764,448
		9,719,309
Insurance - 6.9%
Chubb Ltd.	22,556	6,512,594
The Travelers Companies, Inc.	24,615	6,548,575
Willis Towers Watson PLC	8,689	2,797,858
		15,859,027
TOTAL FINANCIALS		58,758,631
HEALTH CARE - 16.1%
Biotechnology - 2.0%
BioNTech SE ADR (a)	12,200	1,444,358
Gilead Sciences, Inc.	32,400	2,999,592
		4,443,950
Health Care Providers & Services - 8.7%
Centene Corp. (a)	58,136	3,488,160
Cigna Group	14,994	5,064,973
CVS Health Corp.	45,809	2,741,669
Elevance Health, Inc.	5,387	2,192,294
UnitedHealth Group, Inc.	10,394	6,342,419
		19,829,515
Pharmaceuticals - 5.4%
AstraZeneca PLC sponsored ADR	53,677	3,629,639
Elanco Animal Health, Inc. (a)	33,400	441,214
GSK PLC sponsored ADR	77,200	2,634,836
Johnson & Johnson	19,542	3,029,205
Merck & Co., Inc.	26,400	2,683,296
		12,418,190
TOTAL HEALTH CARE		36,691,655
INDUSTRIALS - 11.5%
Aerospace & Defense - 2.6%
L3Harris Technologies, Inc.	4,942	1,216,968
Lockheed Martin Corp.	4,037	2,137,228
Northrop Grumman Corp.	5,191	2,541,773
		5,895,969
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	7,900	834,082
Deutsche Post AG ADR	21,314	784,245
FedEx Corp.	5,851	1,770,922
		3,389,249
Building Products - 0.7%
Johnson Controls International PLC	18,701	1,568,266
Electrical Equipment - 0.7%
GE Vernova LLC	1,300	434,356
Regal Rexnord Corp.	7,221	1,247,139
		1,681,495
Industrial Conglomerates - 1.3%
Siemens AG	15,347	2,981,276
Machinery - 3.4%
Allison Transmission Holdings, Inc.	3,800	450,300
Cummins, Inc.	1,600	600,064
Deere & Co.	9,575	4,460,993
Oshkosh Corp.	2,690	305,611
Pentair PLC	19,402	2,114,624
		7,931,592
Professional Services - 0.5%
Maximus, Inc.	15,012	1,118,394
Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	8,300	1,792,219
TOTAL INDUSTRIALS		26,358,460
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	84,116	4,980,508
IT Services - 1.7%
Amdocs Ltd.	27,490	2,383,933
Capgemini SA	2,637	423,898
Cognizant Technology Solutions Corp. Class A	14,741	1,186,503
		3,994,334
Software - 1.4%
Gen Digital, Inc.	89,046	2,747,069
Open Text Corp.	13,900	422,977
		3,170,046
TOTAL INFORMATION TECHNOLOGY		12,144,888
MATERIALS - 3.1%
Chemicals - 1.5%
AdvanSix, Inc.	2,200	71,434
CF Industries Holdings, Inc.	22,762	2,040,841
Nutrien Ltd.	29,373	1,370,544
		3,482,819
Construction Materials - 0.8%
CRH PLC	19,000	1,943,130
Containers & Packaging - 0.8%
Crown Holdings, Inc.	14,084	1,296,996
Silgan Holdings, Inc.	7,300	419,969
		1,716,965
TOTAL MATERIALS		7,142,914
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle, Inc.	13,459	1,430,019
Lamar Advertising Co. Class A	3,500	469,070
Outfront Media, Inc.	18,600	357,306
Simon Property Group, Inc.	5,000	918,000
		3,174,395
UTILITIES - 6.7%
Electric Utilities - 4.1%
Edison International	35,680	3,130,920
PG&E Corp.	257,838	5,577,036
Southern Co.	7,270	647,975
		9,355,931
Gas Utilities - 0.2%
UGI Corp.	18,000	546,660
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	44,006	573,838
Multi-Utilities - 2.1%
National Grid PLC	181,807	2,294,886
Sempra	25,905	2,426,521
		4,721,407
TOTAL UTILITIES		15,197,836
TOTAL COMMON STOCKS (Cost $159,881,513)		221,111,740

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd. (Cost $2,494,878)	62,823	2,100,251
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,494,878)		2,100,251

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (b) (Cost $5,311,483)	5,310,421	5,311,483

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $167,687,874)	228,523,474
NET OTHER ASSETS (LIABILITIES) - 0.1%	298,806
NET ASSETS - 100.0%	228,822,280

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	2,706,128	40,445,774	37,840,419	126,613	1	(1)	5,311,483	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	-	8,825,222	8,825,222	723	-	-	-	0.0%
Total	2,706,128	49,270,996	46,665,641	127,336	1	(1)	5,311,483

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,651,889	9,651,889	-	-
Consumer Discretionary	10,797,641	10,354,026	443,615	-
Consumer Staples	23,387,954	20,382,542	3,005,412	-
Energy	17,805,477	17,805,477	-	-
Financials	58,758,631	58,758,631	-	-
Health Care	36,691,655	36,691,655	-	-
Industrials	26,358,460	22,592,939	3,765,521	-
Information Technology	14,245,139	11,720,990	2,524,149	-
Materials	7,142,914	7,142,914	-	-
Real Estate	3,174,395	3,174,395	-	-
Utilities	15,197,836	12,902,950	2,294,886	-

Money Market Funds	5,311,483	5,311,483	-	-
Total Investments in Securities:	228,523,474	216,489,891	12,033,583	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $162,376,391)	$223,211,991
Fidelity Central Funds (cost $5,311,483)	5,311,483

Total Investment in Securities (cost $167,687,874)		$228,523,474
Cash		11,766
Foreign currency held at value (cost $259)		1,164
Receivable for fund shares sold		28,263
Dividends receivable		338,596
Reclaims receivable		130,809
Distributions receivable from Fidelity Central Funds		17,667
Prepaid expenses		217
Other receivables		2,211
Total assets		229,054,167
Liabilities
Payable for fund shares redeemed	$32,073
Accrued management fee	102,983
Distribution and service plan fees payable	49,826
Audit fee payable	42,915
Other payables and accrued expenses	4,090
Total liabilities		231,887
Net Assets		$228,822,280
Net Assets consist of:
Paid in capital		$157,828,991
Total accumulated earnings (loss)		70,993,289
Net Assets		$228,822,280

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($127,177,480 ÷ 4,878,356 shares)(a)		$26.07
Maximum offering price per share (100/94.25 of $26.07)		$27.66
Class M :
Net Asset Value and redemption price per share ($33,590,456 ÷ 1,289,544 shares)(a)		$26.05
Maximum offering price per share (100/96.50 of $26.05)		$26.99
Class C :
Net Asset Value and offering price per share ($12,345,160 ÷ 487,700 shares)(a)		$25.31
Class I :
Net Asset Value, offering price and redemption price per share ($41,245,520 ÷ 1,535,523 shares)		$26.86
Class Z :
Net Asset Value, offering price and redemption price per share ($14,463,664 ÷ 542,053 shares)		$26.68
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$4,803,507
Income from Fidelity Central Funds (including $723 from security lending)		127,336
Total income		4,930,843
Expenses
Management fee
Basic fee	$1,375,806
Performance adjustment	(191,670)
Transfer agent fees	88,856
Distribution and service plan fees	580,351
Accounting fees	18,513
Custodian fees and expenses	15,994
Independent trustees' fees and expenses	947
Registration fees	71,022
Audit fees	62,845
Legal	3,445
Miscellaneous	5,689
Total expenses before reductions	2,031,798
Expense reductions	(10,234)
Total expenses after reductions		2,021,564
Net Investment income (loss)		2,909,279
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	8,973,511
Fidelity Central Funds	1
Foreign currency transactions	(2,014)
Total net realized gain (loss)		8,971,498
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	27,999,085
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(1,483)
Total change in net unrealized appreciation (depreciation)		27,997,601
Net gain (loss)		36,969,099
Net increase (decrease) in net assets resulting from operations		$39,878,378
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,909,279	$2,664,817
Net realized gain (loss)	8,971,498	5,124,506
Change in net unrealized appreciation (depreciation)	27,997,601	(14,274,163)
Net increase (decrease) in net assets resulting from operations	39,878,378	(6,484,840)
Distributions to shareholders	(6,994,111)	(3,783,745)

Share transactions - net increase (decrease)	(10,884,682)	(24,978,755)
Total increase (decrease) in net assets	21,999,585	(35,247,340)

Net Assets
Beginning of period	206,822,695	242,070,035
End of period	$228,822,280	$206,822,695

Financial Highlights
Fidelity Advisor® Equity Value Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.39	$23.31	$22.52	$18.87	$18.81
Income from Investment Operations
Net investment income (loss) A,B	.33	.27	.20	.16	.24 C
Net realized and unrealized gain (loss)	4.12	(.83)	1.30	3.69	.80
Total from investment operations	4.45	(.56)	1.50	3.85	1.04
Distributions from net investment income	(.30)	(.19)	(.11)	(.20)	(.45)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(.77)	(.36)	(.71)	(.20)	(.98)
Net asset value, end of period	$26.07	$22.39	$23.31	$22.52	$18.87
Total Return D,E	20.44%	(2.38)%	6.63%	20.58%	5.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.94%	1.14%	1.19%	1.14%	1.11%
Expenses net of fee waivers, if any	.94%	1.13%	1.15%	1.14%	1.10%
Expenses net of all reductions	.94%	1.13%	1.15%	1.14%	1.09%
Net investment income (loss)	1.38%	1.24%	.90%	.73%	1.44% C
Supplemental Data
Net assets, end of period (000 omitted)	$127,177	$110,910	$117,379	$96,669	$67,291
Portfolio turnover rate H	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.37	$23.28	$22.50	$18.85	$18.79
Income from Investment Operations
Net investment income (loss) A,B	.27	.22	.14	.11	.20 C
Net realized and unrealized gain (loss)	4.13	(.83)	1.29	3.69	.79
Total from investment operations	4.40	(.61)	1.43	3.80	.99
Distributions from net investment income	(.25)	(.13)	(.05)	(.15)	(.40)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(.72)	(.30)	(.65)	(.15)	(.93)
Net asset value, end of period	$26.05	$22.37	$23.28	$22.50	$18.85
Total Return D,E	20.18%	(2.60)%	6.32%	20.31%	5.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.19%	1.38%	1.44%	1.39%	1.37%
Expenses net of fee waivers, if any	1.19%	1.38%	1.40%	1.38%	1.36%
Expenses net of all reductions	1.19%	1.37%	1.40%	1.38%	1.35%
Net investment income (loss)	1.13%	.99%	.65%	.48%	1.19% C
Supplemental Data
Net assets, end of period (000 omitted)	$33,590	$30,938	$33,509	$31,217	$25,905
Portfolio turnover rate H	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .83%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.73	$22.65	$21.89	$18.33	$18.29
Income from Investment Operations
Net investment income (loss) A,B	.14	.10	.03	(.01)	.10 C
Net realized and unrealized gain (loss)	4.01	(.80)	1.25	3.61	.76
Total from investment operations	4.15	(.70)	1.28	3.60	.86
Distributions from net investment income	(.10)	(.05)	-	(.04)	(.29)
Distributions from net realized gain	(.47)	(.17)	(.52)	-	(.53)
Total distributions	(.57)	(.22)	(.52)	(.04)	(.82)
Net asset value, end of period	$25.31	$21.73	$22.65	$21.89	$18.33
Total Return D,E	19.51%	(3.10)%	5.81%	19.67%	4.78%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.72%	1.94%	1.98%	1.93%	1.91%
Expenses net of fee waivers, if any	1.71%	1.90%	1.90%	1.93%	1.90%
Expenses net of all reductions	1.71%	1.90%	1.90%	1.93%	1.89%
Net investment income (loss)	.61%	.47%	.15%	(.06)%	.64% C
Supplemental Data
Net assets, end of period (000 omitted)	$12,345	$13,766	$17,461	$14,096	$11,555
Portfolio turnover rate H	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$23.04	$23.96	$23.14	$19.39	$19.16
Income from Investment Operations
Net investment income (loss) A,B	.40	.34	.26	.22	.30 C
Net realized and unrealized gain (loss)	4.25	(.84)	1.33	3.79	.81
Total from investment operations	4.65	(.50)	1.59	4.01	1.11
Distributions from net investment income	(.35)	(.25)	(.18)	(.26)	(.35)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(.83) D	(.42)	(.77) D	(.26)	(.88)
Net asset value, end of period	$26.86	$23.04	$23.96	$23.14	$19.39
Total Return E	20.76%	(2.09)%	6.86%	20.93%	5.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.88%	.94%	.90%	.77%
Expenses net of fee waivers, if any	.67%	.88%	.90%	.90%	.76%
Expenses net of all reductions	.67%	.88%	.90%	.90%	.75%
Net investment income (loss)	1.65%	1.49%	1.15%	.97%	1.78% C
Supplemental Data
Net assets, end of period (000 omitted)	$41,246	$35,934	$52,405	$51,171	$16,291
Portfolio turnover rate H	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Equity Value Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.90	$23.82	$23.00	$19.26	$19.18
Income from Investment Operations
Net investment income (loss) A,B	.43	.37	.30	.26	.32 C
Net realized and unrealized gain (loss)	4.21	(.84)	1.32	3.75	.82
Total from investment operations	4.64	(.47)	1.62	4.01	1.14
Distributions from net investment income	(.39)	(.28)	(.20)	(.27)	(.52)
Distributions from net realized gain	(.47)	(.17)	(.60)	-	(.53)
Total distributions	(.86)	(.45)	(.80)	(.27)	(1.06) D
Net asset value, end of period	$26.68	$22.90	$23.82	$23.00	$19.26
Total Return E	20.90%	(1.96)%	7.02%	21.07%	6.09%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56%	.75%	.79%	.74%	.70%
Expenses net of fee waivers, if any	.56%	.74%	.75%	.74%	.69%
Expenses net of all reductions	.56%	.74%	.75%	.74%	.68%
Net investment income (loss)	1.76%	1.63%	1.30%	1.12%	1.86% C
Supplemental Data
Net assets, end of period (000 omitted)	$14,464	$15,274	$21,317	$35,306	$2,606
Portfolio turnover rate H	31%	29%	40%	35%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Advisor Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$64,181,455
Gross unrealized depreciation	(3,701,718)
Net unrealized appreciation (depreciation)	$60,479,737
Tax Cost	$168,043,737

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,897,879
Undistributed long-term capital gain	$7,614,974
Net unrealized appreciation (depreciation) on securities and other investments	$60,480,437

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$2,672,629	$2,016,020
Long-term Capital Gains	4,321,482	1,767,725
Total	$6,994,111	$3,783,745

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Equity Value Fund	64,929,948	80,930,239
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.70
Class C	.72
Class I	.68
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Equity Value Fund	Russell 3000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was (.09)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	293,304	6,438
Class M	.25%	.25%	157,696	1,864
Class C	.75%	.25%	129,351	11,769
			580,351	20,071

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	29,570
Class M	1,958
Class CA	405
31,933

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	51,322.1822
Class M	13,959.1766
Class C	6,839.2000
Class I	14,992.1657
Class Z	1,744.0420
	88,856

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Equity Value Fund	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Equity Value Fund	834

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Equity Value Fund	5,116,452	12,144,976	1,156,863
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Equity Value Fund	337
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Equity Value Fund	79	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $864.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,370.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Value Fund
Distributions to shareholders
Class A	$3,749,589	$1,831,872
Class M	985,374	434,839
Class C	348,269	171,624
Class I	1,280,447	936,668
Class Z	630,432	408,742
Total	$6,994,111	$3,783,745
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Equity Value Fund
Class A
Shares sold	641,557	785,862	$15,082,071	$17,424,123
Reinvestment of distributions	160,909	79,706	3,610,796	1,767,079
Shares redeemed	(878,008)	(948,277)	(20,654,337)	(20,950,026)
Net increase (decrease)	(75,542)	(82,709)	$(1,961,470)	$(1,758,824)
Class M
Shares sold	82,988	99,039	$1,970,278	$2,185,687
Reinvestment of distributions	43,178	19,273	970,200	427,869
Shares redeemed	(219,438)	(174,626)	(5,119,052)	(3,872,905)
Net increase (decrease)	(93,272)	(56,314)	$(2,178,574)	$(1,259,349)
Class C
Shares sold	56,722	134,070	$1,290,479	$2,891,489
Reinvestment of distributions	14,166	7,175	310,792	155,486
Shares redeemed	(216,758)	(278,632)	(4,963,265)	(5,991,560)
Net increase (decrease)	(145,870)	(137,387)	$(3,361,994)	$(2,944,585)
Class I
Shares sold	514,986	497,498	$12,728,185	$11,370,113
Reinvestment of distributions	51,615	37,937	1,190,250	863,451
Shares redeemed	(590,812)	(1,162,451)	(14,335,941)	(26,274,605)
Net increase (decrease)	(24,211)	(627,016)	$(417,506)	$(14,041,041)
Class Z
Shares sold	213,389	439,775	$5,071,011	$10,048,100
Reinvestment of distributions	22,924	15,951	524,502	360,343
Shares redeemed	(361,318)	(683,473)	(8,560,651)	(15,383,399)
Net increase (decrease)	(125,005)	(227,747)	$(2,965,138)	$(4,974,956)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Value Discovery Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Value Discovery Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the second quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on May 9, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Equity Value Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Equity Value Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $8,927,567, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor® Equity Value Fund Class A, Class C, Class M, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Advisor® Equity Value Fund Class A, Class C, Class M, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.767075.123
AEV-ANN-0125
Fidelity Advisor® Dividend Growth Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Dividend Growth Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	40,900	1,814
Interactive Media & Services - 9.3%
Alphabet, Inc. Class A	510,500	86,249
Meta Platforms, Inc. Class A	137,800	79,141
		165,390
Media - 2.0%
Comcast Corp. Class A	689,950	29,799
The New York Times Co. Class A	108,400	5,882
		35,681
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	56,500	13,952
TOTAL COMMUNICATION SERVICES		216,837
CONSUMER DISCRETIONARY - 2.9%
Distributors - 0.4%
A-Mark Precious Metals, Inc.	235,400	7,133
Diversified Consumer Services - 0.4%
Service Corp. International	74,300	6,582
Hotels, Restaurants & Leisure - 0.7%
Hilton Worldwide Holdings, Inc.	13,200	3,345
Starbucks Corp.	100	10
Vail Resorts, Inc.	50,300	9,016
		12,371
Household Durables - 1.4%
D.R. Horton, Inc.	21,300	3,595
JM AB	220,389	3,545
Lennar Corp. Class A	26,900	4,691
PulteGroup, Inc.	30,700	4,153
Tempur Sealy International, Inc.	48,900	2,737
Vistry Group PLC (a)	762,500	6,365
		25,086
TOTAL CONSUMER DISCRETIONARY		51,172
CONSUMER STAPLES - 3.3%
Consumer Staples Distribution & Retail - 0.6%
Albertsons Companies, Inc.	311,100	6,175
Alimentation Couche-Tard, Inc. (multi-vtg.)	24,800	1,455
Dollar General Corp.	26,400	2,040
		9,670
Tobacco - 2.7%
Altria Group, Inc.	85,673	4,947
British American Tobacco PLC (United Kingdom)	442,160	16,793
Philip Morris International, Inc.	201,500	26,812
		48,552
TOTAL CONSUMER STAPLES		58,222
ENERGY - 9.8%
Energy Equipment & Services - 0.8%
Borr Drilling Ltd. (b)	205,300	781
Borr Drilling Ltd.	1,018,800	3,790
Noble Corp. PLC (b)	45,098	1,509
Tidewater, Inc. (a)	163,300	8,446
		14,526
Oil, Gas & Consumable Fuels - 9.0%
CONSOL Energy, Inc.	29,600	3,869
Cool Co. Ltd.	253,118	2,109
DHT Holdings, Inc.	446,900	4,210
Energy Transfer LP	1,754,900	34,852
Enterprise Products Partners LP	697,600	24,018
Exxon Mobil Corp.	315,622	37,231
Marathon Petroleum Corp.	36,800	5,746
MPLX LP	243,500	12,579
Parkland Corp.	327,820	8,542
Reliance Industries Ltd. GDR (c)	99,400	5,994
Shell PLC ADR	107,000	6,927
Sitio Royalties Corp. Class A	149,100	3,534
Teekay Tankers Ltd.	234,039	9,420
		159,031
TOTAL ENERGY		173,557
FINANCIALS - 14.8%
Banks - 2.8%
Bank of America Corp.	324,600	15,422
Citigroup, Inc.	104,900	7,434
Wells Fargo & Co.	365,090	27,809
		50,665
Capital Markets - 4.7%
Ares Capital Corp.	715,526	15,849
Blue Owl Capital, Inc. Class A (b)	714,900	16,965
Brookfield Corp. Class A	558,100	34,262
BSE Ltd.	101,500	5,627
KKR & Co., Inc. Class A	61,300	9,984
		82,687
Financial Services - 5.3%
Apollo Global Management, Inc.	191,000	33,431
Global Payments, Inc.	83,300	9,909
MasterCard, Inc. Class A	33,300	17,747
Visa, Inc. Class A	103,823	32,713
		93,800
Insurance - 2.0%
Arthur J. Gallagher & Co.	28,700	8,961
Chubb Ltd.	40,900	11,809
Fidelity National Financial, Inc.	66,200	4,196
Marsh & McLennan Companies, Inc.	20,900	4,875
The Travelers Companies, Inc.	21,800	5,800
		35,641
TOTAL FINANCIALS		262,793
HEALTH CARE - 6.3%
Health Care Providers & Services - 3.5%
Cigna Group	77,200	26,078
Elevance Health, Inc.	25,100	10,215
Humana, Inc.	23,700	7,024
UnitedHealth Group, Inc.	29,597	18,060
		61,377
Life Sciences Tools & Services - 0.3%
Bruker Corp.	73,400	4,254
Pharmaceuticals - 2.5%
Eli Lilly & Co.	11,500	9,147
Merck & Co., Inc.	126,300	12,837
Royalty Pharma PLC Class A	864,000	23,034
		45,018
TOTAL HEALTH CARE		110,649
INDUSTRIALS - 15.6%
Aerospace & Defense - 3.8%
BAE Systems PLC	299,900	4,687
GE Aerospace	59,887	10,909
General Dynamics Corp.	23,700	6,731
Howmet Aerospace, Inc.	34,100	4,037
Thales SA	34,500	5,159
The Boeing Co. (a)	228,740	35,555
		67,078
Commercial Services & Supplies - 0.6%
The Brink's Co.	100,700	9,739
Construction & Engineering - 2.6%
Comfort Systems U.S.A., Inc.	20,600	10,161
EMCOR Group, Inc.	66,400	33,872
Quanta Services, Inc.	7,100	2,446
		46,479
Electrical Equipment - 2.4%
GE Vernova LLC	93,446	31,222
Vertiv Holdings Co.	91,000	11,612
		42,834
Machinery - 3.8%
Allison Transmission Holdings, Inc.	433,543	51,375
Westinghouse Air Brake Tech Co.	84,100	16,872
		68,247
Marine Transportation - 0.5%
2020 Bulkers Ltd.	215,900	2,507
Himalaya Shipping Ltd.	76,700	478
Himalaya Shipping Ltd.	207,000	1,285
Stolt-Nielsen SA	189,100	4,796
		9,066
Professional Services - 1.7%
Genpact Ltd.	88,000	4,062
Paycom Software, Inc.	56,600	13,127
SS&C Technologies Holdings, Inc.	168,800	13,055
		30,244
Trading Companies & Distributors - 0.2%
Watsco, Inc.	6,900	3,806
TOTAL INDUSTRIALS		277,493
INFORMATION TECHNOLOGY - 24.4%
Semiconductors & Semiconductor Equipment - 15.4%
Amkor Technology, Inc.	221,300	5,851
ASML Holding NV:
(depository receipt)	4,000	2,746
(Netherlands)	4,400	3,007
BE Semiconductor Industries NV	46,500	5,553
Broadcom, Inc.	262,700	42,578
Entegris, Inc.	16,600	1,753
Marvell Technology, Inc.	304,045	28,182
Micron Technology, Inc.	196,000	19,198
NVIDIA Corp.	856,300	118,381
Qualcomm, Inc.	93,300	14,791
Renesas Electronics Corp.	101,000	1,325
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	115,200	21,273
Teradyne, Inc.	87,200	9,592
		274,230
Software - 8.1%
Intuit, Inc.	15,800	10,139
Microsoft Corp.	261,600	110,777
Oracle Corp.	98,100	18,133
Salesforce, Inc.	12,200	4,026
		143,075
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	18,096	4,295
Dell Technologies, Inc. Class C	55,600	7,094
Samsung Electronics Co. Ltd.	109,570	4,309
		15,698
TOTAL INFORMATION TECHNOLOGY		433,003
MATERIALS - 2.4%
Metals & Mining - 2.4%
Arch Resources, Inc. Class A,	51,700	8,888
First Quantum Minerals Ltd. (a)	808,200	11,060
Franco-Nevada Corp.	53,900	6,609
Freeport-McMoRan, Inc.	35,100	1,551
Newmont Corp.	71,900	3,015
Royal Gold, Inc.	20,100	2,940
Wheaton Precious Metals Corp.	145,600	9,070
		43,133
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Four Corners Property Trust, Inc.	10,900	324
NNN (REIT), Inc.	58,600	2,577
Rexford Industrial Realty, Inc.	31,700	1,334
Ventas, Inc.	79,900	5,119
WP Carey, Inc.	57,200	3,264
		12,618
Real Estate Management & Development - 0.4%
The St. Joe Co.	144,000	7,356
TOTAL REAL ESTATE		19,974
UTILITIES - 6.5%
Electric Utilities - 4.6%
Constellation Energy Corp.	25,433	6,525
Edison International	220,600	19,358
Exelon Corp.	560,100	22,158
FirstEnergy Corp.	415,800	17,692
NextEra Energy, Inc.	159,600	12,556
PG&E Corp.	81,400	1,761
Southern Co.	25,700	2,291
		82,341
Independent Power and Renewable Electricity Producers - 1.8%
The AES Corp.	239,300	3,120
Vistra Corp.	183,400	29,315
		32,435
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	26,500	864
TOTAL UTILITIES		115,640
TOTAL COMMON STOCKS (Cost $1,265,023)		1,762,473

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (d)	12,395,103	12,398
Fidelity Securities Lending Cash Central Fund 4.64% (d)(e)	4,042,180	4,043
TOTAL MONEY MARKET FUNDS (Cost $16,441)		16,441

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,281,464)	1,778,914
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,349)
NET ASSETS - 100.0%	1,775,565

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,994,000 or 0.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	20,492	369,201	377,295	920	-	-	12,398	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	18,978	348,510	363,445	120	-	-	4,043	0.0%
Total	39,470	717,711	740,740	1,040	-	-	16,441

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	216,837	216,837	-	-
Consumer Discretionary	51,172	51,172	-	-
Consumer Staples	58,222	41,429	16,793	-
Energy	173,557	173,557	-	-
Financials	262,793	257,166	5,627	-
Health Care	110,649	110,649	-	-
Industrials	277,493	272,806	4,687	-
Information Technology	433,003	424,362	8,641	-
Materials	43,133	43,133	-	-
Real Estate	19,974	19,974	-	-
Utilities	115,640	115,640	-	-

Money Market Funds	16,441	16,441	-	-
Total Investments in Securities:	1,778,914	1,743,166	35,748	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $3,930) - See accompanying schedule:
Unaffiliated issuers (cost $1,265,023)	$1,762,473
Fidelity Central Funds (cost $16,441)	16,441

Total Investment in Securities (cost $1,281,464)		$1,778,914
Foreign currency held at value (cost $30)		29
Receivable for fund shares sold		792
Dividends receivable		2,252
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		2
Other receivables		27
Total assets		1,782,053
Liabilities
Payable for fund shares redeemed	$324
Accrued management fee	1,065
Distribution and service plan fees payable	352
Deferred taxes	641
Other payables and accrued expenses	63
Collateral on securities loaned	4,043
Total liabilities		6,488
Net Assets		$1,775,565
Net Assets consist of:
Paid in capital		$1,147,564
Total accumulated earnings (loss)		628,001
Net Assets		$1,775,565

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($654,619 ÷ 27,305 shares)(a)		$23.97
Maximum offering price per share (100/94.25 of $23.97)		$25.43
Class M :
Net Asset Value and redemption price per share ($424,517 ÷ 17,784 shares)(a)		$23.87
Maximum offering price per share (100/96.50 of $23.87)		$24.74
Class C :
Net Asset Value and offering price per share ($52,173 ÷ 2,347 shares)(a)		$22.23
Class I :
Net Asset Value, offering price and redemption price per share ($457,525 ÷ 17,635 shares)		$25.94
Class Z :
Net Asset Value, offering price and redemption price per share ($186,731 ÷ 7,048 shares)		$26.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$23,495
Income from Fidelity Central Funds (including $120 from security lending)		1,040
Total income		24,535
Expenses
Management fee
Basic fee	$9,589
Performance adjustment	363
Transfer agent fees	535
Distribution and service plan fees	3,803
Accounting fees	90
Custodian fees and expenses	42
Independent trustees' fees and expenses	6
Registration fees	111
Audit fees	67
Legal	3
Miscellaneous	33
Total expenses before reductions	14,642
Expense reductions	(57)
Total expenses after reductions		14,585
Net Investment income (loss)		9,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $115)	142,154
Foreign currency transactions	(54)
Total net realized gain (loss)		142,100
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $641)	296,523
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		296,517
Net gain (loss)		438,617
Net increase (decrease) in net assets resulting from operations		$448,567
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,950	$11,589
Net realized gain (loss)	142,100	22,788
Change in net unrealized appreciation (depreciation)	296,517	40,768
Net increase (decrease) in net assets resulting from operations	448,567	75,145
Distributions to shareholders	(35,570)	(90,573)

Share transactions - net increase (decrease)	233,402	14,086
Total increase (decrease) in net assets	646,399	(1,342)

Net Assets
Beginning of period	1,129,166	1,130,508
End of period	$1,775,565	$1,129,166

Financial Highlights
Fidelity Advisor® Dividend Growth Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.02	$18.40	$20.29	$16.20	$17.06
Income from Investment Operations
Net investment income (loss) A,B	.14	.18	.21	.14	.27
Net realized and unrealized gain (loss)	6.38	.95	(.83)	4.19	(.35)
Total from investment operations	6.52	1.13	(.62)	4.33	(.08)
Distributions from net investment income	(.20)	(.20)	(.28)	(.24)	(.25)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(.57)	(1.51)	(1.27)	(.24)	(.78) C
Net asset value, end of period	$23.97	$18.02	$18.40	$20.29	$16.20
Total Return D,E	37.01%	7.00%	(3.46)%	27.06%	(.60)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	.99%	.82%	.83%	.81%
Expenses net of fee waivers, if any	.99%	.99%	.81%	.83%	.81%
Expenses net of all reductions	.99%	.99%	.81%	.83%	.80%
Net investment income (loss)	.67%	1.08%	1.16%	.73%	1.84%
Supplemental Data
Net assets, end of period (in millions)	$655	$467	$452	$477	$374
Portfolio turnover rate H	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.94	$18.29	$20.14	$16.08	$16.94
Income from Investment Operations
Net investment income (loss) A,B	.09	.14	.17	.09	.23
Net realized and unrealized gain (loss)	6.36	.94	(.83)	4.17	(.35)
Total from investment operations	6.45	1.08	(.66)	4.26	(.12)
Distributions from net investment income	(.15)	(.12)	(.20)	(.20)	(.21)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(.52)	(1.43)	(1.19)	(.20)	(.74) C
Net asset value, end of period	$23.87	$17.94	$18.29	$20.14	$16.08
Total Return D,E	36.74%	6.72%	(3.70)%	26.77%	(.85)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.24%	1.23%	1.06%	1.07%	1.05%
Expenses net of fee waivers, if any	1.23%	1.23%	1.06%	1.07%	1.05%
Expenses net of all reductions	1.23%	1.23%	1.06%	1.07%	1.04%
Net investment income (loss)	.42%	.84%	.92%	.49%	1.59%
Supplemental Data
Net assets, end of period (in millions)	$425	$334	$341	$368	$316
Portfolio turnover rate H	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.77	$17.17	$18.89	$15.10	$15.92
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.05	.06	(.01)	.14
Net realized and unrealized gain (loss)	5.93	.87	(.77)	3.92	(.34)
Total from investment operations	5.91	.92	(.71)	3.91	(.20)
Distributions from net investment income	(.08)	(.02)	(.05)	(.12)	(.08)
Distributions from net realized gain	(.37)	(1.31)	(.96)	-	(.54)
Total distributions	(.45)	(1.32) C	(1.01)	(.12)	(.62)
Net asset value, end of period	$22.23	$16.77	$17.17	$18.89	$15.10
Total Return D,E	35.99%	6.17%	(4.18)%	26.03%	(1.41)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.75%	1.78%	1.60%	1.62%	1.61%
Expenses net of fee waivers, if any	1.74%	1.77%	1.60%	1.62%	1.61%
Expenses net of all reductions	1.74%	1.77%	1.60%	1.62%	1.60%
Net investment income (loss)	(.09)%	.29%	.38%	(.06)%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$52	$39	$45	$53	$56
Portfolio turnover rate H	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.45	$19.76	$21.72	$17.32	$18.18
Income from Investment Operations
Net investment income (loss) A,B	.21	.24	.27	.20	.32
Net realized and unrealized gain (loss)	6.89	1.02	(.89)	4.48	(.36)
Total from investment operations	7.10	1.26	(.62)	4.68	(.04)
Distributions from net investment income	(.25)	(.26)	(.35)	(.28)	(.28)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(.61) C	(1.57)	(1.34)	(.28)	(.82)
Net asset value, end of period	$25.94	$19.45	$19.76	$21.72	$17.32
Total Return D	37.33%	7.25%	(3.23)%	27.37%	(.36)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.76%	.59%	.60%	.57%
Expenses net of fee waivers, if any	.74%	.75%	.58%	.60%	.57%
Expenses net of all reductions	.74%	.75%	.58%	.60%	.56%
Net investment income (loss)	.91%	1.31%	1.39%	.96%	2.08%
Supplemental Data
Net assets, end of period (in millions)	$458	$256	$239	$245	$180
Portfolio turnover rate G	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Dividend Growth Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.85	$20.15	$22.15	$17.65	$18.51
Income from Investment Operations
Net investment income (loss) A,B	.25	.27	.31	.23	.35
Net realized and unrealized gain (loss)	7.05	1.05	(.91)	4.57	(.37)
Total from investment operations	7.30	1.32	(.60)	4.80	(.02)
Distributions from net investment income	(.28)	(.31)	(.41)	(.30)	(.31)
Distributions from net realized gain	(.37)	(1.31)	(.99)	-	(.54)
Total distributions	(.65)	(1.62)	(1.40)	(.30)	(.84) C
Net asset value, end of period	$26.50	$19.85	$20.15	$22.15	$17.65
Total Return D	37.57%	7.44%	(3.10)%	27.61%	(.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.60%	.43%	.45%	.41%
Expenses net of fee waivers, if any	.61%	.60%	.43%	.44%	.41%
Expenses net of all reductions	.61%	.60%	.43%	.44%	.40%
Net investment income (loss)	1.05%	1.47%	1.55%	1.12%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$187	$33	$53	$60	$55
Portfolio turnover rate G	69%	65%	57%	54%	113%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$542,253
Gross unrealized depreciation	(46,543)
Net unrealized appreciation (depreciation)	$495,710
Tax Cost	$1,283,204

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$27,745
Undistributed long-term capital gain	$108,614
Net unrealized appreciation (depreciation) on securities and other investments	$492,283

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$13,164	$ 11,401
Long-term Capital Gains	22,406	79,172
Total	$35,570	$ 90,573

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Dividend Growth Fund	1,230,477	1,011,867
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.69
Class C	.72
Class I	.71
Class Z	.56

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.70
Class I	.69
Class Z	.56

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor Dividend Growth Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annual performance adjustment was .02%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,411	32
Class M	.25%	.25%	1,937	3
Class C	.75%	.25%	455	60
			3,803	95

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	188
Class M	9
Class CA	1
198

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	221.1774
Class M	149.1687
Class C	20.2000
Class I	138.1905
Class Z	7.0420
	535

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Dividend Growth Fund	.0290

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Dividend Growth Fund	21

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Dividend Growth Fund	62,759	55,974	10,779
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Dividend Growth Fund	2
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Dividend Growth Fund	13	17	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $55.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Dividend Growth Fund
Distributions to shareholders
Class A	$14,794	$37,337
Class M	9,605	26,509
Class C	1,025	3,463
Class I	8,470	19,107
Class Z	1,676	4,157
Total	$35,570	$90,573
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Dividend Growth Fund
Class A
Shares sold	4,023	2,879	$86,334	$49,306
Reinvestment of distributions	733	2,153	13,985	35,223
Shares redeemed	(3,353)	(3,708)	(70,697)	(63,035)
Net increase (decrease)	1,403	1,324	$29,622	$21,494
Class M
Shares sold	1,904	1,830	$40,018	$30,986
Reinvestment of distributions	504	1,607	9,469	26,169
Shares redeemed	(3,262)	(3,467)	(68,649)	(58,984)
Net increase (decrease)	(854)	(30)	$(19,162)	$(1,829)
Class C
Shares sold	558	352	$11,151	$5,560
Reinvestment of distributions	59	226	1,020	3,437
Shares redeemed	(596)	(862)	(11,684)	(13,658)
Net increase (decrease)	21	(284)	$487	$(4,661)
Class I
Shares sold	6,509	4,019	$148,172	$71,380
Reinvestment of distributions	398	1,059	8,327	18,689
Shares redeemed	(2,443)	(3,987)	(56,652)	(72,187)
Net increase (decrease)	4,464	1,091	$99,847	$17,882
Class Z
Shares sold	6,856	2,839	$157,862	$51,643
Reinvestment of distributions	66	210	1,486	3,771
Shares redeemed	(1,529)	(4,044)	(36,740)	(74,214)
Net increase (decrease)	5,393	(995)	$122,608	$(18,800)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

13. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Dividend Growth Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Dividend Growth Fund equal in value to the net assets of the Fund on the day the reorganization is effective.

A meeting of shareholders of the Fund is expected to be held during the second quarter of 2025 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on May 9, 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Dividend Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Dividend Growth Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $109,498,895, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.61% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A, Class M, Class C, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.733548.125
ADGF-ANN-0125
Fidelity Advisor® Series Growth Opportunities Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Series Growth Opportunities Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 22.0%
Entertainment - 6.1%
Netflix, Inc. (a)	17,100	15,164,451
Roblox Corp. Class A (a)	19,600	982,548
Roku, Inc. Class A (a)	455,636	31,452,553
Sea Ltd. ADR Class A (a)	90,240	10,269,312
		57,868,864
Interactive Media & Services - 13.9%
Alphabet, Inc.:
Class A	98,200	16,590,890
Class C	249,460	42,530,435
Epic Games, Inc. (a)(b)(c)	2,200	1,486,430
Meta Platforms, Inc. Class A	124,189	71,324,226
Reddit, Inc. Class A	2,000	281,380
		132,213,361
Media - 0.0%
The Trade Desk, Inc. Class A (a)	2,500	321,375
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc.	75,424	18,625,203
TOTAL COMMUNICATION SERVICES		209,028,803
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 1.9%
General Motors Co.	21,500	1,195,185
Neutron Holdings, Inc. (a)(b)(c)	77,208	4,007
Rad Power Bikes, Inc. (a)(b)(c)	13,874	2,914
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	18,888	9,822
Rivian Automotive, Inc. Class A (a)	1,000	12,230
Tesla, Inc. (a)	48,960	16,899,034
		18,123,192
Broadline Retail - 6.3%
Amazon.com, Inc. (a)	286,480	59,556,327
Lenskart Solutions Pvt Ltd. (a)(b)(c)	129,260	371,705
		59,928,032
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill, Inc. (a)	24,500	1,507,240
Domino's Pizza, Inc.	7,400	3,523,806
Hilton Worldwide Holdings, Inc.	12,400	3,142,656
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	1,133	0
Stage 2 rights (a)(c)	1,132	0
Stage 3 rights (a)(c)	1,132	0
Stage 4 rights (a)(c)	1,132	0
Stage 5:
rights (a)(c)	1,132	0
rights (a)(c)	1,132	0
Starbucks Corp.	41,900	4,293,074
		12,466,776
Specialty Retail - 2.8%
Carvana Co. Class A (a)	44,900	11,692,858
Floor & Decor Holdings, Inc. Class A (a)	39,100	4,387,411
Lowe's Companies, Inc.	30,400	8,281,872
Wayfair LLC Class A (a)	14,086	651,337
Williams-Sonoma, Inc.	10,900	1,875,018
		26,888,496
Textiles, Apparel & Luxury Goods - 0.1%
Bombas LLC (b)(c)	174,908	423,277
TOTAL CONSUMER DISCRETIONARY		117,829,773
CONSUMER STAPLES - 1.1%
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	70,400	6,779,520
Walmart, Inc.	33,100	3,061,750
		9,841,270
Food Products - 0.0%
Bowery Farming, Inc. (a)(c)	21,190	0
Bowery Farming, Inc. warrants (a)(b)(c)	7,445	0
		0
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(b)(c)	836,067	844,428
Class B (a)(b)(c)	709	716
		845,144
TOTAL CONSUMER STAPLES		10,686,414
FINANCIALS - 5.8%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(b)(c)	244,400	786,797
Capital Markets - 1.6%
Blue Owl Capital, Inc. Class A (d)	116,700	2,769,291
Coinbase Global, Inc. Class A (a)	26,800	7,938,160
LPL Financial	15,200	4,942,280
		15,649,731
Financial Services - 4.1%
Apollo Global Management, Inc.	45,900	8,033,877
Block, Inc. Class A (a)	45,299	4,011,226
Circle Internet Financial Ltd.:
Class E (c)	53,240	1,498,174
Class F (c)	5,401	151,984
Fiserv, Inc. (a)	26,600	5,877,536
MasterCard, Inc. Class A	3,100	1,652,114
Visa, Inc. Class A	56,326	17,747,196
		38,972,107
Insurance - 0.0%
Progressive Corp.	400	107,552
TOTAL FINANCIALS		55,516,187
HEALTH CARE - 5.3%
Biotechnology - 1.2%
AbbVie, Inc.	500	91,465
Alnylam Pharmaceuticals, Inc. (a)	4,663	1,180,065
Argenx SE ADR (a)	3,190	1,966,795
Ascendis Pharma A/S sponsored ADR (a)	8,116	1,104,425
Cytokinetics, Inc. (a)	32,141	1,666,832
Keros Therapeutics, Inc. (a)	8,500	490,790
Nuvalent, Inc. Class A (a)	16,100	1,556,548
Vaxcyte, Inc. (a)	35,202	3,320,957
		11,377,877
Health Care Equipment & Supplies - 1.1%
Blink Health LLC Series A1 (a)(b)(c)	2,573	91,779
Boston Scientific Corp. (a)	105,001	9,519,391
TransMedics Group, Inc. (a)	2,600	225,446
		9,836,616
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	14,391	8,781,388
Pharmaceuticals - 2.1%
Eli Lilly & Co.	21,400	17,020,490
Merck & Co., Inc.	14,000	1,422,960
Novo Nordisk A/S Series B	12,800	1,371,774
Structure Therapeutics, Inc. ADR (a)	9,100	301,665
		20,116,889
TOTAL HEALTH CARE		50,112,770
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	3,700	2,393,752
GE Aerospace	6,300	1,147,608
Howmet Aerospace, Inc.	1,800	213,084
Rolls-Royce Holdings PLC sponsored ADR (a)	13,000	92,170
Space Exploration Technologies Corp. (a)(b)(c)	5,366	627,393
Space Exploration Technologies Corp. Class C (a)(b)(c)	623	72,841
TransDigm Group, Inc.	600	751,782
		5,298,630
Building Products - 1.8%
Builders FirstSource, Inc. (a)	89,700	16,726,359
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	102,000	2,307,240
Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	156,376	11,252,817
Machinery - 0.0%
Symbotic, Inc. (a)(d)	7,900	212,510
TOTAL INDUSTRIALS		35,797,556
INFORMATION TECHNOLOGY - 46.2%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	12,600	5,113,332
Electronic Equipment, Instruments & Components - 2.1%
Flex Ltd. (a)(d)	514,090	20,034,087
IT Services - 0.9%
MongoDB, Inc. Class A (a)	15,500	4,998,595
Shopify, Inc. Class A (a)	27,900	3,225,240
		8,223,835
Semiconductors & Semiconductor Equipment - 23.0%
Advanced Micro Devices, Inc. (a)	61,600	8,449,980
Analog Devices, Inc.	400	87,220
Arm Holdings Ltd. ADR (a)	100	13,429
Astera Labs, Inc. (a)	20,400	2,106,300
Broadcom, Inc.	154,800	25,089,984
Marvell Technology, Inc.	179,547	16,642,211
Micron Technology, Inc.	38,500	3,771,075
NVIDIA Corp.	940,160	129,977,120
NXP Semiconductors NV	43,728	10,029,891
ON Semiconductor Corp. (a)	147,242	10,471,851
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	64,800	11,965,968
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	1,910	6,265
		218,611,294
Software - 14.2%
AppLovin Corp. Class A, (a)	30,200	10,169,850
Cadence Design Systems, Inc. (a)	300	92,043
Convoy, Inc. warrants (a)(b)(c)	6,152	0
CoreWeave, Inc. Class A (b)(c)	787	739,662
Datadog, Inc. Class A (a)	27,200	4,154,800
HubSpot, Inc. (a)	3,074	2,216,508
Informatica, Inc. Class A (a)	15,800	419,016
Microsoft Corp.	229,983	97,388,601
Monday.com Ltd. (a)	700	199,752
Open AI Global LLC rights (a)(b)(c)	166,062	166,062
Oracle Corp.	52,500	9,704,100
Palantir Technologies, Inc. Class A (a)	2,900	194,532
Samsara, Inc. Class A (a)	11,800	631,182
SAP SE	14,100	3,348,269
ServiceNow, Inc. (a)	5,168	5,423,506
Stripe, Inc. Class B (a)(b)(c)	2,500	68,775
Synopsys, Inc. (a)	400	223,396
Zscaler, Inc. (a)	1,000	206,590
		135,346,644
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	179,113	42,508,888
Dell Technologies, Inc. Class C	69,100	8,816,469
Western Digital Corp. (a)	1,200	87,588
		51,412,945
TOTAL INFORMATION TECHNOLOGY		438,742,137
MATERIALS - 0.2%
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	3,300	1,980,000
UTILITIES - 0.9%
Electric Utilities - 0.9%
Constellation Energy Corp.	33,300	8,543,448
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	2,100	335,664
TOTAL UTILITIES		8,879,112
TOTAL COMMON STOCKS (Cost $392,520,278)		928,572,752

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	4,644	1,114,885
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,387,600	72,016
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	1,809	380
Series C (a)(b)(c)	7,117	4,057
Series D (a)(b)(c)	12,697	12,062
Waymo LLC:
Series A2 (a)(b)(c)	2,896	184,736
Series C2 (b)(c)	4,115	319,941
		593,192
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	2,400	90,120
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C (a)(b)(c)	70,175	70,877
Series D (a)(b)(c)	938	947
		71,824
TOTAL CONSUMER STAPLES		161,944
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc.:
Series C1 (b)(c)(e)	2,264	167,944
Series D1 (b)(c)	1,400	110,390
		278,334
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C (a)(b)(c)	15,631	557,558
Series D (b)(c)	2,983	106,404
		663,962
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	5,837	220,989
TOTAL HEALTH CARE		884,951
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.8%
Anduril Industries, Inc. Series F (b)(c)	22,366	555,124
Relativity Space, Inc. Series E (a)(b)(c)	36,263	29,373
Space Exploration Technologies Corp.:
Series I (a)(b)(c)	3,290	3,846,668
Series N (a)(b)(c)	2,559	2,991,983
		7,423,148
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series G (b)(c)	8,269	346,885
Construction & Engineering - 0.2%
Beta Technologies, Inc.:
Series A (a)(b)(c)	15,188	1,738,570
Series C, 6.00% (b)(c)	1,300	148,811
		1,887,381
TOTAL INDUSTRIALS		9,657,414
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	12,100	67,760
Enevate Corp. Series E (a)(b)(c)	285,844	157,214
VAST Data Ltd.:
Series A (b)(c)	2,512	51,094
Series A1 (b)(c)	6,183	125,762
Series A2 (b)(c)	7,112	144,658
Series B (b)(c)	5,659	115,104
Series C (b)(c)	165	3,356
Series E (b)(c)	5,408	109,999
		774,947
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	17,900	141,947
Yanka Industries, Inc.:
Series E (a)(b)(c)	19,716	65,063
Series F (a)(b)(c)	13,160	70,538
		277,548
Semiconductors & Semiconductor Equipment - 0.1%
Sima Technologies, Inc.:
Series B (a)(b)(c)	40,700	255,189
Series B1 (a)(b)(c)	5,810	42,529
Xsight Labs Ltd.:
Series D (a)(b)(c)	17,400	118,494
Series D1 (b)(c)	6,366	61,050
		477,262
Software - 0.3%
Anthropic PBC Series D (b)(c)	2,890	108,202
Convoy, Inc. Series D (a)(b)(c)	93,888	1
CoreWeave, Inc. Series C (b)(c)	28	29,936
Databricks, Inc.:
Series G (a)(b)(c)	6,600	590,172
Series I (a)(b)(c)	104	9,300
Lyte AI, Inc. Series B (b)(c)	12,300	155,103
Moloco, Inc. Series A (a)(b)(c)	11,676	738,741
Mountain Digital, Inc. Series D (a)(b)(c)	28,106	465,716
Runway AI, Inc. Series D (b)(c)	2,965	321,465
Stripe, Inc. Series H (a)(b)(c)	5,729	157,605
xAI Corp. Series C (b)(c)	22,286	482,492
		3,058,733
TOTAL INFORMATION TECHNOLOGY		4,588,490
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	23,194	640,154
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,827,370)		17,919,364

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	47,700	108,775
4% 6/12/27 (b)(c)	13,100	29,873
7.5% 10/29/26 (b)(c)(g)	438,309	515,145
		653,793
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 10% 5/12/25 (b)(c)	4,439	4,460
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	40,971	0
TOTAL INFORMATION TECHNOLOGY		4,460
TOTAL CONVERTIBLE BONDS (Cost $544,519)		658,253

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	18,888	24,664
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(e)	14,864	13,043
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	44,327	45,457
Xsight Labs Ltd. 0% (b)(c)	25,630	25,630
		71,087
TOTAL INFORMATION TECHNOLOGY		84,130
TOTAL PREFERRED SECURITIES (Cost $103,709)		108,794

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (h)	2,052,235	2,052,645
Fidelity Securities Lending Cash Central Fund 4.64% (h)(i)	11,065,942	11,067,048
TOTAL MONEY MARKET FUNDS (Cost $13,119,693)		13,119,693

Equity Funds - 0.0%
	Shares	Value ($)
Domestic Equity Funds - 0.0%
iShares Russell 1000 Growth ETF (Cost $418,419)	1,100	438,218

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $421,533,988)	960,817,074
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(10,138,250)
NET ASSETS - 100.0%	950,678,824

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,389,284 or 2.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767

Anduril Industries, Inc. Series F	8/07/24	486,161

Anthropic PBC Series D	5/31/24	86,713

Beta Technologies, Inc. Series A	4/09/21	1,112,825

Beta Technologies, Inc. Series C, 6.00%	10/24/24	148,811

Blink Health LLC Series A1	12/30/20 - 6/17/24	76,057

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Blink Health LLC Series D	6/17/24 - 6/25/24	125,286

Bombas LLC	2/16/21 - 11/12/21	830,401

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	508,862

CelLink Corp. Series D	1/20/22	251,969

Convoy, Inc. Series D	10/30/19	1,271,244

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	40,971

CoreWeave, Inc. Class A	11/29/23 - 10/03/24	466,877

CoreWeave, Inc. Series C	5/17/24	21,813

Databricks, Inc. Series G	2/01/21	390,209

Databricks, Inc. Series I	9/14/23	7,644

Diamond Foundry, Inc. Series C	3/15/21	556,656

Enevate Corp. Series E	1/29/21	316,911

Enevate Corp. 6%	11/02/23	14,864

Enevate Corp. 10% 5/12/25	11/12/24	4,439

Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000

GoBrands, Inc. Series G	3/02/21	599,322

Gupshup, Inc.	6/08/21	409,287

JUUL Labs, Inc. Class A	2/23/24	848,583

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	356,216

Lyte AI, Inc. Series B	8/13/24	156,039

Moloco, Inc. Series A	6/26/23	700,560

Mountain Digital, Inc. Series D	11/05/21	645,463

Neutron Holdings, Inc.	2/04/21	772

Neutron Holdings, Inc. Series 1C	7/03/18	253,709

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100

Neutron Holdings, Inc. 7.5% 10/29/26	10/29/21 - 10/27/24	438,309

Open AI Global LLC rights	9/30/24	166,062

Rad Power Bikes, Inc.	1/21/21	66,926

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	8,726

Rad Power Bikes, Inc. Series C	1/21/21	34,331

Rad Power Bikes, Inc. Series D	9/17/21	121,686

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	18,888

Relativity Space, Inc. Series E	5/27/21	828,069

Runway AI, Inc. Series D	9/06/24	321,459

Sima Technologies, Inc. Series B	5/10/21	208,685

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	41,198

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 10/05/24	44,327

Space Exploration Technologies Corp.	2/16/21 - 8/30/24	390,989

Space Exploration Technologies Corp. Class C	7/01/24	69,776

Space Exploration Technologies Corp. Series I	4/05/18	556,010

Space Exploration Technologies Corp. Series N	8/04/20	690,930

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193

Stripe, Inc. Class B	5/18/21	100,321

Stripe, Inc. Series H	3/15/21 - 5/25/23	229,877

Tenstorrent Holdings, Inc. Series C1	4/23/21	134,645

Tenstorrent Holdings, Inc. Series D1	7/16/24	110,357

VAST Data Ltd. Series A	11/28/23	27,632

VAST Data Ltd. Series A1	11/28/23	68,013

VAST Data Ltd. Series A2	11/28/23	78,232

VAST Data Ltd. Series B	11/28/23	62,249

VAST Data Ltd. Series C	11/28/23	1,815

VAST Data Ltd. Series E	11/28/23	118,976

Waymo LLC Series A2	5/08/20	248,671

Waymo LLC Series C2	10/18/24	321,798

xAI Corp. Series C	11/22/24	482,492

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	139,130

Xsight Labs Ltd. Series D1	1/11/24	50,903

Xsight Labs Ltd. 0%	11/04/24	25,630

Yanka Industries, Inc. Series E	5/15/20	238,154

Yanka Industries, Inc. Series F	4/08/21	419,499

Zipline International, Inc. Series G	6/07/24	346,854

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	1,286,935	152,258,791	151,493,498	109,781	417	-	2,052,645	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	12,523,731	142,381,905	143,838,588	13,066	-	-	11,067,048	0.0%
Total	13,810,666	294,640,696	295,332,086	122,847	417	-	13,119,693

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	210,143,688	207,542,373	-	2,601,315
Consumer Discretionary	118,422,965	117,018,048	-	1,404,917
Consumer Staples	10,848,358	9,841,270	-	1,007,088
Financials	55,794,521	53,079,232	-	2,715,289
Health Care	50,997,721	48,649,217	1,371,774	976,730
Industrials	45,454,970	35,097,322	-	10,357,648
Information Technology	443,330,627	434,413,104	3,348,269	5,569,254
Materials	2,620,154	1,980,000	-	640,154
Utilities	8,879,112	8,879,112	-	-

Corporate Bonds	658,253	-	-	658,253

Preferred Securities	108,794	-	-	108,794

Money Market Funds	13,119,693	13,119,693	-	-

Equity Funds	438,218	438,218	-	-
Total Investments in Securities:	960,817,074	930,057,589	4,720,043	26,039,442
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Industrials
Beginning Balance	$7,118,446
Net Realized Gain (Loss) on Investment Securities	(37,815)
Net Unrealized Gain (Loss) on Investment Securities	1,960,423
Cost of Purchases	1,316,594
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$10,357,648
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$1,922,610
Other Investments in Securities
Beginning Balance	$11,693,213
Net Realized Gain (Loss) on Investment Securities	(20,740)
Net Unrealized Gain (Loss) on Investment Securities	480,817
Cost of Purchases	3,533,807
Proceeds of Sales	(5,303)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$15,681,794
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$480,392

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $10,873,230) - See accompanying schedule:
Unaffiliated issuers (cost $408,414,295)	$947,697,381
Fidelity Central Funds (cost $13,119,693)	13,119,693

Total Investment in Securities (cost $421,533,988)		$960,817,074
Foreign currency held at value (cost $429)		422
Receivable for investments sold		13,775,734
Receivable for fund shares sold		987
Dividends receivable		366,225
Interest receivable		25,363
Distributions receivable from Fidelity Central Funds		10,014
Receivable from investment adviser for expense reductions		5,524
Other receivables		11,936
Total assets		975,013,279
Liabilities
Payable for investments purchased	$513,823
Payable for fund shares redeemed	12,729,335
Other payables and accrued expenses	23,197
Collateral on securities loaned	11,068,100
Total liabilities		24,334,455
Net Assets		$950,678,824
Net Assets consist of:
Paid in capital		$337,526,272
Total accumulated earnings (loss)		613,152,552
Net Assets		$950,678,824
Net Asset Value, offering price and redemption price per share ($950,678,824 ÷ 53,308,068 shares)		$17.83
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$3,397,020
Interest		34,808
Income from Fidelity Central Funds (including $13,066 from security lending)		122,847
Total income		3,554,675
Expenses
Custodian fees and expenses	$55,542
Independent trustees' fees and expenses	3,893
Legal	217
Interest	22,908
Miscellaneous	25
Total expenses before reductions	82,585
Expense reductions	(28,977)
Total expenses after reductions		53,608
Net Investment income (loss)		3,501,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	127,344,489
Fidelity Central Funds	417
Foreign currency transactions	16,986
Total net realized gain (loss)		127,361,892
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,843)	212,661,161
Assets and liabilities in foreign currencies	(99)
Total change in net unrealized appreciation (depreciation)		212,661,062
Net gain (loss)		340,022,954
Net increase (decrease) in net assets resulting from operations		$343,524,021
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,501,067	$3,354,851
Net realized gain (loss)	127,361,892	3,148,109
Change in net unrealized appreciation (depreciation)	212,661,062	173,578,002
Net increase (decrease) in net assets resulting from operations	343,524,021	180,080,962
Distributions to shareholders	(2,668,623)	(3,392,612)

Share transactions
Proceeds from sales of shares	137,553,536	164,000,171
Reinvestment of distributions	2,668,345	3,392,612
Cost of shares redeemed	(303,113,224)	(275,043,180)

Net increase (decrease) in net assets resulting from share transactions	(162,891,343)	(107,650,397)
Total increase (decrease) in net assets	177,964,055	69,037,953

Net Assets
Beginning of period	772,714,769	703,676,816
End of period	$950,678,824	$772,714,769

Other Information
Shares
Sold	9,007,908	15,984,865
Issued in reinvestment of distributions	213,810	364,014
Redeemed	(19,762,345)	(25,592,405)
Net increase (decrease)	(10,540,627)	(9,243,526)

Financial Highlights
Fidelity Advisor® Series Growth Opportunities Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$9.63	$18.67	$20.55	$16.27
Income from Investment Operations
Net investment income (loss) A,B	.06	.05	.06	.06	.08
Net realized and unrealized gain (loss)	5.71	2.47	(4.79)	3.39	7.91
Total from investment operations	5.77	2.52	(4.73)	3.45	7.99
Distributions from net investment income	(.04)	(.05)	(.06)	(.11)	(.13)
Distributions from net realized gain	-	-	(4.25)	(5.22)	(3.59)
Total distributions	(.04)	(.05)	(4.31)	(5.33)	(3.71) C
Net asset value, end of period	$17.83	$12.10	$9.63	$18.67	$20.55
Total Return D	47.85%	26.28%	(32.42)%	21.11%	63.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	-% G	-% G	.01%
Expenses net of all reductions	.01%	.01%	-% G	-% G	.01%
Net investment income (loss)	.39%	.47%	.57%	.35%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$950,679	$772,715	$703,677	$776,073	$713,285
Portfolio turnover rate H	67%	69%	97%	84%	78%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1.Organization.
Fidelity Advisor Series Growth Opportunities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$25,272,395	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.0 - 61.8 / 11.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	20.0 - 23.9 / 23.2	Increase
			Enterprise value/Net income multiple (EV/NI)	14.0	Increase
		Market approach	Transaction price	$1.10 - $78.20 / $38.02	Increase
			Discount rate	60.0%	Decrease
			Premium rate	25.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.2% - 4.5% / 4.3%	Increase
			Term	1.0 - 5.0 / 2.9	Increase
			Volatility	50.0% - 100.0% / 67.2%	Increase
Corporate Bonds	$658,253	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.4% - 5.2% / 4.4%	Increase
			Term	0.1 - 1.1 / 1.1	Increase
			Volatility	75.0% - 100.0% / 75.2%	Increase
Preferred Securities	$108,794	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.5	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7% - 37.9% / 34.3%	Decrease
			Probability rate	0.0% - 60.0% / 32.9%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3% - 5.2% / 4.5%	Increase
			Term	0.4 - 2.1 / 1.0	Increase
			Volatility	50.0% - 100.0% / 60.8%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$545,500,475
Gross unrealized depreciation	(8,492,070)
Net unrealized appreciation (depreciation)	$537,008,405
Tax Cost	$423,808,669

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,808,406
Undistributed long-term capital gain	$72,340,422
Net unrealized appreciation (depreciation) on securities and other investments	$537,008,566

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$2,668,623	$ 3,392,612
Total	$2,668,623	$ 3,392,612

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4.Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Growth Opportunities Fund	586,808,562	751,040,181
5.Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount ($)
Fidelity Advisor Series Growth Opportunities Fund	8,114

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Growth Opportunities Fund	Borrower	16,438,222	5.57%	22,908

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Series Growth Opportunities Fund	38,086,981	48,566,987	3,828,127

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7.Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Growth Opportunities Fund	1,389	234	-

8.Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $28,977.
9.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Series Growth Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series Growth Opportunities Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $81,902,362, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $209,274 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 77% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 96.86% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.77% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967930.111
AXS3-ANN-0125
Fidelity® Real Estate High Income Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-617-563-7644 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate High Income Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Nonconvertible Bonds - 4.2%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 4.1%
American Homes 4 Rent LP 5.5% 2/1/34	4,900,000	4,986,554
American Tower Corp.:
4.05% 3/15/32	1,785,000	1,686,948
5.45% 2/15/34	1,100,000	1,123,612
5.65% 3/15/33	2,000,000	2,067,428
Americold Realty Operating Partnership LP 5.409% 9/12/34	1,625,000	1,601,927
Essex Portfolio LP 5.5% 4/1/34	2,574,000	2,628,731
Extra Space Storage LP 5.4% 2/1/34	1,545,000	1,563,195
Invitation Homes Operating Partnership LP:
4.15% 4/15/32	540,000	505,585
5.5% 8/15/33	2,455,000	2,491,717
NNN (REIT), Inc. 5.6% 10/15/33	2,485,000	2,560,788
Safehold Operating Partnership LP 6.1% 4/1/34	2,792,000	2,900,091
Sun Communities Operating LP:
4.2% 4/15/32	450,000	418,609
5.7% 1/15/33	3,390,000	3,449,278
TOTAL HOMEBUILDERS/REAL ESTATE		27,984,463
Hotels - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)	784,159	786,114
TOTAL NONCONVERTIBLE BONDS (Cost $27,739,548)		28,770,577

Asset-Backed Securities - 4.7%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,480,200	25
Blue Stream Issuer LLC Series 2024-1A Class C, 8.71% 11/20/54 (b)	1,750,000	1,770,300
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, CME Term SOFR 1 Month Index + 1.610% 6.5753% 3/20/50 (b)(c)(e)(f)	750,000	0
Class E, CME Term SOFR 1 Month Index + 2.210% 7.1753% 3/20/50 (b)(c)(e)(f)	2,670,000	0
Cldcd 2024-2A A2 Series 2024-2A Class A2, 5.923% 11/22/49 (b)	530,000	536,307
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS 3 month U.S. LIBOR + 0.470% 6.0632% 12/28/35 (b)(c)(e)(f)	3,000,000	0
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(e)(f)(g)	3,078,262	0
Cyrusone Data Centers Issuer I:
Series 2024-2A Class A2, 4.5% 5/20/49 (b)	2,196,000	2,111,357
Series 2024-3A Class A2, 4.65% 5/20/49 (b)	2,400,000	2,265,308
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,019,452	1,857,733
Series 2021-1 Class F, 3.325% 9/17/41 (b)	873,379	727,755
Series 2021-2 Class G, 4.505% 12/17/26 (b)	5,317,673	4,892,838
Series 2021-3 Class F, 4.242% 1/17/41 (b)	1,206,541	1,069,097
Retained Vantage Data Ctrs Iss:
Series 2023-2A Class A2, 5.05% 9/15/48 (b)	1,250,000	1,203,298
Series 2024-1A:
Class A2, 4.992% 9/15/49 (b)	593,000	576,033
Class B, 5.775% 9/15/49 (b)	1,345,000	1,323,531
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(c)	3,206,000	2,537,334
Switch Abs Issuer LLC:
Series 2024-1A Class B, 6.5% 3/25/54 (b)	1,250,000	1,258,563
Series 2024-2A Class C, 10.033% 6/25/54 (b)	1,975,000	2,043,724
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 9.3159% (b)(c)(e)(f)(g)	7,128,422	1
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	672,000	642,545
Vantage Data Centers Issuer Ll Series 2024-1A Class A2, 5.1% 9/15/54 (b)	2,355,000	2,310,425
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,800,000	1,848,113
Class F, 8.871% 5/15/54 (b)	3,649,000	3,820,875
TOTAL ASSET-BACKED SECURITIES (Cost $44,269,862)		32,795,162

Collateralized Mortgage Obligations - 0.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Bfld Commercial Mtg Trust 2024-Univ floater Series 2024-UNIV Class E, CME Term SOFR 1 Month Index + 3.630% 8.2488% 11/15/41 (b)(c)(f)	2,487,000	2,481,562
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6975% 2/25/42 (b)(c)(e)	19,344	8,330
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.5278% 1/25/42 (b)(c)(e)	16,598	2,925
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.9594% 6/25/43 (b)(c)(e)	68,465	19,581
Class 2B5, 3.9594% 6/25/43 (b)(c)(e)	7,211	422
TOTAL U.S. GOVERNMENT AGENCY		31,258
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,506,918)		2,512,820

Commercial Mortgage Securities - 86.1%
	Principal Amount (a)	Value ($)
Ares Trust 2024-Industries2 floater Series 2024-IND2 Class F, CME Term SOFR 1 Month Index + 4.030% 8.6483% 10/15/34 (b)(c)(f)	2,155,000	2,161,389
BAMLL Commercial Mortgage Securities Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)	2,588,000	2,513,879
BANK sequential payer:
Series 2021-BN35 Class A5, 2.285% 6/15/64	2,650,000	2,257,525
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,895,000	1,660,918
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	1,664,000	1,188,707
Class E, 2.5% 6/15/55 (b)	1,302,000	872,423
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (c)	2,326,000	2,246,306
Bank sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,458,000	2,570,053
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	2,308,000	1,615,065
Series 2017-BNK8 Class E, 2.8% 11/15/50 (b)	2,625,000	1,137,802
Series 2018-BN10:
Class B, 4.078% 2/15/61 (c)	1,035,000	976,023
Class C, 4.163% 2/15/61 (c)	2,936,000	2,723,305
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	1,831,968
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	639,212
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	717,000	605,531
Class E, 2.5% 3/15/63 (b)	903,000	623,680
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (c)	3,921,000	1,914,375
Series 2021-BN33 Class B, 2.893% 5/15/64	903,000	762,325
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	2,614,000	1,916,645
Series 2022-BNK44:
Class A/S, 5.9359% 11/15/55 (c)	1,225,000	1,247,000
Class C, 5.9359% 11/15/55 (c)	5,014,000	4,729,573
Series 2023-BNK45 Class B, 6.148% 2/15/56 (c)	1,330,000	1,341,231
Bank Series 2023-BNK46 Class B, 6.9996% 8/15/56 (c)	1,675,000	1,818,022
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class B, 3.79% 7/15/49	3,085,000	2,967,218
Class C, 4.9843% 7/15/49 (c)	2,418,000	2,315,104
Class D, 3% 7/15/49 (b)	726,000	630,668
Bank5 2023-5Yr4 Series 2023-5YR4 Class C, 7.8581% 12/15/56 (c)	1,034,000	1,091,554
Bank5 2024-5Yr11 Series 2024-5YR11 Class C, 6.3221% 11/15/57 (c)	1,250,000	1,263,189
Bank5 2024-5Yr12 Series 2024-5YR12 Class C, 6.3029% 12/15/57 (c)	1,516,000	1,545,414
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	1,846,852
Series 2022-C14 Class A5, 2.946% 2/15/55 (c)	3,302,000	2,880,980
Series 2022-C17:
Class A5, 4.441% 9/15/55	2,719,000	2,623,165
Class D, 2.5% 9/15/55 (b)	1,200,000	800,761
Series 2022-C18 Class A5, 5.71% 12/15/55	3,150,000	3,291,847
Series 2023-C19 Class A5, 5.451% 4/15/56	2,015,000	2,077,720
Series 2023-C20 Class A5, 5.576% 7/15/56	1,690,000	1,761,847
Series 2023-C21 Class A/S, 6.5066% 9/15/56 (c)	1,196,000	1,267,897
Series 2023-C22 Class C, 7.3632% 11/15/56 (c)	2,851,000	3,093,367
Series 2024-C26 Class C, 6% 5/15/57	475,000	482,100
Series 2016-ETC Class D, 3.7292% 8/14/36 (b)(c)	1,749,000	1,536,951
Series 2019-C5 Class D, 2.5% 11/15/52 (b)	726,000	582,310
Series 2020-C7:
Class A/S, 2.444% 4/15/53	225,000	189,523
Class B, 3.152% 4/15/53	853,000	720,517
Series 2022-C15, Class A5, 3.662% 4/15/55	3,015,000	2,761,038
Series 2022-C16 Class A5, 4.6% 6/15/55	4,573,000	4,477,364
Series 2022-C17 Class B, 4.889% 9/15/55	1,491,000	1,426,394
Series 2022-C18, Class B, 6.3486% 12/15/55 (c)	1,890,000	1,987,991
Series 2023 C19 Class B, 6.5445% 4/15/56 (c)	1,080,000	1,117,501
Series 2023-C21 Class C, 6.5066% 9/15/56 (c)	2,386,000	2,440,922
Bbcms Mortgage Trust 2024-C30 sequential payer Series 2024-C30 Class C, 5.98% 11/15/57	1,313,000	1,323,677
Bbcms Mtg Trust 2024-C24 sequential payer Series 2024-C24:
Class B, 5.718% 2/15/57	681,000	690,998
Class C, 6% 2/15/57	292,000	294,341
Benchmark 2024-V11 Mtg Trust Series 2024-V11 Class C, 6.295% 11/15/57	1,250,000	1,263,707
Benchmark 2024-V5 Mortgage Trust sequential payer Series 2024-V5 Class C, 7.205% 1/10/57 (c)	856,000	888,854
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(c)	1,680,000	35,622
Class 225E, 3.4041% 12/15/62 (b)(c)	1,132,000	11,350
Series 2021-B29, Class A5, 2.3879% 9/15/54	2,055,000	1,753,908
Series 2022-B33 Class A5, 3.4582% 3/15/55	2,477,000	2,230,874
Series 2023-B39 Class A5, 5.7536% 7/15/56	2,714,000	2,864,437
Series 2023-C5 Class A5, 5.7653% 6/15/56	1,463,000	1,541,566
Series 2018-B7 Class D, 3% 5/15/53 (b)(c)	833,000	620,562
Series 2019-B12 Class B, 3.5702% 8/15/52	1,186,000	1,028,996
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(c)	4,074,000	3,814,177
Class D, 2.25% 7/15/53 (b)(e)	1,500,000	821,931
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	662,000	552,376
Class D, 2% 12/17/53 (b)(e)	1,638,000	1,064,649
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,281,217
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(c)(e)	6,055,000	2,889,689
Class 300E, 3.094% 4/15/54 (b)(c)(e)	1,113,000	400,104
Series 2022 B37 Class B, 5.9422% 11/15/55 (c)	980,000	1,000,461
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	3,003,000	1,931,218
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,190,000	1,141,110
Class D, 2.5% 7/15/55 (b)	1,872,000	1,184,933
Series 2022-B37 Class C, 5.7505% 11/15/55 (c)	2,090,000	1,890,414
Series 2023 B38 Class B, 6.4527% 4/15/56 (c)	1,351,000	1,385,647
Series 2023-B39 Class C, 6.793% 7/15/56 (c)	1,859,000	1,892,276
Series 2023-V4 Class C, 7.709% 11/15/56 (c)	1,075,000	1,131,605
Bfld 2024-Wrhs floater Series 2024-WRHS Class E, CME Term SOFR 1 Month Index + 3.680% 8.2982% 8/15/26 (b)(c)(f)	1,845,530	1,848,142
BMO 2024-5C3 Mortgage Trust Series 2024-5C3 Class C, 6.8592% 2/15/57 (c)	249,000	255,061
Bmo 2024-C10 Mtg Trust Series 2024-C10 Class C, 5.979% 11/15/57 (c)	1,039,000	1,045,834
BMO Mortgage Trust:
sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	3,142,000	2,837,474
Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(c)	1,638,000	1,223,537
Class 360E, 4.0699% 2/17/55 (b)(c)	1,970,000	1,392,423
Series 2023-C4:
Class B, 5.5912% 2/15/56 (c)	1,186,000	1,185,530
Class C, 6.0583% 2/15/56 (c)	2,468,000	2,481,553
Series 2023-C6 Class A/S, 6.5504% 9/15/56 (c)	1,229,000	1,326,978
Bpr Commercial Mtg Trust 2024-Pk Series 2024-PARK:
Class C, 6.1833% 11/5/39 (b)(c)	953,000	963,365
Class D, 7.001% 11/5/39 (b)(c)	1,368,000	1,385,348
Bpr Trust 2024-Pmdw Series 2024-PMDW:
Class B, 5.85% 11/5/41 (b)(c)	1,314,000	1,318,334
Class E, 5.85% 11/5/41 (b)(c)	766,000	687,421
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class F, CME Term SOFR 1 Month Index + 3.330% 7.9425% 12/15/38 (b)(c)(f)	2,375,018	2,345,668
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.1245% 2/15/36 (b)(c)(f)	458,000	447,886
Class GJV, CME Term SOFR 1 Month Index + 3.110% 7.7245% 2/15/36 (b)(c)(f)	1,033,000	992,155
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 7.8103% 4/15/34 (b)(c)(f)	1,572,000	1,343,127
Series 2021-PAC Class G, CME Term SOFR 1 Month Index + 3.060% 7.6696% 10/15/36 (b)(c)(f)	3,192,000	3,142,958
Series 2021-SOAR:
Class G, CME Term SOFR 1 Month Index + 2.910% 7.5245% 6/15/38 (b)(c)(f)	3,857,646	3,808,653
Class J, CME Term SOFR 1 Month Index + 3.860% 8.4745% 6/15/38 (b)(c)(f)	2,630,213	2,607,607
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 7.5258% 5/15/38 (b)(c)(f)	2,398,900	2,379,409
Class G, CME Term SOFR 1 Month Index + 4.060% 8.6758% 5/15/38 (b)(c)(f)	3,495,800	3,463,899
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.1238% 9/15/36 (b)(c)(f)	3,227,000	3,220,949
Class G, CME Term SOFR 1 Month Index + 2.960% 7.5738% 9/15/36 (b)(c)(f)	7,088,000	7,025,980
Series 2022-LBA6 Class F, CME Term SOFR 1 Month Index + 3.350% 7.9593% 1/15/39 (b)(c)(f)	4,315,000	4,284,985
Series 2022-LP2 Class F, CME Term SOFR 1 Month Index + 3.250% 7.8671% 2/15/39 (b)(c)(f)	1,925,195	1,903,536
Series 2023-VLT3 Class C, CME Term SOFR 1 Month Index + 3.430% 8.0473% 11/15/28 (b)(c)(f)	1,000,000	991,629
Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 8.2972% 5/15/34 (b)(c)(f)	6,933,000	6,876,676
Series 2024-WPT Class E, CME Term SOFR 1 Month Index + 3.580% 8.1977% 3/15/34 (b)(c)(f)	1,775,000	1,774,204
Series 2024-XL5 Class E, CME Term SOFR 1 Month Index + 3.680% 8.2976% 3/15/41 (b)(c)(f)	4,892,379	4,873,578
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(c)	14,678,000	13,015,894
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(c)	9,422,000	8,331,275
Class E, 3.667% 3/11/44 (b)(c)	8,563,000	7,364,451
Bx Commercial Mortgage Trust 2 floater Series 2024-GPA2 Class E, CME Term SOFR 1 Month Index + 3.530% 8.1956% 11/15/41 (b)(c)(f)	1,875,000	1,880,273
BX Commercial Mortgage Trust 2024-Xl4 floater Series 2024-XL4 Class E, CME Term SOFR 1 Month Index + 4.180% 8.7974% 2/15/39 (b)(c)(f)	1,944,019	1,936,986
BX Commercial Mtg Trust floater Series 2024-MDHS Class E, CME Term SOFR 1 Month Index + 3.680% 8.2976% 5/15/41 (b)(c)(f)	2,771,203	2,758,993
Bx Commercial Mtg Trust 2024-Vlt5 Series 2024-VLT5:
Class A, 5.4104% 11/13/46 (b)(c)	2,180,000	2,224,232
Class B, 5.8015% 11/13/46 (b)(c)	535,000	548,543
Class C, 6.192% 11/13/46 (b)(c)	2,016,000	2,066,644
Class E, 7.8715% 11/13/46 (b)(c)	2,176,000	2,314,221
BX Trust floater:
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.0185% 11/15/38 (b)(c)(f)	2,549,053	2,512,195
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 7.7235% 1/15/34 (b)(c)(f)	583,800	575,459
Class G, CME Term SOFR 1 Month Index + 4.010% 8.6235% 1/15/34 (b)(c)(f)	291,900	286,023
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 7.9083% 1/15/39 (b)(c)(f)	3,200,000	3,149,887
Series 2024-CNYN Class E, CME Term SOFR 1 Month Index + 3.680% 8.2979% 4/15/41 (b)(c)(f)	4,264,666	4,241,548
Series 2024-VLT4:
Class E, CME Term SOFR 1 Month Index + 2.880% 7.4987% 7/15/29 (b)(c)(f)	2,820,000	2,824,406
Class F, CME Term SOFR 1 Month Index + 3.930% 8.5472% 7/15/29 (b)(c)(f)	5,450,000	5,447,382
Bx Trust 2024-Fnx floater Series 2024-FNX:
Class D, CME Term SOFR 1 Month Index + 2.940% 7.7262% 11/15/26 (b)(c)(f)	1,090,000	1,087,956
Class E, CME Term SOFR 1 Month Index + 3.930% 8.7247% 11/15/26 (b)(c)(f)	5,231,000	5,221,183
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(c)	709,000	480,663
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, CME Term SOFR 1 Month Index + 3.540% 8.157% 12/15/37 (b)(c)(f)	6,805,000	6,693,204
CD Mortgage Trust:
Series 2016-CD2 Class D, 2.8582% 11/10/49 (c)	1,680,000	743,746
Series 2017-CD3 Class D, 3.25% 2/10/50 (b)(e)	4,073,000	826,939
Series 2017-CD4:
Class C, 4.3497% 5/10/50 (c)	1,920,000	1,729,144
Class D, 3.3% 5/10/50 (b)	356,070	293,253
Citigroup Commercial Mortgage Trust:
Series 2020-420K:
Class D, 3.4222% 11/10/42 (b)(c)	636,000	555,202
Class E, 3.4222% 11/10/42 (b)(c)	3,345,000	2,815,973
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	3,129,000	2,035,583
Series 2023-PRM3:
Class C, 6.5717% 7/10/28 (b)(c)	1,204,000	1,221,604
Class D, 6.5717% 7/10/28 (b)(c)	1,383,000	1,381,347
Series 2023-SMRT Class D, 6.0475% 10/12/40 (b)(c)	2,611,000	2,579,442
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, CME Term SOFR 1 Month Index + 5.350% 9.9613% 9/15/33 (b)(c)(e)(f)	1,487,000	11,923
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,524,602
Series 2012-CR1 Class D, 4.5795% 5/15/45 (b)(c)	1,779,063	1,447,084
Series 2014-CR17 Class E, 5.0045% 5/10/47 (b)(c)(e)	589,000	328,415
Series 2014-CR20 Class C, 4.6248% 11/10/47 (c)	657,707	619,889
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)	4,405,000	3,849,499
Series 2015-DC1:
Class B, 4.035% 2/10/48 (c)	3,527,000	3,307,892
Class C, 4.409% 2/10/48 (c)	1,905,000	1,643,915
Series 2015-LC19:
Class B, 3.829% 2/10/48	192,000	185,426
Class C, 4.3634% 2/10/48 (c)	3,842,000	3,660,026
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	966,348
Cone Trust floater Series 2024-DFW1 Class E, CME Term SOFR 1 Month Index + 3.880% 8.4978% 8/15/41 (b)(c)(f)	2,026,000	2,023,468
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (b)(c)	2,205,000	1,719,144
Class F, 3.0967% 11/13/39 (b)(c)	2,772,000	1,998,979
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.430% 9.0406% 6/15/34 (b)(e)(f)	2,561,600	931,599
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.1827% 5/9/25 (b)(c)(f)	3,038,314	2,940,943
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class C, 4.4078% 6/15/50 (c)	3,060,000	2,592,729
Series 2019-C18 Class A/S, 3.3214% 12/15/52	921,000	829,051
CSMC Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(c)	5,161,000	4,139,649
DBGS Mortgage Trust:
Series 2018-C1 Class C, 4.7952% 10/15/51 (c)	777,000	684,098
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)	1,000,000	590,359
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/40 (b)(c)	2,100,000	2,129,204
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(c)	1,029,000	669,465
Dk Trust 2024-Spbx floater Series 2024-SPBX Class E, CME Term SOFR 1 Month Index + 4.000% 8.6093% 3/15/34 (b)(c)(f)	2,463,000	2,469,311
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class D, 6.9552% 1/15/41 (b)(c)	4,760,000	4,736,754
Class E, 5.9685% 1/15/41 (b)(c)	769,000	720,742
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class G, CME Term SOFR 1 Month Index + 3.230% 7.8405% 11/15/38 (b)(c)(f)	1,248,547	1,233,209
Class J, CME Term SOFR 1 Month Index + 3.720% 8.3394% 11/15/38 (b)(c)(f)	5,313,815	5,177,083
EQT Trust Series 2024-EXTR:
Class B, 1 month U.S. LIBOR + 0.000% 5.6546% 7/5/41 (b)(c)(f)	1,817,000	1,831,214
Class C, 6.0464% 7/5/41 (b)(c)	1,535,000	1,541,367
Class D, 6.6819% 7/5/41 (b)(c)	327,000	329,239
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 8.4235% 7/15/38 (b)(c)(f)	1,773,250	1,781,008
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/39 (b)(c)	594,000	620,417
GS Mortgage Securities Trust:
sequential payer Series 2023-SHIP:
Class D, 6.273% 9/10/38 (b)(c)	1,969,000	1,955,840
Class E, 7.6814% 9/10/38 (b)(c)	3,235,000	3,255,467
Series 2010-C1 Class B, 5.148% 8/10/43 (b)	40,742	40,633
Series 2011-GC5:
Class D, 5.2968% 8/10/44 (b)(c)	1,929,752	1,057,929
Class E, 5.2968% 8/10/44 (b)(c)(e)	2,432,000	527,695
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	12,924
Series 2012-GCJ9 Class D, 4.7543% 11/10/45 (b)(c)	3,489,883	3,175,989
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,832,249
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,667,000	1,302,978
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	2,037,494
Series 2019-GC42:
Class C, 3.8253% 9/10/52 (c)	1,931,000	1,606,193
Class D, 2.8% 9/10/52 (b)	2,307,000	1,670,621
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	1,763,686
Series 2020-GC45 Class SWD, 3.3258% 12/13/39 (b)(c)	1,764,000	1,394,710
Series 2020-GC47 Class D, 3.5679% 5/12/53 (b)(c)	756,000	548,379
Gs Mtg Securities Corp. Trust 2024-Rvr sequential payer Series 2024-RVR Class B, 5.7226% 8/10/41 (b)(c)	939,000	932,075
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(c)	5,078,000	4,865,222
Class F, 4.3333% 11/5/38 (b)(c)	6,517,000	6,182,544
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,240,068	1,155,706
Class F, 4.101% 9/17/39 (b)	201,216	185,240
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	1,955,948
J P Morgan Chase Commercial Mtg Securities Series 2024-OMNI Class E, 5.9904% 10/5/39 (b)(c)	3,234,000	3,108,208
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26 Class D, 3.9236% 1/15/48 (b)(c)	2,250,000	1,778,623
Series 2015-C32 Class C, 4.8034% 11/15/48 (c)	1,500,000	615,234
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5114% 12/15/49 (b)(c)	2,418,000	1,637,561
JPMDB Commercial Mortgage Securities Trust:
Series 2018-C8 Class D, 3.4153% 6/15/51 (b)(c)	1,171,000	859,610
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)(e)	1,354,000	533,443
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)(e)	1,535,000	741,822
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2019-OSB:
Class A, 3.3973% 6/5/39 (b)	1,696,000	1,557,977
Class D, 3.9089% 6/5/39 (b)(c)	984,000	863,936
Series 2011-C3:
Class E, 5.7091% 2/15/46 (b)(c)	3,008,000	1,354,760
Class G, 4.409% 2/15/46 (b)(c)	1,082,000	104,368
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	181,272
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (b)(c)	2,774,963	2,538,022
Class F, 4% 6/15/45 (b)	3,743,000	3,095,219
Class G 4% 6/15/45 (b)(e)	4,129,000	2,297,751
Series 2013-LC11:
Class D, 4.5186% 4/15/46 (c)(e)	3,677,000	1,287,914
Class E, 3.25% 4/15/46 (b)(c)(e)	104,000	15,454
Class F, 3.25% 4/15/46 (b)(c)	5,894,000	205,111
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)(e)	3,213,000	8,081
Class E, 3.9314% 6/10/27 (b)(c)(e)	4,232,000	10,423
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)(e)	2,150,000	392,268
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(c)	3,019,000	2,577,920
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)(e)	2,771,000	1,011,443
Class FFX, 4.6254% 1/16/37 (b)(e)	2,388,000	507,474
Class GFX, 4.6882% 1/16/37 (b)(c)	942,000	123,882
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 8.6745% 8/15/38 (b)(c)(f)	4,435,575	4,372,037
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 8.2974% 6/15/26 (b)(c)(f)	1,000,000	1,000,937
Class F, CME Term SOFR 1 Month Index + 4.430% 9.0463% 6/15/26 (b)(c)(f)	1,450,000	1,450,087
Lba Trust 2024-7Industries floater Series 2024-7IND Class D, CME Term SOFR 1 Month Index + 2.640% 7.2503% 10/15/41 (b)(c)(f)	3,000,000	3,000,000
Lv Trust 2024-Show Series 2024-SHOW Class C, 6.2763% 10/10/41 (b)(c)	1,629,000	1,610,710
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(c)	1,976,000	1,045,458
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 7.3244% 4/15/38 (b)(c)(f)	1,040,000	1,039,350
Class G, CME Term SOFR 1 Month Index + 3.310% 7.9244% 4/15/38 (b)(c)(f)	8,960,000	8,880,266
MHC Trust floater Series 2021-MHC2 Class F, CME Term SOFR 1 Month Index + 2.510% 7.1235% 5/15/38 (b)(c)(f)	754,400	745,913
MHP Commercial Mortgage Trust floater:
Series 2021-STOR:
Class F, CME Term SOFR 1 Month Index + 2.310% 6.9245% 7/15/38 (b)(c)(f)	585,000	582,075
Class G, CME Term SOFR 1 Month Index + 2.860% 7.4745% 7/15/38 (b)(c)(f)	4,235,000	4,219,119
Class J, CME Term SOFR 1 Month Index + 4.060% 8.6745% 7/15/38 (b)(c)(f)	1,847,000	1,834,364
Series 2022-MHIL:
Class E, CME Term SOFR 1 Month Index + 2.610% 7.2199% 1/15/27 (b)(c)(f)	911,614	904,207
Class F, CME Term SOFR 1 Month Index + 3.250% 7.8685% 1/15/27 (b)(c)(f)	2,979,154	2,954,949
Class G, CME Term SOFR 1 Month Index + 3.950% 8.5668% 1/15/27 (b)(c)(f)	2,144,116	2,119,569
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	1,012,000	1,028,964
MOFT Trust Series 2020-ABC Class E, 3.5926% 2/10/42 (b)(c)	841,000	328,256
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5041% 11/15/45 (b)(c)(e)	3,633,000	2,906,293
Series 2012-C6, Class F, 4.5041% 11/15/45 (b)(c)	1,575,000	212,579
Series 2013-C9:
Class D, 3.9345% 5/15/46 (b)(c)	4,000,000	3,469,734
Class E, 3.9345% 5/15/46 (b)(c)	1,594,370	1,355,095
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,476,045
Morgan Stanley Capital I Trust:
sequential payer:
Series 2021-L5 Class A4, 2.728% 5/15/54	3,744,000	3,279,920
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	2,329,803	2,418,659
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(c)	2,578,316	2,547,361
Class F, 5.385% 6/15/44 (b)(c)	3,015,000	1,810,489
Series 2011-C3:
Class E, 5.1071% 7/15/49 (b)(c)	781,626	762,391
Class F, 5.1071% 7/15/49 (b)(c)	984,000	909,355
Class G, 5.1071% 7/15/49 (b)(c)	3,536,800	3,084,017
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(c)	635,221	592,322
Series 2015-MS1:
Class B, 4.1525% 5/15/48 (c)	428,000	404,772
Class C, 4.1525% 5/15/48 (c)	1,270,000	1,119,754
Class D, 4.1525% 5/15/48 (b)(c)	2,150,000	1,604,108
Series 2017 H1 Class B, 4.075% 6/15/50	1,000,000	937,423
Series 2017-H1:
Class C, 4.281% 6/15/50	808,000	715,813
Class D, 2.546% 6/15/50 (b)	5,262,000	4,079,299
Series 2017-HR2 Class D, 2.73% 12/15/50	3,845,000	3,294,288
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)	3,059,000	1,978,153
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(c)	1,043,000	775,166
Morgan Stanley Capital I Trust 2024-N Series 2024-NSTB:
Class B, 3.9% 9/24/57 (b)(c)	1,786,000	1,661,587
Class C, 4.0785% 9/24/57 (b)(c)	1,928,000	1,806,805
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,014,000	853,612
MSWF Commercial Mortgage Trust sequential payer:
Series 2023-1:
Class A5, 5.752% 5/15/56	1,899,000	2,003,049
Class C, 6.9056% 5/15/56 (c)	1,266,000	1,330,643
Series 2023-2:
Class B, 7.1101% 12/15/56 (c)	1,070,000	1,170,934
Class C, 7.2521% 12/15/56 (c)	834,000	891,302
Class D, 4% 12/15/56 (b)	351,000	277,094
Natixis Commercial Mortgage Securities Trust:
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(c)	2,293,000	2,010,375
Class F, 4.2724% 5/15/39 (b)(c)	3,014,000	2,510,401
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(c)	1,754,950	1,160,188
Class AMZ3, 3.6167% 1/15/37 (b)(c)	822,675	460,702
Nxpt Commercial Mtg Trust Series 2024-STOR Class E, 6.9267% 11/5/41 (b)(c)	4,303,000	4,199,794
OPEN Trust sequential payer Series 2023-AIR Class D, CME Term SOFR 1 Month Index + 6.680% 11.293% 10/15/28 (b)(c)(f)	2,098,277	2,108,699
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.1225% 10/15/36 (b)(c)(f)	865,800	859,307
Class J, CME Term SOFR 1 Month Index + 3.460% 8.0705% 10/15/36 (b)(c)(f)	1,438,450	1,422,146
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.0745% 7/15/38 (b)(c)(e)(f)	2,225,000	1,470,000
Class NR, CME Term SOFR 1 Month Index + 6.110% 10.7245% 7/15/38 (b)(c)(e)(f)	631,000	296,519
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/26/70 (b)	2,430,000	1,952,019
Prima Capital Ltd. floater Series 2021-9A Class C, CME Term SOFR 1 Month Index + 2.460% 7.0749% 12/15/37 (b)(c)(f)	450,788	451,000
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,159,745	1,182,111
Rocc 2024-Cntr Series 2024-CNTR Class E, 8.8191% 11/13/41 (b)	3,105,000	3,244,676
Self Commercial Mortgage Trust floater Series 2024-STRG:
Class E, CME Term SOFR 1 Month Index + 4.180% 8.8885% 11/15/34 (b)(c)(f)	2,627,000	2,620,306
Class F, CME Term SOFR 1 Month Index + 5.180% 9.887% 11/15/34 (b)(c)(f)	2,189,000	2,183,415
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.8518% 3/15/37 (b)(c)	3,855,000	3,341,706
Shr Trust 2024-Lxry floater Series 2024-LXRY:
Class D, CME Term SOFR 1 Month Index + 3.600% 8.2093% 10/15/41 (b)(c)(f)	2,153,000	2,171,839
Class E, CME Term SOFR 1 Month Index + 4.450% 9.0593% 10/15/41 (b)(c)(f)	1,216,000	1,225,127
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(c)	2,499,000	946,214
SREIT Trust floater:
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 7.9893% 10/15/38 (b)(c)(f)	3,339,000	3,276,724
Series 2021-MFP Class G, CME Term SOFR 1 Month Index + 3.080% 7.6976% 11/15/38 (b)(c)(f)	2,870,589	2,824,611
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 7.691% 11/15/36 (b)(c)(f)	3,024,000	2,946,022
Class J, CME Term SOFR 1 Month Index + 4.020% 8.639% 11/15/36 (b)(c)(f)	1,803,000	1,766,568
STWD Trust floater sequential payer Series 2021-LIH:
Class F, CME Term SOFR 1 Month Index + 3.660% 8.275% 11/15/36 (b)(c)(f)	4,149,000	4,056,294
Class G, CME Term SOFR 1 Month Index + 4.310% 8.924% 11/15/36 (b)(c)(f)	1,134,000	1,105,667
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class E, 5% 5/10/45 (b)(c)	1,432,663	1,343,122
Class F, 5% 5/10/45 (b)(c)	2,484,000	784,116
Series 2018-C8 Class C, 4.8393% 2/15/51 (c)	756,000	666,645
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	2,090,000	2,006,400
Series 2012-WRM Class C, 4.3793% 6/10/30 (b)(c)	890,000	863,300
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 9.7245% 7/15/39 (b)(c)(e)(f)	693,000	319,166
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 8.6245% 7/15/39 (b)(c)(e)(f)	3,009,000	1,568,344
Wells Fargo Commercial Mortgag:
Series 2024-1CHI Class E, 7.5743% 7/15/35 (b)(c)	1,100,000	1,102,065
Series 2024-5C2 Class C, 6.3337% 11/15/57 (c)	757,000	767,919
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.2245% 2/15/40 (b)(c)(f)	1,000,000	987,713
Class E, CME Term SOFR 1 Month Index + 3.760% 8.3745% 2/15/40 (b)(c)(f)	450,400	446,603
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,589,360
Series 2021-C60 Class A4, 2.342% 8/15/54	2,703,000	2,307,948
Series 2015-NXS4 Class D, 3.8263% 12/15/48 (c)	1,834,000	1,636,586
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	739,749
Series 2016-NXS6:
Class C, 4.5389% 11/15/49 (c)	1,262,000	1,171,606
Class D, 3.059% 11/15/49 (b)	1,250,000	1,065,927
Series 2018-C44 Class D, 3% 5/15/51 (b)	3,949,000	2,972,781
Series 2019-AA Class D, 3.514% 10/15/52	1,459,000	1,303,789
Series 2019-C49:
Class B, 4.546% 3/15/52	450,000	430,725
Class C, 4.866% 3/15/52 (c)	3,863,000	3,577,030
Series 2021-C60 Class D, 2.5% 8/15/54 (b)	761,000	539,696
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(e)	1,252,600	416,252
Series 2011-C3 Class D, 6.0497% 3/15/44 (b)(c)	1,284,756	411,327
Series 2011-C4:
Class D, 5.1487% 6/15/44 (b)(c)	1,186,094	1,091,194
Class E, 5.1487% 6/15/44 (b)(c)	1,274,000	1,097,475
Series 2013-C11 Class E, 4.1984% 3/15/45 (b)(c)	4,999,000	3,349,170
Series 2013-C13 Class D, 4.0863% 5/15/45 (b)(c)	1,236,513	1,092,998
Series 2013-C16 Class D, 4.7678% 9/15/46 (b)(c)	380,278	351,567
WFCM:
Series 2022-C62 Class D, 2.5% 4/15/55 (b)	2,352,000	1,528,617
Series 2022-C62, Class A4, 4% 4/15/55	2,074,000	1,944,003
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (b)(c)	1,695,000	115,664
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)	1,638,000	1,427,165
Class PR2, 3.6332% 6/5/35 (b)(c)	4,354,000	3,723,846
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $653,815,821)		592,519,370

Bank Loan Obligations - 0.8%
	Principal Amount (a)	Value ($)
Diversified Financial Services - 0.8%
Agellan Portfolio 9% 8/7/25 (e)(h)	908,000	908,000
MHP Commercial Mortgage Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.6093% 1/9/26 (c)(e)(f)(h)	4,558,038	4,398,506

TOTAL BANK LOAN OBLIGATIONS (Cost $5,466,038)		5,306,506

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS 0% 6/28/38 (b)(c)(e) (Cost $2,796,600)	3,100,000	31

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (i) (Cost $26,339,434)	26,334,168	26,339,434

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $762,934,221)	688,243,900
NET OTHER ASSETS (LIABILITIES) - 0.0%	32,115
NET ASSETS - 100.0%	688,276,015

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $479,331,637 or 69.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	16,918,483	263,781,443	254,360,752	1,410,637	260	-	26,339,434	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	59,900	519	60,419	351	-	-	-	0.0%
Total	16,978,383	263,781,962	254,421,171	1,410,988	260	-	26,339,434

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	28,770,577	-	28,770,577	-

Asset-Backed Securities	32,795,162	-	32,795,136	26

Collateralized Mortgage Obligations	2,512,820	-	2,481,562	31,258

Commercial Mortgage Securities	592,519,370	-	570,739,583	21,779,787

Bank Loan Obligations	5,306,506	-	-	5,306,506

Preferred Securities	31	-	-	31

Money Market Funds	26,339,434	26,339,434	-	-
Total Investments in Securities:	688,243,900	26,339,434	634,786,858	27,117,608
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$7,894,771
Net Realized Gain (Loss) on Investment Securities	(11,129,789)
Net Unrealized Gain (Loss) on Investment Securities	9,573,971
Cost of Purchases	-
Proceeds of Sales	(1,032,615)
Amortization/Accretion	168
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$5,306,506
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$113,951
Commercial Mortgage Securities
Beginning Balance	$33,436,562
Net Realized Gain (Loss) on Investment Securities	(415,522)
Net Unrealized Gain (Loss) on Investment Securities	(643,392)
Cost of Purchases	-
Proceeds of Sales	(169,282)
Amortization/Accretion	(252,823)
Transfers into Level 3	13,254,176
Transfers out of Level 3	(23,429,932)
Ending Balance	$21,779,787
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$(1,213,793)
Other Investments in Securities
Beginning Balance	$39,273
Net Realized Gain (Loss) on Investment Securities	8,302
Net Unrealized Gain (Loss) on Investment Securities	(8,032)
Cost of Purchases	-
Proceeds of Sales	(14,161)
Amortization/Accretion	5,933
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$31,315
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2024	$(8,032)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $736,594,787)	$661,904,466
Fidelity Central Funds (cost $26,339,434)	26,339,434

Total Investment in Securities (cost $762,934,221)		$688,243,900
Receivable for investments sold		336
Interest receivable		3,123,950
Distributions receivable from Fidelity Central Funds		137,414
Prepaid expenses		589
Total assets		691,506,189
Liabilities
Payable for investments purchased	$1,530,676
Distributions payable	1,122,280
Accrued management fee	409,077
Audit fee payable	166,309
Other payables and accrued expenses	1,832
Total liabilities		3,230,174
Net Assets		$688,276,015
Net Assets consist of:
Paid in capital		$857,577,087
Total accumulated earnings (loss)		(169,301,072)
Net Assets		$688,276,015
Net Asset Value, offering price and redemption price per share ($688,276,015 ÷ 95,329,059 shares)		$7.22
Statement of Operations
Year ended November 30, 2024
Investment Income
Interest		$36,157,175
Income from Fidelity Central Funds (including $351 from security lending)		1,410,988
Total income		37,568,163
Expenses
Management fee	$4,100,438
Transfer agent fees	19,052
Accounting fees	50,302
Custodian fees and expenses	4,422
Independent trustees' fees and expenses	2,499
Audit fees	187,780
Legal	561
Miscellaneous	5,152
Total expenses before reductions	4,370,206
Expense reductions	(17,849)
Total expenses after reductions		4,352,357
Net Investment income (loss)		33,215,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(10,306,303)
Fidelity Central Funds	260
Total net realized gain (loss)		(10,306,043)
Change in net unrealized appreciation (depreciation) on investment securities		57,770,217
Net gain (loss)		47,464,174
Net increase (decrease) in net assets resulting from operations		$80,679,980
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,215,806	$38,526,384
Net realized gain (loss)	(10,306,043)	(52,783,174)
Change in net unrealized appreciation (depreciation)	57,770,217	(2,181,571)
Net increase (decrease) in net assets resulting from operations	80,679,980	(16,438,361)
Distributions to shareholders	(32,795,736)	(35,594,064)
Distributions to shareholders from tax return of capital	-	(596,734)

Total Distributions	(32,795,736)	(36,190,798)
Share transactions
Proceeds from sales of shares	144,461,000	139,500
Reinvestment of distributions	18,852,447	30,125,106
Cost of shares redeemed	(40,000,000)	(182,770,119)

Net increase (decrease) in net assets resulting from share transactions	123,313,447	(152,505,513)
Total increase (decrease) in net assets	171,197,691	(205,134,672)

Net Assets
Beginning of period	517,078,324	722,212,996
End of period	$688,276,015	$517,078,324

Other Information
Shares
Sold	20,256,392	21,270
Issued in reinvestment of distributions	2,664,936	4,386,440
Redeemed	(5,930,104)	(26,753,543)
Net increase (decrease)	16,991,224	(22,345,833)

Financial Highlights
Fidelity® Real Estate High Income Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$6.60	$7.17	$8.24	$7.80	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.407	.423	.345	.305	.341
Net realized and unrealized gain (loss)	.617	(.594)	(1.059)	.469	(.972)
Total from investment operations	1.024	(.171)	(.714)	.774	(.631)
Distributions from net investment income	(.404)	(.392)	(.324)	(.334)	(.339)
Distributions from tax return of capital	-	(.007)	(.032)	-	-
Total distributions	(.404)	(.399)	(.356)	(.334)	(.339)
Net asset value, end of period	$7.22	$6.60	$7.17	$8.24	$7.80
Total Return C	15.83%	(2.44)%	(8.84)%	10.07%	(7.06)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.76%	.78%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.76%	.78%	.78%	.78%	.79%
Expenses net of all reductions	.76%	.78%	.78%	.78%	.79%
Net investment income (loss)	5.79%	6.13%	4.48%	3.74%	4.41%
Supplemental Data
Net assets, end of period (000 omitted)	$688,276	$517,078	$722,213	$945,943	$757,024
Portfolio turnover rate F	23%	32%	16%	22%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The Fund attempts to obtain prices from one or more third party pricing services or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing service or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA

Asset-Backed Securities	$ 26	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.00	Increase
Bank Loan Obligations	$ 5,306,506	Discounted cash flow	Yield	9.5% - 11.5% / 11.2%	Decrease
Commercial Mortgage Securities	$ 21,779,787	Indicative market price	Evaluated bid	$0.25 - $80.00 / $49.91	Increase
Collateralized Mortgage Obligations	$ 31,258	Indicative market price	Evaluated bid	$5.85 - $43.06 / $31.12	Increase
Preferred Securities	$ 31	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,592,423
Gross unrealized depreciation	(90,003,853)
Net unrealized appreciation (depreciation)	$(75,411,430)
Tax Cost	$763,655,330

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(92,472,793)
Net unrealized appreciation (depreciation) on securities and other investments	$(75,411,430)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(10,027,052)
Long-term	(82,445,741)
Total capital loss carryforward	$(92,472,793)

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$32,795,736	$ 35,594,064
Tax Return of Capital	-	596,734
Total	$32,795,736	$ 36,190,798

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate High Income Fund	236,750,463	126,296,761
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Real Estate High Income Fund	.72

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .70%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Prior to March 1, 2024, FIIOC received an asset-based fee of .02% of the Fund's average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Real Estate High Income Fund	.0396

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Real Estate High Income Fund	877
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate High Income Fund	35	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5,795.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $12,054.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Real Estate High Income Fund	3	66%
10. Credit and Liquidity Risk.
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Real Estate High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Real Estate High Income Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, agent banks and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.47% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 37,103,069 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $32,179,079 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.734092.125
REHI-ANN-0125
Fidelity Advisor® Growth & Income Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Growth & Income Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 94.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	100,200	3,598
Verizon Communications, Inc.	54,309	2,408
		6,006
Entertainment - 1.0%
The Walt Disney Co.	59,500	6,989
Universal Music Group NV	208,700	5,025
Warner Music Group Corp. Class A (b)	54,300	1,766
		13,780
Interactive Media & Services - 0.8%
Alphabet, Inc.:
Class A	16,100	2,720
Class C	13,300	2,268
Meta Platforms, Inc. Class A	8,600	4,939
		9,927
Media - 1.5%
Comcast Corp. Class A	445,258	19,231
TOTAL COMMUNICATION SERVICES		48,944
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.	280	1,457
Churchill Downs, Inc.	8,400	1,194
Domino's Pizza, Inc.	3,400	1,619
Marriott International, Inc. Class A	12,600	3,643
Starbucks Corp.	35,600	3,648
		11,561
Household Durables - 0.1%
Whirlpool Corp. (b)	11,700	1,304
Specialty Retail - 0.8%
Lowe's Companies, Inc.	38,957	10,613
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	20,500	1,615
Puma AG	32,044	1,506
		3,121
TOTAL CONSUMER DISCRETIONARY		26,599
CONSUMER STAPLES - 5.7%
Beverages - 2.2%
Davide Campari Milano NV	156,900	942
Diageo PLC sponsored ADR	31,300	3,736
Keurig Dr. Pepper, Inc.	277,400	9,057
PepsiCo, Inc.	1,500	245
Pernod Ricard SA	24,500	2,742
Remy Cointreau SA	4,544	280
The Coca-Cola Co.	175,184	11,226
		28,228
Consumer Staples Distribution & Retail - 1.2%
Sysco Corp.	70,600	5,444
Target Corp.	26,300	3,480
Walmart, Inc. (c)	74,700	6,910
		15,834
Food Products - 0.1%
Lamb Weston Holdings, Inc.	13,800	1,066
Household Products - 0.2%
Colgate-Palmolive Co.	6,800	657
Procter & Gamble Co.	7,900	1,416
		2,073
Personal Care Products - 1.7%
Estee Lauder Companies, Inc. Class A	34,900	2,517
Haleon PLC ADR	873,809	8,441
Kenvue, Inc.	465,807	11,217
		22,175
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	55,800	2,117
Philip Morris International, Inc.	18,600	2,475
		4,592
TOTAL CONSUMER STAPLES		73,968
ENERGY - 9.2%
Oil, Gas & Consumable Fuels - 9.2%
Enterprise Products Partners LP	19,200	661
Exxon Mobil Corp.	666,986	78,678
Galp Energia SGPS SA	106,800	1,756
Imperial Oil Ltd. (b)	225,000	16,595
Shell PLC ADR	327,000	21,170
South Bow Corp.	37,000	965
		119,825
FINANCIALS - 20.3%
Banks - 13.9%
Bank of America Corp. (c)	789,442	37,506
Citigroup, Inc.	17,700	1,254
HDFC Bank Ltd. sponsored ADR	15,600	1,041
JPMorgan Chase & Co. (c)	56,643	14,145
M&T Bank Corp.	41,100	9,042
PNC Financial Services Group, Inc.	79,916	17,160
U.S. Bancorp	274,930	14,651
Wells Fargo & Co.	1,132,271	86,245
		181,044
Capital Markets - 2.7%
3i Group PLC	57,700	2,723
Brookfield Corp. Class A	72,301	4,439
Charles Schwab Corp.	6,600	546
Intercontinental Exchange, Inc.	1,100	177
KKR & Co., Inc. Class A	60,713	9,888
Moody's Corp.	2,700	1,350
Morgan Stanley	4,930	649
MSCI, Inc.	700	427
Northern Trust Corp.	108,837	12,098
Raymond James Financial, Inc.	16,350	2,768
		35,065
Financial Services - 2.5%
Apollo Global Management, Inc.	3,200	560
Global Payments, Inc.	22,900	2,724
MasterCard, Inc. Class A	7,500	3,997
Visa, Inc. Class A	81,240	25,597
		32,878
Insurance - 1.2%
American Financial Group, Inc.	3,600	529
Arthur J. Gallagher & Co.	14,400	4,496
Brookfield Wealth Solutions Lt (b)	172	11
Chubb Ltd.	12,100	3,494
Marsh & McLennan Companies, Inc.	17,766	4,144
The Travelers Companies, Inc.	8,000	2,128
		14,802
TOTAL FINANCIALS		263,789
HEALTH CARE - 11.4%
Biotechnology - 0.1%
Gilead Sciences, Inc.	9,000	833
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	19,700	2,340
Becton, Dickinson & Co.	14,593	3,238
Boston Scientific Corp. (d)	171,720	15,568
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (b)	108,617	2,959
Sonova Holding AG	343	117
		24,222
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	43,200	5,281
Cigna Group	44,800	15,133
CVS Health Corp.	27,651	1,655
Humana, Inc.	15,800	4,683
McKesson Corp.	16,433	10,328
UnitedHealth Group, Inc.	44,100	26,910
		63,990
Life Sciences Tools & Services - 0.6%
Danaher Corp.	30,400	7,287
Thermo Fisher Scientific, Inc.	1,100	583
		7,870
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	184,800	10,944
Eli Lilly & Co.	11,500	9,147
Galderma Group AG (d)	11,940	1,223
GSK PLC sponsored ADR	247,147	8,435
Johnson & Johnson	50,175	7,778
Royalty Pharma PLC Class A	49,800	1,328
UCB SA	59,000	11,556
Zoetis, Inc. Class A	1,500	263
		50,674
TOTAL HEALTH CARE		147,589
INDUSTRIALS - 15.5%
Aerospace & Defense - 7.3%
Airbus Group NV	30,100	4,705
GE Aerospace (c)	333,936	60,830
General Dynamics Corp.	16,200	4,601
Howmet Aerospace, Inc.	11,050	1,308
Huntington Ingalls Industries, Inc.	16,700	3,305
Textron, Inc.	12,900	1,105
The Boeing Co. (d)	121,110	18,825
		94,679
Air Freight & Logistics - 1.2%
Expeditors International of Washington, Inc.	700	85
FedEx Corp.	4,800	1,453
United Parcel Service, Inc. Class B	106,679	14,478
		16,016
Building Products - 0.0%
A.O. Smith Corp.	1,400	104
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	177,400	8,354
Veralto Corp.	9,733	1,053
		9,407
Electrical Equipment - 2.4%
AMETEK, Inc.	3,400	661
GE Vernova LLC	80,284	26,824
Regal Rexnord Corp.	17,500	3,022
Rockwell Automation, Inc.	2,100	620
		31,127
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc.	75,300	4,470
Machinery - 1.9%
Allison Transmission Holdings, Inc.	46,300	5,487
Caterpillar, Inc.	1,600	650
Cummins, Inc.	6,700	2,513
Deere & Co.	5,800	2,702
Donaldson Co., Inc.	72,100	5,627
Fortive Corp.	27,300	2,166
Nordson Corp.	15,000	3,915
Otis Worldwide Corp.	9,565	985
Stanley Black & Decker, Inc.	9,910	886
		24,931
Professional Services - 0.5%
Equifax, Inc.	8,700	2,276
RELX PLC (London Stock Exchange)	94,538	4,457
		6,733
Trading Companies & Distributors - 1.1%
Watsco, Inc.	21,464	11,840
WESCO International, Inc.	10,800	2,285
		14,125
Transportation Infrastructure - 0.0%
Aena SME SA (a)	600	130
TOTAL INDUSTRIALS		201,722
INFORMATION TECHNOLOGY - 21.9%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	6,800	1,196
IT Services - 0.6%
Amdocs Ltd.	33,800	2,931
IBM Corp.	20,000	4,548
		7,479
Semiconductors & Semiconductor Equipment - 8.1%
Analog Devices, Inc.	20,000	4,361
Applied Materials, Inc.	20,195	3,528
ASML Holding NV (depository receipt)	1,100	755
BE Semiconductor Industries NV	19,800	2,364
Broadcom, Inc.	53,600	8,687
Lam Research Corp.	44,000	3,251
Marvell Technology, Inc.	158,103	14,655
Microchip Technology, Inc.	6,200	423
Micron Technology, Inc.	3,800	372
NVIDIA Corp.	390,550	53,994
Qualcomm, Inc.	27,400	4,344
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,000	6,832
Teradyne, Inc.	21,100	2,321
		105,887
Software - 9.9%
Dassault Systemes SA	12,000	414
Intuit, Inc.	10,600	6,802
Microsoft Corp.	222,983	94,420
Oracle Corp.	54,000	9,981
Sage Group PLC	150,600	2,514
SAP SE sponsored ADR	63,600	15,111
		129,242
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	157,292	37,330
Dell Technologies, Inc. Class C	19,100	2,437
Samsung Electronics Co. Ltd.	35,390	1,392
		41,159
TOTAL INFORMATION TECHNOLOGY		284,963
MATERIALS - 1.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	8,500	2,842
International Flavors & Fragrances, Inc.	4,800	439
PPG Industries, Inc.	6,000	746
Sherwin-Williams Co.	1,600	636
		4,663
Metals & Mining - 0.8%
First Quantum Minerals Ltd. (d)	660,400	9,038
Freeport-McMoRan, Inc.	39,400	1,741
		10,779
TOTAL MATERIALS		15,442
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	35,100	7,336
Crown Castle, Inc.	65,400	6,949
Public Storage Operating Co.	200	70
Sun Communities, Inc.	15,800	1,996
Terreno Realty Corp.	10,000	606
		16,957
UTILITIES - 2.4%
Electric Utilities - 2.3%
Constellation Energy Corp.	5,700	1,462
Duke Energy Corp.	22,800	2,669
Edison International	24,800	2,176
Entergy Corp.	15,800	2,467
Eversource Energy	37,900	2,444
Exelon Corp.	18,400	728
FirstEnergy Corp.	14,700	625
NextEra Energy, Inc.	6,200	488
Southern Co. (c)	189,600	16,899
		29,958
Multi-Utilities - 0.1%
Sempra	16,400	1,536
TOTAL UTILITIES		31,494
TOTAL COMMON STOCKS (Cost $685,465)		1,231,292

Convertible Preferred Stocks - 0.7%
	Shares	Value ($) (000s)
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
The Boeing Co. Series A, 6.00% (Cost $9,015)	176,800	9,583
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,015)		9,583

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $1,154)	1,471	1,195
TOTAL CONVERTIBLE BONDS (Cost $1,154)		1,195

Money Market Funds - 4.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.64% (f)	55,221,480	55,233
Fidelity Securities Lending Cash Central Fund 4.64% (f)(g)	4,253,345	4,254
TOTAL MONEY MARKET FUNDS (Cost $59,487)		59,487

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $755,121)	1,301,557
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(2,446)
NET ASSETS - 100.0%	1,299,111

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Bank of America Corp.	Chicago Board Options Exchange	388	1,843	45.00	12/20/24	(104)
GE Aerospace	Chicago Board Options Exchange	87	1,585	200.00	01/17/25	(18)
JPMorgan Chase & Co.	Chicago Board Options Exchange	25	624	240.00	12/20/24	(29)
JPMorgan Chase & Co.	Chicago Board Options Exchange	25	624	265.00	01/17/25	(7)
Southern Co.	Chicago Board Options Exchange	377	3,360	95.00	01/17/25	(12)
Walmart, Inc.	Chicago Board Options Exchange	182	1,684	100.00	02/21/25	(28)

TOTAL WRITTEN OPTIONS						(198)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,728,000 or 0.3% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $9,720,000.
(d)	Non-income producing
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	53,015	192,117	189,899	1,686	-	-	55,233	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	10,761	127,756	134,263	23	-	-	4,254	0.0%
Total	63,776	319,873	324,162	1,709	-	-	59,487

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	48,944	43,919	5,025	-
Consumer Discretionary	26,599	25,093	1,506	-
Consumer Staples	73,968	72,746	1,222	-
Energy	119,825	118,069	1,756	-
Financials	263,789	263,789	-	-
Health Care	147,589	147,472	117	-
Industrials	211,305	192,560	18,745	-
Information Technology	284,963	283,157	1,806	-
Materials	15,442	15,442	-	-
Real Estate	16,957	16,957	-	-
Utilities	31,494	31,494	-	-

Corporate Bonds	1,195	-	1,195	-

Money Market Funds	59,487	59,487	-	-
Total Investments in Securities:	1,301,557	1,270,185	31,372	-
Derivative Instruments: Liabilities
Written Options	(198)	(198)	-	-
Total Liabilities	(198)	(198)	-	-
Total Derivative Instruments:	(198)	(198)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(198)
Total Equity Risk	0	(198)
Total Value of Derivatives	0	(198)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024 Amounts in thousands (except per-share amounts)
Assets
Investment in securities, at value (including securities loaned of $4,130) - See accompanying schedule:
Unaffiliated issuers (cost $695,634)	$1,242,070
Fidelity Central Funds (cost $59,487)	59,487

Total Investment in Securities (cost $755,121)		$1,301,557
Receivable for fund shares sold		260
Dividends receivable		2,653
Distributions receivable from Fidelity Central Funds		195
Prepaid expenses		1
Other receivables		10
Total assets		1,304,676
Liabilities
Payable for fund shares redeemed	$172
Accrued management fee	619
Distribution and service plan fees payable	273
Written options, at value (premium received $137)	198
Other payables and accrued expenses	49
Collateral on securities loaned	4,254
Total liabilities		5,565
Net Assets		$1,299,111
Net Assets consist of:
Paid in capital		$694,889
Total accumulated earnings (loss)		604,222
Net Assets		$1,299,111

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($620,076 ÷ 13,784 shares)(a)		$44.99
Maximum offering price per share (100/94.25 of $44.99)		$47.73
Class M :
Net Asset Value and redemption price per share ($228,952 ÷ 5,077 shares)(a)(b)		$45.09
Maximum offering price per share (100/96.50 of $45.09)		$46.73
Class C :
Net Asset Value and offering price per share ($63,666 ÷ 1,547 shares)(a)(b)		$41.14
Class I :
Net Asset Value, offering price and redemption price per share ($253,715 ÷ 5,479 shares)		$46.31
Class Z :
Net Asset Value, offering price and redemption price per share ($132,702 ÷ 2,859 shares)		$46.42
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended November 30, 2024 Amounts in thousands
Investment Income
Dividends		$20,970
Interest		417
Income from Fidelity Central Funds (including $23 from security lending)		1,709
Total income		23,096
Expenses
Management fee	$6,439
Transfer agent fees	452
Distribution and service plan fees	2,989
Accounting fees	84
Custodian fees and expenses	51
Independent trustees' fees and expenses	5
Registration fees	115
Audit fees	65
Legal	5
Interest	21
Miscellaneous	25
Total expenses before reductions	10,251
Expense reductions	(53)
Total expenses after reductions		10,198
Net Investment income (loss)		12,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	65,817
Foreign currency transactions	(3)
Written options	(2,751)
Total net realized gain (loss)		63,063
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	253,257
Assets and liabilities in foreign currencies	(4)
Written options	(21)
Total change in net unrealized appreciation (depreciation)		253,232
Net gain (loss)		316,295
Net increase (decrease) in net assets resulting from operations		$329,193
Statement of Changes in Net Assets

Amount in thousands	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,898	$13,913
Net realized gain (loss)	63,063	15,422
Change in net unrealized appreciation (depreciation)	253,232	48,826
Net increase (decrease) in net assets resulting from operations	329,193	78,161
Distributions to shareholders	(28,026)	(15,697)

Share transactions - net increase (decrease)	(84,689)	199,181
Total increase (decrease) in net assets	216,478	261,645

Net Assets
Beginning of period	1,082,633	820,988
End of period	$1,299,111	$1,082,633

Financial Highlights
Fidelity Advisor® Growth & Income Fund Class A

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.95	$32.90	$33.01	$27.71	$28.32
Income from Investment Operations
Net investment income (loss) A,B	.43	.49	.42	.59 C	.44
Net realized and unrealized gain (loss)	10.54	2.13	1.09	6.08	.90
Total from investment operations	10.97	2.62	1.51	6.67	1.34
Distributions from net investment income	(.46)	(.47)	(.83)	(.48)	(.48)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)
Total distributions	(.93)	(.57)	(1.62) D	(1.37)	(1.95)
Net asset value, end of period	$44.99	$34.95	$32.90	$33.01	$27.71
Total Return E,F	31.93%	8.11%	4.64%	25.08%	4.86%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.89%	.91%	.91%	.92%	.95%
Expenses net of fee waivers, if any	.88%	.90%	.91%	.92%	.95%
Expenses net of all reductions	.88%	.90%	.91%	.92%	.95%
Net investment income (loss)	1.08%	1.47%	1.31%	1.85% C	1.78%
Supplemental Data
Net assets, end of period (in millions)	$620	$477	$406	$344	$277
Portfolio turnover rate I	15%	12%	8%	15%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.21%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Growth & Income Fund Class M

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.03	$32.97	$33.01	$27.71	$28.31
Income from Investment Operations
Net investment income (loss) A,B	.33	.41	.34	.51 C	.38
Net realized and unrealized gain (loss)	10.56	2.14	1.10	6.10	.89
Total from investment operations	10.89	2.55	1.44	6.61	1.27
Distributions from net investment income	(.37)	(.38)	(.68)	(.42)	(.40)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)
Total distributions	(.83) D	(.49) D	(1.48)	(1.31)	(1.87)
Net asset value, end of period	$45.09	$35.03	$32.97	$33.01	$27.71
Total Return E,F	31.60%	7.85%	4.38%	24.77%	4.61%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.12%	1.15%	1.15%	1.16%	1.20%
Expenses net of fee waivers, if any	1.12%	1.14%	1.15%	1.16%	1.20%
Expenses net of all reductions	1.12%	1.14%	1.15%	1.16%	1.20%
Net investment income (loss)	.84%	1.23%	1.07%	1.61% C	1.53%
Supplemental Data
Net assets, end of period (in millions)	$229	$188	$180	$173	$153
Portfolio turnover rate I	15%	12%	8%	15%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Growth & Income Fund Class C

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.07	$30.24	$30.33	$25.56	$26.22
Income from Investment Operations
Net investment income (loss) A,B	.12	.22	.16	.32 C	.23
Net realized and unrealized gain (loss)	9.64	1.96	1.00	5.62	.82
Total from investment operations	9.76	2.18	1.16	5.94	1.05
Distributions from net investment income	(.22)	(.25)	(.45)	(.28)	(.24)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)
Total distributions	(.69)	(.35)	(1.25)	(1.17)	(1.71)
Net asset value, end of period	$41.14	$32.07	$30.24	$30.33	$25.56
Total Return D,E	30.89%	7.32%	3.80%	24.14%	4.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.64%	1.67%	1.67%	1.69%	1.73%
Expenses net of fee waivers, if any	1.64%	1.66%	1.67%	1.69%	1.73%
Expenses net of all reductions	1.64%	1.66%	1.67%	1.69%	1.73%
Net investment income (loss)	.32%	.71%	.55%	1.09% C	1.00%
Supplemental Data
Net assets, end of period (in millions)	$64	$50	$47	$41	$34
Portfolio turnover rate H	15%	12%	8%	15%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Growth & Income Fund Class I

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$35.94	$33.81	$33.95	$28.45	$29.01
Income from Investment Operations
Net investment income (loss) A,B	.54	.59	.51	.69 C	.52
Net realized and unrealized gain (loss)	10.84	2.19	1.12	6.24	.93
Total from investment operations	11.38	2.78	1.63	6.93	1.45
Distributions from net investment income	(.54)	(.55)	(.97)	(.55)	(.54)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)
Total distributions	(1.01)	(.65)	(1.77)	(1.43) D	(2.01)
Net asset value, end of period	$46.31	$35.94	$33.81	$33.95	$28.45
Total Return E	32.23%	8.39%	4.86%	25.40%	5.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63%	.66%	.66%	.67%	.70%
Expenses net of fee waivers, if any	.63%	.66%	.66%	.67%	.70%
Expenses net of all reductions	.63%	.66%	.66%	.67%	.69%
Net investment income (loss)	1.33%	1.71%	1.56%	2.10% C	2.03%
Supplemental Data
Net assets, end of period (in millions)	$254	$223	$128	$76	$45
Portfolio turnover rate H	15%	12%	8%	15%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.46%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Growth & Income Fund Class Z

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$36.02	$33.88	$34.04	$28.52	$29.09
Income from Investment Operations
Net investment income (loss) A,B	.61	.64	.55	.73 C	.55
Net realized and unrealized gain (loss)	10.85	2.19	1.13	6.26	.93
Total from investment operations	11.46	2.83	1.68	6.99	1.48
Distributions from net investment income	(.60)	(.59)	(1.05)	(.59)	(.58)
Distributions from net realized gain	(.47)	(.10)	(.80)	(.89)	(1.47)
Total distributions	(1.06) D	(.69)	(1.84) D	(1.47) D	(2.05)
Net asset value, end of period	$46.42	$36.02	$33.88	$34.04	$28.52
Total Return E	32.42%	8.54%	5.03%	25.59%	5.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.47%	.52%	.53%	.53%	.55%
Expenses net of fee waivers, if any	.47%	.52%	.52%	.53%	.55%
Expenses net of all reductions	.47%	.52%	.52%	.53%	.55%
Net investment income (loss)	1.49%	1.86%	1.69%	2.24% C	2.18%
Supplemental Data
Net assets, end of period (in millions)	$133	$144	$60	$14	$11
Portfolio turnover rate H	15%	12%	8%	15%	28%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.60%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and options.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$553,289
Gross unrealized depreciation	(9,669)
Net unrealized appreciation (depreciation)	$543,620
Tax Cost	$757,739

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,633
Undistributed long-term capital gain	$57,132
Net unrealized appreciation (depreciation) on securities and other investments	$543,457

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$13,547	$13,886
Long-term Capital Gains	14,479	1,811
Total	$28,026	$15,697

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Advisor Growth & Income Fund
Equity Risk
Purchased Options	(110)	-
Written Options	(2,751)	(21)
Total Equity Risk	(2,861)	(21)
Totals	(2,861)	(21)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Growth & Income Fund	169,731	269,225
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.59
Class C	.61
Class I	.61
Class Z	.46

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.60
Class M	.59
Class C	.61
Class I	.61
Class Z	.46

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .42%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,379	33
Class M	.25%	.25%	1,042	13
Class C	.75%	.25%	568	119
			2,989	165

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	229
Class M	11
Class CA	1
241

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period December 1, 2023 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	219.1733
Class M	81.1657
Class C	24.1860
Class I	112.1866
Class Z	16.0420
	452

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period December 1, 2023 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Growth & Income Fund	.0295

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Growth & Income Fund	2

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Growth & Income Fund	Borrower	8,595	5.57%	21

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Growth & Income Fund	9,136	16,034	3,401
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor Growth & Income Fund	2
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Growth & Income Fund	3	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense Reduction
Class M	-A

A In the amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $51.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Growth & Income Fund
Distributions to shareholders
Class A	$12,736	$7,367
Class M	4,404	2,629
Class C	1,056	559
Class I	6,016	3,171
Class Z	3,814	1,971
Total	$28,026	$15,697
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity Advisor Growth & Income Fund
Class A
Shares sold	2,007	2,709	$79,095	$89,706
Reinvestment of distributions	326	217	12,230	7,040
Shares redeemed	(2,201)	(1,605)	(87,421)	(53,452)
Net increase (decrease)	132	1,321	$3,904	$43,294
Class M
Shares sold	307	489	$12,112	$16,232
Reinvestment of distributions	115	79	4,314	2,574
Shares redeemed	(709)	(666)	(27,986)	(22,069)
Net increase (decrease)	(287)	(98)	$(11,560)	$(3,263)
Class C
Shares sold	440	526	$16,021	$15,943
Reinvestment of distributions	29	18	997	534
Shares redeemed	(485)	(541)	(17,592)	(16,496)
Net increase (decrease)	(16)	3	$(574)	$(19)
Class I
Shares sold	2,180	4,443	$88,294	$151,618
Reinvestment of distributions	146	88	5,639	2,946
Shares redeemed	(3,051)	(2,105)	(123,269)	(72,062)
Net increase (decrease)	(725)	2,426	$(29,336)	$82,502
Class Z
Shares sold	1,075	2,810	$43,174	$96,484
Reinvestment of distributions	90	52	3,474	1,753
Shares redeemed	(2,318)	(633)	(93,771)	(21,570)
Net increase (decrease)	(1,153)	2,229	$(47,123)	$76,667
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Growth & Income Portfolio. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Growth & Income Portfolio equal in value to the net assets of the Fund on the day the reorganization is effective. The reorganization does not require shareholder approval and is expected to become effective during March 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Growth & Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Growth & Income Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $61,139,633, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.62% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A, Class M, Class C, Class I, and Class Z designate 100% of dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Class I, and Class Z designate 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.539472.127
AGAI-ANN-0125
Fidelity Advisor® Series Small Cap Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Series Small Cap Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 96.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd. Class C (a)	102,389	707,508
Entertainment - 0.1%
Vivid Seats, Inc. Class A (a)	98,898	354,055
Interactive Media & Services - 1.1%
Cars.com, Inc. (a)	151,200	3,004,344
Ziff Davis, Inc. (a)	26,584	1,564,468
		4,568,812
Media - 1.1%
4Imprint Group PLC	38,100	2,448,257
TechTarget, Inc. (a)	70,900	2,276,599
		4,724,856
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)(b)	133,100	1,068,793
TOTAL COMMUNICATION SERVICES		11,424,024
CONSUMER DISCRETIONARY - 11.3%
Automobile Components - 1.4%
Patrick Industries, Inc.	44,181	5,937,485
Diversified Consumer Services - 0.4%
Laureate Education, Inc.	76,644	1,456,236
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc. (a)	25,100	3,319,977
Household Durables - 3.0%
Champion Homes, Inc. (a)	28,191	2,924,252
Installed Building Products, Inc.	19,500	4,460,430
Lovesac (a)	48,024	1,811,465
SharkNinja, Inc.	30,504	3,067,177
		12,263,324
Leisure Products - 0.6%
Brunswick Corp.	29,000	2,334,790
Specialty Retail - 4.2%
Academy Sports & Outdoors, Inc.	68,550	3,376,088
Boot Barn Holdings, Inc. (a)	26,900	3,689,066
Group 1 Automotive, Inc.	3,210	1,366,818
Murphy U.S.A., Inc.	10,200	5,587,560
Valvoline, Inc. (a)	89,100	3,538,161
		17,557,693
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (a)	36,482	3,852,499
TOTAL CONSUMER DISCRETIONARY		46,722,004
CONSUMER STAPLES - 3.3%
Beverages - 0.6%
The Vita Coco Co., Inc. (a)(b)	76,300	2,711,702
Consumer Staples Distribution & Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	27,120	2,611,656
Performance Food Group Co. (a)	25,000	2,206,000
Sprouts Farmers Market LLC (a)	18,800	2,904,224
		7,721,880
Food Products - 0.8%
Nomad Foods Ltd.	123,253	2,256,762
The Simply Good Foods Co. (a)	24,119	959,695
		3,216,457
TOTAL CONSUMER STAPLES		13,650,039
ENERGY - 5.3%
Energy Equipment & Services - 3.7%
Cactus, Inc. Class A	72,800	4,998,448
CES Energy Solutions Corp.	353,800	2,443,660
Liberty Energy, Inc. Class A (b)	290,500	5,345,200
TechnipFMC PLC	83,600	2,622,532
		15,409,840
Oil, Gas & Consumable Fuels - 1.6%
Antero Resources Corp. (a)	99,900	3,265,731
CONSOL Energy, Inc.	10,375	1,356,013
Hess Midstream LP	45,199	1,713,042
		6,334,786
TOTAL ENERGY		21,744,626
FINANCIALS - 16.1%
Banks - 5.9%
ConnectOne Bancorp, Inc.	141,276	3,885,090
First Interstate Bancsystem, Inc. Class A	106,900	3,738,293
Independent Bank Group, Inc.	95,734	6,406,519
Metropolitan Bank Holding Corp. (a)	43,329	2,813,785
Pinnacle Financial Partners, Inc.	37,900	4,817,469
Trico Bancshares	53,100	2,566,854
		24,228,010
Capital Markets - 4.3%
Houlihan Lokey Class A	13,400	2,533,806
Lazard, Inc. Class A	40,900	2,375,063
Patria Investments Ltd. (b)	189,600	2,267,616
Piper Sandler Cos.	10,100	3,464,199
Stifel Financial Corp.	31,100	3,601,380
TMX Group Ltd.	112,300	3,564,596
		17,806,660
Consumer Finance - 1.9%
FirstCash Holdings, Inc.	45,800	4,985,788
PROG Holdings, Inc.	58,908	2,866,463
		7,852,251
Financial Services - 1.0%
Essent Group Ltd.	72,100	4,165,938
Insurance - 3.0%
Old Republic International Corp.	70,900	2,762,973
Primerica, Inc.	19,700	5,964,175
Selective Insurance Group, Inc.	38,027	3,882,176
		12,609,324
TOTAL FINANCIALS		66,662,183
HEALTH CARE - 12.9%
Biotechnology - 5.0%
AnaptysBio, Inc. (a)	22,232	554,911
Arcellx, Inc. (a)	20,000	1,761,400
Astria Therapeutics, Inc. (a)	53,200	552,748
Blueprint Medicines Corp. (a)	8,600	828,868
Celldex Therapeutics, Inc. (a)	21,577	592,073
Cogent Biosciences, Inc. (a)	80,984	770,158
Crinetics Pharmaceuticals, Inc. (a)	31,200	1,784,640
Cytokinetics, Inc. (a)	35,100	1,820,286
Insmed, Inc. (a)	14,400	1,082,304
Keros Therapeutics, Inc. (a)	20,900	1,206,766
Legend Biotech Corp. ADR (a)	21,500	904,505
Madrigal Pharmaceuticals, Inc. (a)(b)	4,500	1,476,855
Merus BV (a)	13,700	614,308
Perspective Therapeutics, Inc. (a)	42,600	185,310
Vaxcyte, Inc. (a)	30,200	2,849,068
Viking Therapeutics, Inc. (a)(b)	34,200	1,810,548
Viridian Therapeutics, Inc. (a)	31,700	683,135
Xenon Pharmaceuticals, Inc. (a)	27,300	1,163,799
		20,641,682
Health Care Equipment & Supplies - 3.8%
Haemonetics Corp. (a)	27,500	2,405,425
Lantheus Holdings, Inc. (a)(b)	29,400	2,624,538
Masimo Corp. (a)	19,800	3,416,292
Merit Medical Systems, Inc. (a)	30,000	3,117,000
Pulmonx Corp. (a)	167,600	1,081,020
RxSight, Inc. (a)	24,700	1,157,936
TransMedics Group, Inc. (a)(b)	21,500	1,864,265
		15,666,476
Health Care Providers & Services - 3.6%
Acadia Healthcare Co., Inc. (a)	78,900	3,205,707
Chemed Corp.	6,400	3,663,296
Option Care Health, Inc. (a)	48,866	1,163,011
Pennant Group, Inc. (a)	25,538	796,275
The Ensign Group, Inc.	42,600	6,228,546
		15,056,835
Life Sciences Tools & Services - 0.2%
Maravai LifeSciences Holdings, Inc. Class A (a)	113,600	644,112
Pharmaceuticals - 0.3%
Enliven Therapeutics, Inc. (a)	22,700	553,426
Structure Therapeutics, Inc. ADR (a)	17,690	586,424
		1,139,850
TOTAL HEALTH CARE		53,148,955
INDUSTRIALS - 16.9%
Building Products - 2.2%
AAON, Inc. (b)	21,400	2,917,676
CSW Industrials, Inc.	5,485	2,316,809
Simpson Manufacturing Co. Ltd.	21,100	3,975,240
		9,209,725
Commercial Services & Supplies - 0.7%
The Brink's Co.	31,161	3,013,580
Construction & Engineering - 1.5%
EMCOR Group, Inc.	4,000	2,040,480
Sterling Construction Co., Inc. (a)	20,900	4,064,005
		6,104,485
Electrical Equipment - 1.3%
Array Technologies, Inc. (a)(b)	135,388	908,453
Nextracker, Inc. Class A (a)	65,500	2,499,480
Thermon Group Holdings, Inc. (a)	60,800	1,918,848
		5,326,781
Ground Transportation - 1.1%
ArcBest Corp.	11,245	1,296,324
TFI International, Inc.	20,400	3,094,272
		4,390,596
Machinery - 2.9%
Astec Industries, Inc.	44,100	1,702,701
Federal Signal Corp.	30,200	2,941,782
REV Group, Inc.	93,500	2,900,370
Terex Corp. (b)	79,000	4,328,410
		11,873,263
Professional Services - 2.4%
ExlService Holdings, Inc. (a)	120,448	5,583,969
KBR, Inc.	74,567	4,535,911
		10,119,880
Trading Companies & Distributors - 4.8%
Applied Industrial Technologies, Inc.	14,900	4,093,328
Beacon Roofing Supply, Inc. (a)	25,100	2,836,802
FTAI Aviation Ltd.	21,900	3,697,158
GMS, Inc. (a)	49,200	4,937,220
Rush Enterprises, Inc. Class A	71,598	4,435,496
		20,000,004
TOTAL INDUSTRIALS		70,038,314
INFORMATION TECHNOLOGY - 13.1%
Electronic Equipment, Instruments & Components - 6.2%
Advanced Energy Industries, Inc.	35,900	4,129,936
Belden, Inc.	26,400	3,231,360
Fabrinet (a)	25,800	6,052,164
Insight Enterprises, Inc. (a)	31,998	5,006,087
Kraken Robotics, Inc. (a)	597,300	1,011,107
Napco Security Technologies, Inc.	39,982	1,568,494
TD SYNNEX Corp.	37,713	4,487,470
		25,486,618
IT Services - 2.2%
ASGN, Inc. (a)	33,500	3,066,925
Endava PLC ADR (a)	38,101	1,078,639
Wix.com Ltd. (a)	22,300	4,989,402
		9,134,966
Semiconductors & Semiconductor Equipment - 2.5%
Allegro MicroSystems LLC (a)	103,400	2,246,882
Diodes, Inc. (a)	38,158	2,480,270
MACOM Technology Solutions Holdings, Inc. (a)	26,900	3,572,858
Nova Ltd. (a)	10,472	1,924,335
		10,224,345
Software - 2.2%
Agilysys, Inc. (a)	12,400	1,665,320
Five9, Inc. (a)	23,200	957,696
SPS Commerce, Inc. (a)	16,300	3,147,041
Tenable Holdings, Inc. (a)	79,700	3,345,806
		9,115,863
TOTAL INFORMATION TECHNOLOGY		53,961,792
MATERIALS - 7.2%
Chemicals - 1.9%
Element Solutions, Inc.	156,900	4,499,892
Hawkins, Inc.	13,600	1,829,336
Tronox Holdings PLC	142,300	1,721,830
		8,051,058
Construction Materials - 1.4%
Eagle Materials, Inc.	19,100	5,900,372
Metals & Mining - 3.9%
Carpenter Technology Corp.	25,700	4,986,828
Commercial Metals Co.	107,800	6,650,182
Constellium NV (a)	353,900	4,338,814
		15,975,824
TOTAL MATERIALS		29,927,254
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Acadia Realty Trust (SBI)	135,300	3,497,505
CareTrust (REIT), Inc.	67,800	2,019,762
Essential Properties Realty Trust, Inc. (b)	159,092	5,425,037
Lamar Advertising Co. Class A	32,100	4,302,042
Urban Edge Properties	124,700	2,869,347
		18,113,693
Real Estate Management & Development - 0.6%
Colliers International Group, Inc.	16,900	2,601,300
TOTAL REAL ESTATE		20,714,993
UTILITIES - 2.2%
Gas Utilities - 2.2%
Brookfield Infrastructure Corp. A Shares	112,157	5,034,728
Southwest Gas Holdings, Inc.	49,900	3,900,184
		8,934,912
TOTAL COMMON STOCKS (Cost $269,524,447)		396,929,096

Money Market Funds - 10.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (c)	16,692,948	16,696,287
Fidelity Securities Lending Cash Central Fund 4.64% (c)(d)	27,237,067	27,239,791
TOTAL MONEY MARKET FUNDS (Cost $43,936,078)		43,936,078

Equity Funds - 1.0%
	Shares	Value ($)
Small Blend Funds - 1.0%
iShares Russell 2000 ETF (b) (Cost $3,892,652)	17,000	4,111,790

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $317,353,177)	444,976,964
NET OTHER ASSETS (LIABILITIES) - (7.7)%	(31,785,066)
NET ASSETS - 100.0%	413,191,898

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	4,018,838	115,619,458	102,941,943	185,652	(66)	-	16,696,287	0.0%
Fidelity Securities Lending Cash Central Fund 4.64%	8,318,910	150,191,781	131,270,900	9,719	-	-	27,239,791	0.1%
Total	12,337,748	265,811,239	234,212,843	195,371	(66)	-	43,936,078

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	11,424,024	11,424,024	-	-
Consumer Discretionary	46,722,004	46,722,004	-	-
Consumer Staples	13,650,039	13,650,039	-	-
Energy	21,744,626	21,744,626	-	-
Financials	66,662,183	66,662,183	-	-
Health Care	53,148,955	53,148,955	-	-
Industrials	70,038,314	70,038,314	-	-
Information Technology	53,961,792	53,961,792	-	-
Materials	29,927,254	29,927,254	-	-
Real Estate	20,714,993	20,714,993	-	-
Utilities	8,934,912	8,934,912	-	-

Money Market Funds	43,936,078	43,936,078	-	-

Equity Funds	4,111,790	4,111,790	-	-
Total Investments in Securities:	444,976,964	444,976,964	-	-
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $26,406,786) - See accompanying schedule:
Unaffiliated issuers (cost $273,417,099)	$401,040,886
Fidelity Central Funds (cost $43,936,078)	43,936,078

Total Investment in Securities (cost $317,353,177)		$444,976,964
Cash		84,659
Foreign currency held at value (cost $383,790)		382,952
Receivable for investments sold		18,473,495
Dividends receivable		261,470
Distributions receivable from Fidelity Central Funds		27,198
Receivable from investment adviser for expense reductions		2,956
Other receivables		3,508
Total assets		464,213,202
Liabilities
Payable for investments purchased	$3,279,793
Payable for fund shares redeemed	20,498,332
Other payables and accrued expenses	3,898
Collateral on securities loaned	27,239,281
Total liabilities		51,021,304
Net Assets		$413,191,898
Net Assets consist of:
Paid in capital		$223,120,978
Total accumulated earnings (loss)		190,070,920
Net Assets		$413,191,898
Net Asset Value, offering price and redemption price per share ($413,191,898 ÷ 27,837,042 shares)		$14.84
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$3,835,697
Interest		1,853
Income from Fidelity Central Funds (including $9,719 from security lending)		195,371
Total income		4,032,921
Expenses
Custodian fees and expenses	$32,123
Independent trustees' fees and expenses	1,896
Legal	2,186
Interest	8,258
Miscellaneous	25
Total expenses before reductions	44,488
Expense reductions	(21,543)
Total expenses after reductions		22,945
Net Investment income (loss)		4,009,976
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	72,588,614
Fidelity Central Funds	(66)
Foreign currency transactions	(4,565)
Total net realized gain (loss)		72,583,983
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	56,403,812
Assets and liabilities in foreign currencies	(7,967)
Total change in net unrealized appreciation (depreciation)		56,395,845
Net gain (loss)		128,979,828
Net increase (decrease) in net assets resulting from operations		$132,989,804
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,009,976	$3,709,239
Net realized gain (loss)	72,583,983	13,558,563
Change in net unrealized appreciation (depreciation)	56,395,845	(5,211,618)
Net increase (decrease) in net assets resulting from operations	132,989,804	12,056,184
Distributions to shareholders	(16,299,236)	(34,872,065)

Share transactions
Proceeds from sales of shares	35,926,478	80,869,900
Reinvestment of distributions	16,299,236	34,872,065
Cost of shares redeemed	(162,398,332)	(93,134,248)

Net increase (decrease) in net assets resulting from share transactions	(110,172,618)	22,607,717
Total increase (decrease) in net assets	6,517,950	(208,164)

Net Assets
Beginning of period	406,673,948	406,882,112
End of period	$413,191,898	$406,673,948

Other Information
Shares
Sold	2,819,190	7,324,557
Issued in reinvestment of distributions	1,401,482	3,216,980
Redeemed	(12,297,084)	(8,100,778)
Net increase (decrease)	(8,076,412)	2,440,759

Financial Highlights
Fidelity Advisor® Series Small Cap Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.32	$12.16	$17.04	$12.88	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.12	.10	.11	.11	.09
Net realized and unrealized gain (loss)	3.86	.11	(1.91)	4.49	1.42
Total from investment operations	3.98	.21	(1.80)	4.60	1.51
Distributions from net investment income	(.12)	(.11)	(.12)	(.12)	(.07)
Distributions from net realized gain	(.34)	(.94)	(2.97)	(.32)	(.28)
Total distributions	(.46)	(1.05)	(3.08) C	(.44)	(.35)
Net asset value, end of period	$14.84	$11.32	$12.16	$17.04	$12.88
Total Return D	36.24%	2.11%	(13.01)%	36.69%	13.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	-% G	-% G	.01%
Expenses net of all reductions	.01%	.01%	-% G	-% G	.01%
Net investment income (loss)	.94%	.93%	.92%	.68%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$413,192	$406,674	$406,882	$508,445	$467,212
Portfolio turnover rate H	44%	40%	57%	51%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Advisor Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$138,486,137
Gross unrealized depreciation	(15,341,315)
Net unrealized appreciation (depreciation)	$123,144,822
Tax Cost	$321,832,142

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$12,238,886
Undistributed long-term capital gain	$55,514,258
Net unrealized appreciation (depreciation) on securities and other investments	$122,317,776

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$4,253,529	$ 3,620,052
Long-term Capital Gains	12,045,707	31,252,013
Total	$16,299,236	$ 34,872,065

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Small Cap Fund	186,126,178	311,980,892
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Small Cap Fund	5,018

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Small Cap Fund	Borrower	7,468,286	5.58%	8,102

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor Series Small Cap Fund	13,056,218	23,059,515	4,819,655

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended to provide that the investment advisor pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Small Cap Fund	1,057	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Small Cap Fund	966,000	5.83%	156
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $21,543.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Series Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Series Small Cap Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $60,829,827, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $260,378 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 57% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 69.07% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 9.57% of the dividend distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967941.111
AXS5-ANN-0125
Fidelity Advisor® Series Equity Growth Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Series Equity Growth Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Entertainment - 0.9%
Live Nation Entertainment, Inc. (a)	47,300	6,539,225
Roblox Corp. Class A (a)	116,000	5,815,080
Universal Music Group NV	8,585	206,723
		12,561,028
Interactive Media & Services - 6.4%
Alphabet, Inc. Class A	376,257	63,568,620
Epic Games, Inc. (a)(b)(c)	805	543,898
Meta Platforms, Inc. Class A	37,200	21,364,704
		85,477,222
TOTAL COMMUNICATION SERVICES		98,038,250
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.6%
BYD Co. Ltd. (H Shares)	226,592	7,474,133
Broadline Retail - 5.9%
Amazon.com, Inc. (a)	315,846	65,661,225
MercadoLibre, Inc. (a)	6,420	12,744,791
Savers Value Village, Inc. (a)(d)	143,900	1,345,465
		79,751,481
Diversified Consumer Services - 0.2%
Duolingo, Inc. Class A (a)	6,400	2,228,928
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	116,069	15,798,152
Kura Sushi U.S.A., Inc. Class A (a)	25,204	2,694,812
Trip.com Group Ltd. ADR (a)	132,800	8,585,520
		27,078,484
Household Durables - 0.3%
TopBuild Corp. (a)	12,000	4,687,680
Specialty Retail - 1.6%
Floor & Decor Holdings, Inc. Class A (a)	29,400	3,298,974
Lowe's Companies, Inc.	65,200	17,762,436
		21,061,410
TOTAL CONSUMER DISCRETIONARY		142,282,116
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Monster Beverage Corp. (a)	145,958	8,046,665
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	191,800	13,832,616
TOTAL CONSUMER STAPLES		21,879,281
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd.	59,600	2,015,672
Cheniere Energy, Inc.	59,900	13,418,199
Range Resources Corp.	170,668	6,099,674
		21,533,545
FINANCIALS - 7.9%
Banks - 0.4%
Huntington Bancshares, Inc.	152,700	2,750,127
M&T Bank Corp.	12,600	2,771,874
		5,522,001
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	75,900	12,216,864
Morgan Stanley	25,300	3,329,733
		15,546,597
Consumer Finance - 0.9%
Capital One Financial Corp.	60,400	11,597,404
Financial Services - 4.5%
MasterCard, Inc. Class A	46,483	24,772,650
Rocket Companies, Inc. Class A (a)(d)	189,854	2,758,579
Toast, Inc. (a)	247,000	10,754,380
Visa, Inc. Class A	68,900	21,709,012
		59,994,621
Insurance - 1.0%
Arthur J. Gallagher & Co.	33,569	10,481,585
The Baldwin Insurance Group, Inc. Class A, (a)	64,724	3,168,887
		13,650,472
TOTAL FINANCIALS		106,311,095
HEALTH CARE - 16.5%
Biotechnology - 4.2%
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	220,830	26,500
rights (a)(c)	220,830	15,458
Alnylam Pharmaceuticals, Inc. (a)	45,672	11,558,213
Arcellx, Inc. (a)	6,579	579,413
Arrowhead Pharmaceuticals, Inc. (a)	29,295	762,549
Beam Therapeutics, Inc. (a)	9,466	259,084
Biogen, Inc. (a)	6,200	995,906
BioNTech SE ADR (a)	42,200	4,996,058
Blueprint Medicines Corp. (a)	4,400	424,072
Cytokinetics, Inc. (a)	24,461	1,268,547
Exact Sciences Corp. (a)	226,200	14,042,496
Galapagos NV sponsored ADR (a)	49,386	1,365,029
Gamida Cell Ltd. (c)	266,229	3
Gamida Cell Ltd. warrants 4/21/28 (a)(c)	59,930	1
Gilead Sciences, Inc.	100,100	9,267,258
Hookipa Pharma, Inc. (a)	13,430	33,844
Immunocore Holdings PLC ADR (a)	23,585	772,173
Insmed, Inc. (a)	103,846	7,805,065
Janux Therapeutics, Inc. (a)	2,900	131,109
Krystal Biotech, Inc. (a)	4,700	927,874
Moderna, Inc. (a)	12,200	525,332
Seres Therapeutics, Inc. (a)(d)	54,600	53,508
Synlogic, Inc. (a)	10,646	14,798
Vor Biopharma, Inc. (a)	43,874	36,508
XOMA Corp. (a)	32,707	1,094,049
		56,954,847
Health Care Equipment & Supplies - 4.7%
Align Technology, Inc. (a)	33,100	7,704,687
Boston Scientific Corp. (a)	399,474	36,216,313
Ceribell, Inc.	12,800	368,512
Glaukos Corp. (a)	27,200	3,907,280
Hologic, Inc. (a)	139,500	11,090,250
Penumbra, Inc. (a)	14,727	3,595,155
Pulmonx Corp. (a)	27,500	177,375
RxSight, Inc. (a)	5,200	243,776
		63,303,348
Health Care Providers & Services - 2.3%
HealthEquity, Inc. (a)	127,954	12,992,449
Humana, Inc.	13,500	4,001,130
UnitedHealth Group, Inc.	21,600	13,180,320
		30,173,899
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. Class A (a)	35,800	569,220
Bio-Techne Corp.	31,002	2,336,311
Bruker Corp.	122,543	7,101,367
Chemometec A/S	18,200	1,221,371
Codexis, Inc. (a)	161,901	741,507
Danaher Corp.	37,051	8,880,754
MaxCyte, Inc. (a)	132,900	471,795
		21,322,325
Pharmaceuticals - 3.7%
Aclaris Therapeutics, Inc. (a)	19,672	80,065
Chugai Pharmaceutical Co. Ltd.	84,900	3,736,317
Eli Lilly & Co.	38,498	30,619,384
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	422,100	7,082,838
UCB SA	36,500	7,149,204
Zevra Therapeutics, Inc. (a)	80,100	747,333
		49,415,141
TOTAL HEALTH CARE		221,169,560
INDUSTRIALS - 10.6%
Aerospace & Defense - 1.5%
GE Aerospace	108,052	19,682,752
Loar Holdings, Inc.	1,200	110,496
		19,793,248
Building Products - 0.0%
Simpson Manufacturing Co. Ltd.	3,600	678,240
Electrical Equipment - 1.2%
GE Vernova LLC	46,788	15,632,807
Ground Transportation - 2.1%
Uber Technologies, Inc. (a)	389,076	27,997,909
Machinery - 1.8%
Deere & Co.	14,100	6,569,190
Ingersoll Rand, Inc.	97,840	10,191,993
Westinghouse Air Brake Tech Co.	33,841	6,789,181
		23,550,364
Professional Services - 3.1%
Equifax, Inc.	79,984	20,920,615
KBR, Inc.	182,413	11,096,183
RELX PLC sponsored ADR	131,000	6,167,480
UL Solutions, Inc. Class A	77,900	4,185,567
		42,369,845
Trading Companies & Distributors - 0.9%
Ferguson Enterprises, Inc.	49,010	10,558,018
United Rentals, Inc.	2,400	2,078,400
		12,636,418
TOTAL INDUSTRIALS		142,658,831
INFORMATION TECHNOLOGY - 40.6%
Communications Equipment - 0.2%
Ciena Corp. (a)	35,084	2,446,056
Electronic Equipment, Instruments & Components - 1.0%
Flex Ltd. (a)	230,284	8,974,167
Jabil, Inc.	39,215	5,326,573
		14,300,740
IT Services - 1.3%
MongoDB, Inc. Class A (a)	52,791	17,024,570
Semiconductors & Semiconductor Equipment - 19.3%
Astera Labs, Inc. (a)	2,300	237,475
BE Semiconductor Industries NV	62,876	7,508,196
eMemory Technology, Inc.	9,207	838,189
Marvell Technology, Inc.	29,322	2,717,856
NVIDIA Corp.	1,241,220	171,598,663
SiTime Corp. (a)	49,018	10,410,443
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	356,696	65,867,483
		259,178,305
Software - 7.8%
AppFolio, Inc. Class A, (a)	600	152,250
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	294,232	414,867
DocuSign, Inc. (a)	44,600	3,554,174
HubSpot, Inc. (a)	16,560	11,940,588
Manhattan Associates, Inc. (a)	30,624	8,741,315
Microsoft Corp.	155,144	65,697,278
Nutanix, Inc. Class A (a)	33,100	2,160,768
Open AI Global LLC rights (a)(b)(c)	751,600	751,600
ServiceNow, Inc. (a)	8,623	9,049,321
Zeta Global Holdings Corp. (a)	123,500	2,630,550
		105,092,711
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	622,304	147,691,408
TOTAL INFORMATION TECHNOLOGY		545,733,790
MATERIALS - 1.6%
Construction Materials - 0.5%
Eagle Materials, Inc.	2,600	803,192
Martin Marietta Materials, Inc.	10,000	6,000,000
		6,803,192
Containers & Packaging - 0.6%
International Paper Co.	149,500	8,795,085
Metals & Mining - 0.5%
Carpenter Technology Corp.	32,600	6,325,704
TOTAL MATERIALS		21,923,981
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Zillow Group, Inc.:
Class A (a)	21,500	1,752,895
Class C (a)	89,500	7,581,545
		9,334,440
TOTAL COMMON STOCKS (Cost $798,371,100)		1,330,864,889

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	8,000	101,280
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	26,300	76,270
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries, Inc. Series F (b)(c)	24,819	616,008
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
ASAPP, Inc.:
Series C (a)(b)(c)	90,925	187,306
Series D (a)(b)(c)	512,827	897,447
Canva, Inc.:
Series A (a)(b)(c)	106	129,444
Series A2 (a)(b)(c)	19	23,202
xAI Corp. Series C (b)(c)	42,975	930,409
		2,167,808
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	21,131	315,063
Series C3 (a)(b)(c)	26,414	393,833
Series C4 (a)(b)(c)	6,345	94,604
Series C5 (a)(b)(c)	13,150	196,067
		999,567
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,512,955)		3,960,933

Convertible Bonds - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (b)(c)(f) (Cost $248,100)	248,100	244,577
TOTAL CONVERTIBLE BONDS (Cost $248,100)		244,577

Preferred Securities - 0.0%
	Principal Amount (e)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 15% (b)(c)(f) (Cost $308,400)	308,400	342,504
TOTAL PREFERRED SECURITIES (Cost $308,400)		342,504

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.64% (g)	44,229,710	44,238,556
Fidelity Securities Lending Cash Central Fund 4.64% (g)(h)	2,624,892	2,625,155
TOTAL MONEY MARKET FUNDS (Cost $46,863,711)		46,863,711

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $852,304,266)	1,382,276,614
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(37,043,568)
NET ASSETS - 100.0%	1,345,233,046

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,258,379 or 0.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	102,086

Anduril Industries, Inc. Series F	8/07/24	539,481

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	599,841

ASAPP, Inc. Series D	8/29/23	1,980,281

Canva, Inc. Series A	9/22/23	113,066

Canva, Inc. Series A2	9/22/23	20,267

ElevateBio LLC Series C	3/09/21	110,329

Epic Games, Inc.	3/29/21	712,425

Illuminated Holdings, Inc. Series C2	7/07/20	528,275

Illuminated Holdings, Inc. Series C3	7/07/20	792,420

Illuminated Holdings, Inc. Series C4	1/08/21	228,420

Illuminated Holdings, Inc. Series C5	6/16/21	568,080

Illuminated Holdings, Inc. 15%	6/14/23	248,100

Illuminated Holdings, Inc. 15%	9/27/23	308,400

Open AI Global LLC rights	9/30/24	751,600

xAI Corp. Series C	11/22/24	930,409

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.64%	11,953,955	304,267,615	271,983,297	364,842	283	-	44,238,556	0.1%
Fidelity Securities Lending Cash Central Fund 4.64%	6,521,405	100,117,746	104,013,996	23,107	-	-	2,625,155	0.0%
Total	18,475,360	404,385,361	375,997,293	387,949	283	-	46,863,711

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	98,038,250	97,287,629	206,723	543,898
Consumer Discretionary	142,282,116	134,807,983	7,474,133	-
Consumer Staples	21,879,281	21,879,281	-	-
Energy	21,533,545	21,533,545	-	-
Financials	106,412,375	106,311,095	-	101,280
Health Care	221,245,830	217,391,281	3,736,317	118,232
Industrials	143,274,839	142,658,831	-	616,008
Information Technology	547,901,598	543,729,134	838,189	3,334,275
Materials	22,923,548	21,923,981	-	999,567
Real Estate	9,334,440	9,334,440	-	-

Corporate Bonds	244,577	-	-	244,577

Preferred Securities	342,504	-	-	342,504

Money Market Funds	46,863,711	46,863,711	-	-
Total Investments in Securities:	1,382,276,614	1,363,720,911	12,255,362	6,300,341
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value (including securities loaned of $2,584,116) - See accompanying schedule:
Unaffiliated issuers (cost $805,440,555)	$1,335,412,903
Fidelity Central Funds (cost $46,863,711)	46,863,711

Total Investment in Securities (cost $852,304,266)		$1,382,276,614
Foreign currency held at value (cost $5)		3
Receivable for investments sold		1,037,955
Receivable for fund shares sold		811
Dividends receivable		425,340
Interest receivable		31,529
Distributions receivable from Fidelity Central Funds		66,492
Receivable from investment adviser for expense reductions		3,020
Other receivables		18,922
Total assets		1,383,860,686
Liabilities
Payable for investments purchased	$25,425
Payable for fund shares redeemed	35,968,122
Other payables and accrued expenses	9,718
Collateral on securities loaned	2,624,375
Total liabilities		38,627,640
Net Assets		$1,345,233,046
Net Assets consist of:
Paid in capital		$526,565,063
Total accumulated earnings (loss)		818,667,983
Net Assets		$1,345,233,046
Net Asset Value, offering price and redemption price per share ($1,345,233,046 ÷ 65,108,653 shares)		$20.66
Statement of Operations
Year ended November 30, 2024
Investment Income
Dividends		$6,212,378
Interest		31,725
Income from Fidelity Central Funds (including $23,107 from security lending)		387,949
Total income		6,632,052
Expenses
Custodian fees and expenses	$42,103
Independent trustees' fees and expenses	5,499
Interest	35,844
Miscellaneous	25
Total expenses before reductions	83,471
Expense reductions	(4,265)
Total expenses after reductions		79,206
Net Investment income (loss)		6,552,846
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $794,665)	322,636,704
Fidelity Central Funds	283
Foreign currency transactions	(4,062)
Total net realized gain (loss)		322,632,925
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $366,364)	83,628,007
Assets and liabilities in foreign currencies	(4,487)
Total change in net unrealized appreciation (depreciation)		83,623,520
Net gain (loss)		406,256,445
Net increase (decrease) in net assets resulting from operations		$412,809,291
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,552,846	$7,777,224
Net realized gain (loss)	322,632,925	64,331,601
Change in net unrealized appreciation (depreciation)	83,623,520	144,565,151
Net increase (decrease) in net assets resulting from operations	412,809,291	216,673,976
Distributions to shareholders	(60,500,167)	(49,123,120)

Share transactions
Proceeds from sales of shares	202,050,543	213,107,203
Reinvestment of distributions	60,500,167	49,123,120
Cost of shares redeemed	(367,419,204)	(314,349,998)

Net increase (decrease) in net assets resulting from share transactions	(104,868,494)	(52,119,675)
Total increase (decrease) in net assets	247,440,630	115,431,181

Net Assets
Beginning of period	1,097,792,416	982,361,235
End of period	$1,345,233,046	$1,097,792,416

Other Information
Shares
Sold	10,908,456	15,692,482
Issued in reinvestment of distributions	3,972,434	3,914,193
Redeemed	(20,055,607)	(22,386,584)
Net increase (decrease)	(5,174,717)	(2,779,909)

Financial Highlights
Fidelity Advisor® Series Equity Growth Fund

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.62	$13.45	$19.74	$19.73	$15.53
Income from Investment Operations
Net investment income (loss) A,B	.09	.11	.12	.17 C	.10
Net realized and unrealized gain (loss)	5.82	2.74	(2.96)	4.20	6.02
Total from investment operations	5.91	2.85	(2.84)	4.37	6.12
Distributions from net investment income	(.11)	(.11)	(.20)	(.13)	(.13)
Distributions from net realized gain	(.75)	(.57)	(3.26)	(4.23)	(1.79)
Total distributions	(.87) D	(.68)	(3.45) D	(4.36)	(1.92)
Net asset value, end of period	$20.66	$15.62	$13.45	$19.74	$19.73
Total Return E	39.78%	22.44%	(17.55)%	27.43%	44.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01%	.01%	-% H	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	-% H	-% H	.01%
Expenses net of all reductions	.01%	.01%	-% H	-% H	.01%
Net investment income (loss)	.52%	.77%	.84%	.95% C	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,345,233	$1,097,792	$982,361	$1,123,206	$1,007,642
Portfolio turnover rate I	67%	63%	49%	51%	56%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity Advisor Series Equity Growth Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$544,504,362
Gross unrealized depreciation	(17,231,332)
Net unrealized appreciation (depreciation)	$527,273,030
Tax Cost	$855,003,584

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$6,028,899
Undistributed long-term capital gain	$285,367,609
Net unrealized appreciation (depreciation) on securities and other investments	$527,271,478

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Ordinary Income	$7,833,548	$8,151,120
Long-term Capital Gains	52,666,619	40,972,000
Total	$60,500,167	$49,123,120

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity Growth Fund	831,096,097	994,289,658
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Series Equity Growth Fund	5,639

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Series Equity Growth Fund	Borrower	16,021,467	5.37%	35,844

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Series Equity Growth Fund	37,352,831	56,941,803	14,904,264

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Series Equity Growth Fund	2,463	642	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through March 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,265.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Series Equity Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Series Equity Growth Fund (one of the funds constituting Fidelity Advisor Series I, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $302,490,279, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $428,803 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 69% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 85.46% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	47,400,603,662.68	97.08
Withheld	1,424,803,996.20	2.92
TOTAL	48,825,407,658.88	100.00
Robert A. Lawrence
Affirmative	47,280,328,204.40	96.84
Withheld	1,545,079,454.48	3.16
TOTAL	48,825,407,658.88	100.00
Vijay C. Advani
Affirmative	47,288,044,991.48	96.85
Withheld	1,537,362,667.40	3.15
TOTAL	48,825,407,658.88	100.00
Thomas P. Bostick
Affirmative	47,248,851,088.69	96.77
Withheld	1,576,556,570.19	3.23
TOTAL	48,825,407,658.88	100.00
Donald F. Donahue
Affirmative	47,287,004,182.74	96.85
Withheld	1,538,403,476.14	3.15
TOTAL	48,825,407,658.88	100.00
Vicki L. Fuller
Affirmative	47,375,183,539.48	97.03
Withheld	1,450,224,119.40	2.97
TOTAL	48,825,407,658.88	100.00
Patricia L. Kampling
Affirmative	47,389,656,970.86	97.06
Withheld	1,435,750,688.02	2.94
TOTAL	48,825,407,658.88	100.00
Thomas A. Kennedy
Affirmative	47,281,489,897.71	96.84
Withheld	1,543,917,761.17	3.16
TOTAL	48,825,407,658.88	100.00
Oscar Munoz
Affirmative	47,282,750,545.47	96.84
Withheld	1,542,657,113.41	3.16
TOTAL	48,825,407,658.88	100.00
Karen B. Peetz
Affirmative	47,356,505,980.29	96.99
Withheld	1,468,901,678.59	3.01
TOTAL	48,825,407,658.88	100.00
David M. Thomas
Affirmative	47,225,423,215.83	96.72
Withheld	1,599,984,443.05	3.28
TOTAL	48,825,407,658.88	100.00
Susan Tomasky
Affirmative	47,353,387,805.21	96.99
Withheld	1,472,019,853.67	3.01
TOTAL	48,825,407,658.88	100.00
Michael E. Wiley
Affirmative	47,278,279,663.75	96.83
Withheld	1,547,127,995.13	3.17
TOTAL	48,825,407,658.88	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9860268.110
AXM1-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025